UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 97.9%		Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Ford Motor Co. (Automobiles)		520,600	$6,845,890
McDonald's Corp. (Hotels, Restaurants & Leisure)		59,900	5,971,431
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	17,450	4,650,250
Groupon, Inc. (Internet & Catalog Retail)	(a)	287,000	1,756,440
Viacom, Inc. Class B (Media)		73,600	4,531,552
Target Corp. (Multiline Retail)		62,900	4,305,505
Lowe's Cos., Inc. (Specialty Retail)		84,400	3,200,448
			31,261,516
CONSUMER STAPLES - 3.7%
Dr Pepper Snapple Group, Inc. (Beverages)		61,200	2,873,340
Colgate-Palmolive Co. (Household Products)		39,000	4,603,170
			7,476,510
ENERGY - 9.0%
Halliburton Co. (Energy Equip. & Svs.)		95,200	3,847,032
Chevron Corp. (Oil, Gas & Consumable Fuels)		52,200	6,202,404
Phillips 66 (Oil, Gas & Consumable Fuels)		69,650	4,873,410
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	86,800	3,234,168
			18,157,014
FINANCIALS - 22.1%
BlackRock, Inc. (Capital Markets)		19,600	5,034,848
Fifth Third Bancorp (Commercial Banks)		244,200	3,982,902
Wells Fargo & Co. (Commercial Banks)		121,800	4,505,382
Capital One Financial Corp. (Consumer Finance)		70,000	3,846,500
Citigroup, Inc. (Diversified Financial Svs.)		129,600	5,733,504
JPMorgan Chase & Co. (Diversified Financial Svs.)		155,400	7,375,284
Genworth Financial, Inc. Class A (Insurance)	(a)	307,000	3,070,000
Hartford Financial Services Group, Inc. (Insurance)		132,300	3,413,340
MetLife, Inc. (Insurance)		148,100	5,630,762
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	40,900	1,997,556
			44,590,078
HEALTH CARE - 15.9%
Celgene Corp. (Biotechnology)	(a)	43,600	5,053,676
Medtronic, Inc. (Health Care Equip. & Supplies)		104,100	4,888,536
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		86,700	4,960,107
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	60,000	2,282,400
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		99,600	4,672,236
Johnson & Johnson (Pharmaceuticals)		60,900	4,965,177
Pfizer, Inc. (Pharmaceuticals)		181,500	5,238,090
			32,060,222
INDUSTRIALS - 12.0%
United Technologies Corp. (Aerospace & Defense)		60,750	5,675,873
United Continental Holdings, Inc. (Airlines)	(a)	156,200	4,999,962
Emerson Electric Co. (Electrical Equip.)		51,900	2,899,653
PACCAR, Inc. (Machinery)		60,725	3,070,256
Parker Hannifin Corp. (Machinery)		38,800	3,553,304
Norfolk Southern Corp. (Road & Rail)		52,000	4,008,160
			24,207,208
INFORMATION TECHNOLOGY - 17.7%
Apple, Inc. (Computers & Peripherals)		15,750	6,971,423
EMC Corp. (Computers & Peripherals)	(a)	164,900	3,939,461
eBay, Inc. (Internet Software & Svs.)	(a)	67,500	3,659,850
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	87,300	2,233,134
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	65,200	4,994,972
Teradata Corp. (IT Svs.)	(a)	48,300	2,826,033
Marvell Technology Group Ltd. (Semiconductors & Equip.)		303,000	3,205,740
Texas Instruments, Inc. (Semiconductors & Equip.)		102,600	3,640,248
Microsoft Corp. (Software)		154,200	4,411,662
			35,882,523
MATERIALS - 2.0%
LyondellBasell Industries NV Class A (Chemicals)		65,600	4,151,824
Total Common Stocks (Cost $158,656,891)			$197,786,895

Preferred Stocks - 0.5%		Shares	Value
CONSUMER DISCRETIONARY - 0.5%
General Motors Co. - Series B (Automobiles)	(b)	24,200	$1,039,148
Total Preferred Stocks (Cost $931,708)			$1,039,148

Money Market Funds - 1.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,249,000	$2,249,000
Total Money Market Funds (Cost $2,249,000)			$2,249,000

Total Investments - 99.5% (Cost $161,837,599)	(c)		$201,075,043
Other Assets in Excess of Liabilities - 0.5%			1,035,282
Net Assets - 100.0%			$202,110,325

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) This preferred stock is convertible at a 20% conversion premium until 12/01/2013. There is a mandatory conversion at 12/01/2013, at which time the conversion proceeds will be determined by the General Motors, Inc. common share price at the market close on that date.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Commercial Paper - 68.9%		(b) Rate	Maturity	Face Amount	Amortized Cost
CONSUMER DISCRETIONARY - 4.0%
Walt Disney Co. / The (Media)	(a)	0.100%	05/23/2013	$10,000,000	$9,998,556
CONSUMER STAPLES - 11.9%
Coca-Cola Co. / The (Beverages)	(a)	0.110%	04/10/2013	5,000,000	4,999,863
Coca-Cola Co. / The (Beverages)	(a)	0.080%	04/11/2013	3,000,000	2,999,933
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.090%	04/04/2013	12,000,000	11,999,910
Procter & Gamble Co. / The (Household Products)	(a)	0.130%	05/29/2013	5,000,000	4,998,953
Procter & Gamble Co. / The (Household Products)	(a)	0.130%	06/03/2013	5,000,000	4,998,863
					29,997,522
ENERGY - 8.0%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.090%	04/05/2013	10,000,000	9,999,900
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		0.070%	04/01/2013	10,000,000	10,000,000
					19,999,900
FINANCIALS - 23.5%
U.S. Bank (Commercial Banks)		0.050%	04/01/2013	12,000,000	12,000,000
John Deere Capital Corp. (Consumer Finance)	(a)	0.090%	04/09/2013	10,000,000	9,999,800
Toyota Motor Credit Corp. (Consumer Finance)		0.110%	04/10/2013	10,000,000	9,999,725
American Honda Finance Corp. (Consumer Finance)		0.110%	04/04/2013	5,000,000	4,999,954
General Electric Capital Corp. (Diversified Financial Services)		0.040%	04/09/2013	10,000,000	9,999,911
Prudential Funding LLC (Insurance)		0.080%	04/01/2013	12,000,000	12,000,000
					58,999,390
HEALTH CARE - 11.9%
Johnson & Johnson (Pharmaceuticals)	(a)	0.050%	04/03/2013	10,000,000	9,999,972
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.120%	05/16/2013	10,000,000	9,998,500
Pfizer, Inc. (Pharmaceuticals)	(a)	0.080%	04/08/2013	10,000,000	9,999,844
					29,998,316
INFORMATION TECHNOLOGY - 4.8%
International Business Machines Corp. (IT Services)	(a)	0.060%	04/03/2013	12,000,000	11,999,960
MATERIALS - 4.8%
Praxair, Inc. (Chemicals)		0.080%	04/02/2013	12,000,000	11,999,973
Total Commercial Paper (Cost $172,993,617)					$172,993,617

Asset-Backed Securities - 0.1%		Rate	Maturity	Face Amount	Amortized Cost
FINANCIALS - 0.1%
Hyundai Auto Receivables Trust 2012-C, Class A1 (Consumer Finance)		0.230%	10/15/2013	$284,380	$284,380
Total Asset-Backed Securities (Cost $284,380)					$284,380

U.S. Government Agency Issues - 4.0%		Rate	Maturity	Face Amount	Amortized Cost
Federal Home Loan Bank		0.120%	04/10/2013	$10,000,000	$9,999,700
Total U.S. Government Agency Issues (Cost $9,999,700)					$9,999,700

U.S. Treasury Obligations - 4.0%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Treasury Bill		0.085%	04/18/2013	$10,000,000	$9,999,599
Total U.S. Treasury Obligations (Cost $9,999,599)					$9,999,599

Money Market Funds - 11.9%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				10,000,000	$10,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				10,000,000	10,000,000
First American Prime Obligations Fund - Class Z				10,000,000	10,000,000
Total Money Market Funds (Cost $30,000,000)					$30,000,000

Total Investments - 88.9% (Cost $223,277,296)	(c)				$223,277,296
Other Assets in Excess of Liabilities - 11.1%					27,838,179
Net Assets - 100.0%					$251,115,475

Percentages are stated as a percent of net assets.

 Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2013, the value of these securities totaled $101,994,054, or 40.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Rate represented is the effective yield at the time of purchase.

(c) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Corporate Bonds - 95.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 10.0%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$1,425,000	$1,358,970
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	588,156
Mattel, Inc. (Leisure Equip. & Products)		3.150%	03/15/2023	625,000	630,477
Comcast Corp. (Media)		5.875%	02/15/2018	750,000	906,172
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	758,594
Discovery Communications LLC (Media)		4.375%	06/15/2021	1,000,000	1,105,000
Discovery Communications LLC (Media)		3.300%	05/15/2022	275,000	280,980
News America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,412,726
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,162,812
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	425,000	388,508
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,317,169
Viacom, Inc. (Media)		4.375%	09/15/2014	1,000,000	1,051,864
Walt Disney Co. / The (Media)		3.700%	12/01/2042	925,000	893,561
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,293,454
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	425,000	494,238
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,552,417
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,101,967
					16,297,065
CONSUMER STAPLES - 8.3%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	750,000	897,537
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.000%	01/17/2043	750,000	737,892
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	487,000	576,668
Kroger Co. / The (Food & Staples Retailing)		2.200%	01/15/2017	1,500,000	1,551,358
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,283,027
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,703,121
Hillshire Brands Co. (Food Products)		2.750%	09/15/2015	1,250,000	1,291,386
Mead Johnson Nutrition Co. (Food Products)		3.500%	11/01/2014	800,000	830,957
Mondelez International, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,801,726
Tyson Foods, Inc. (Food Products)	(b)	6.600%	04/01/2016	1,000,000	1,150,591
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	295,225
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,398,934
					13,518,422
ENERGY - 11.5%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,713,699
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,152,129
Apache Corp. (Oil, Gas & Consumable Fuels)		2.625%	01/15/2023	1,000,000	975,421
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,073,900
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	1,000,000	1,209,871
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	500,000	502,109
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,311,564
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,075,135
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,107,560
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	1,250,000	1,249,470
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,054,138
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,057,220
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,430,745
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	986,836
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,451,722
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,392,960
					18,744,479
FINANCIALS - 25.5%
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,318,155
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,051,385
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,475,220
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,719,310
Jefferies Group LLC (Capital Markets)		5.875%	06/08/2014	1,000,000	1,062,500
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	1,250,000	1,292,610
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,087,249
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,427,725
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,055,358
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,111,326
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,737,501
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(a)(c)	5.628%	Perpetual	1,500,000	1,440,750
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,945,316
KeyCorp (Commercial Banks)		5.100%	03/24/2021	500,000	583,430
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,661,304
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	249,910
Wells Fargo & Co. (Commercial Banks)		4.600%	04/01/2021	1,250,000	1,430,864
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	879,895
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	1,158,623
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,491,504
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,185,337
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,643,193
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	1,028,759
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	578,969
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,065,673
Berkshire Hathaway, Inc. (Insurance)		3.200%	02/11/2015	1,250,000	1,312,467
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,711,569
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	835,554
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,771,746
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,419,607
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,410,646
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,164,177
Mack-Cali Realty LP (Real Estate Investment Trusts)		4.600%	06/15/2013	1,000,000	1,007,421
					41,315,053
HEALTH CARE - 6.5%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,108,998
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,297,748
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	590,047
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,308,014
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	581,594
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	437,444
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	1,500,000	1,816,409
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	311,777
AbbVie, Inc. (Pharmaceuticals)	(a)	2.900%	11/06/2022	1,425,000	1,430,325
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,194,614
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	524,824
					10,601,794
INDUSTRIALS - 8.9%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	899,791
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,052,287
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,424,576
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,101,447
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	599,544
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,431,131
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,157,873
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,455,171
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	543,279
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,747,544
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	616,070
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,048,608
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,399,024
					14,476,345
INFORMATION TECHNOLOGY - 1.3%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	312,259
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,500,000	1,742,049
					2,054,308
MATERIALS - 4.2%
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,041,463
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,060,105
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	1,250,000	1,245,715
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,438,352
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,026,079
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	978,613
					6,790,327
TELECOMMUNICATION SERVICES - 3.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,083,935
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	500,000	507,204
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	750,000	792,202
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,401,130
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	369,782
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,086,022
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	704,491
					5,944,766
UTILITIES - 15.2%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,141,544
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,744,322
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,311,136
Florida Power Corp. (Electric Utilities)		4.550%	04/01/2020	500,000	580,182
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,740,020
Metropolitan Edison Co. (Electric Utilities)		4.875%	04/01/2014	750,000	779,517
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	778,110
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,034,422
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	465,614	591,379
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,813,716
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,695,041
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	515,513
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,172,821
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,195,335
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,361,209
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	1,425,000	1,433,828
Energy Future Competitive Holdings Co. (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	387,520	358,247
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,048,495
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,210,775
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,096,534
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,298,404
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	762,506
					24,663,056
Total Corporate Bonds (Cost $140,966,930)					$154,405,615

U.S. Treasury Obligations - 2.5%	Rate	Maturity	Face Amount	Value
United States Treasury Note	1.625%	08/15/2022	$3,000,000	$2,964,141
United States Treasury Note	2.000%	02/15/2023	1,000,000	1,013,594
Total U.S. Treasury Obligations (Cost $3,972,173)				$3,977,735

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,467,000	$2,467,000
Total Money Market Funds (Cost $2,467,000)			$2,467,000

Total Investments - 99.1% (Cost $147,406,103)	(d)		$160,850,350
Other Assets in Excess of Liabilities - 0.9%			1,527,682
Net Assets - 100.0%			$162,378,032

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2013, the value of these securities totaled $3,770,866, or 2.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) These securities are credit sensitive bonds. The coupon rates are variable rates subject to adjustment based on changes in national credit rating agency ratings.

(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2013.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 74.9%				Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)				10,200	$574,770
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)				7,300	525,162
CBS Corp. Class B (Media)				11,300	527,597
Time Warner, Inc. (Media)				9,400	541,628
Walt Disney Co. / The (Media)				9,400	533,920
Macy's, Inc. (Multiline Retail)				8,400	351,456
AutoZone, Inc. (Specialty Retail)	(a)			1,100	436,447
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)			10,600	590,314
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)			8,700	396,372
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)				2,950	499,464
V.F. Corp. (Textiles, Apparel & Luxury Goods)				3,200	536,800
					5,513,930
CONSUMER STAPLES - 2.7%
ConAgra Foods, Inc. (Food Products)				15,400	551,474
Procter & Gamble Co. / The (Household Products)				5,000	385,300
					936,774
ENERGY - 4.0%
Schlumberger Ltd. (Energy Equip. & Svs.)				6,700	501,763
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)				6,400	559,680
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)			6,700	340,628
					1,402,071
FINANCIALS - 11.6%
Goldman Sachs Group, Inc. / The (Capital Markets)				2,700	397,305
PNC Financial Services Group, Inc. (Commercial Banks)				8,000	532,000
Capital One Financial Corp. (Consumer Finance)				9,100	500,045
Bank of America Corp. (Diversified Financial Svs.)				41,100	500,598
Hartford Financial Services Group, Inc. (Insurance)				20,300	523,740
Lincoln National Corp. (Insurance)				15,800	515,238
MetLife, Inc. (Insurance)				14,000	532,280
Prudential Financial, Inc. (Insurance)				9,000	530,910
					4,032,116
HEALTH CARE - 10.8%
Amarin Corp PLC - ADR (Biotechnology)	(a)			24,500	181,545
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)			12,900	233,361
Celgene Corp. (Biotechnology)	(a)			5,300	614,323
Infinity Pharmaceuticals, Inc. (Biotechnology)	(a)			1,400	67,858
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)			12,400	681,752
Baxter International, Inc. (Health Care Equip. & Supplies)				7,300	530,272
Perrigo Co. (Pharmaceuticals)				4,000	474,920
Roche Holding AG - ADR (Pharmaceuticals)				9,300	544,980
Sanofi - ADR (Pharmaceuticals)				8,000	408,640
					3,737,651
INDUSTRIALS - 14.0%
FedEx Corp. (Air Freight & Logistics)				5,500	540,100
Delta Air Lines, Inc. (Airlines)	(a)			32,400	534,924
Tyco International Ltd. (Commercial Svs. & Supplies)				16,300	521,600
Eaton Corp PLC (Electrical Equip.)				9,400	575,750
Pentair Ltd. (Machinery)				10,100	532,775
Snap-On, Inc. (Machinery)				6,500	537,550
Stanley Black & Decker, Inc. (Machinery)				6,400	518,208
Xylem, Inc. (Machinery)				19,000	523,640
Hertz Global Holdings, Inc. (Road & Rail)	(a)			25,300	563,178
					4,847,725
INFORMATION TECHNOLOGY - 14.5%
QUALCOMM, Inc. (Communications Equip.)				8,000	535,600
Apple, Inc. (Computers & Peripherals)				1,800	796,734
EMC Corp. (Computers & Peripherals)	(a)			20,100	480,189
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			20,200	516,716
Google, Inc. Class A (Internet Software & Svs.)	(a)			650	516,120
Yahoo!, Inc. (Internet Software & Svs.)	(a)			7,700	181,181
International Business Machines Corp. (IT Svs.)				2,100	447,930
Altera Corp. (Semiconductors & Equip.)				14,000	496,580
Avago Technologies Ltd. (Semiconductors & Equip.)				15,100	542,392
Xilinx, Inc. (Semiconductors & Equip.)				7,400	282,458
TIBCO Software, Inc. (Software)	(a)			12,700	256,794
					5,052,694
MATERIALS - 1.4%
Air Products & Chemicals, Inc. (Chemicals)				5,700	496,584
Total Common Stocks (Cost $23,429,067)					$26,019,545

Corporate Bonds - 20.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$75,000	$71,525
Mattel, Inc. (Leisure Equip. & Products)		3.150%	03/15/2023	75,000	75,657
Comcast Corp. (Media)		5.875%	02/15/2018	150,000	181,234
Discovery Communications LLC (Media)		3.300%	05/15/2022	75,000	76,631
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	75,000	68,560
Walt Disney Co. / The (Media)		3.700%	12/01/2042	75,000	72,451
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	77,607
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	42,000	48,842
					672,507
CONSUMER STAPLES - 1.6%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	150,000	179,507
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	73,000	86,441
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	170,312
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	118,090
					554,350
ENERGY - 2.6%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	171,370
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	115,213
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	111,774
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	75,000	80,856
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	80,635
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	182,425
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	75,000	74,968
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	73,314
					890,555
FINANCIALS - 4.8%
Jefferies Group LLC (Capital Markets)		5.875%	06/08/2014	75,000	79,687
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	118,213
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	100,000	103,409
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	111,133
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(b)(c)	5.628%	Perpetual	100,000	96,050
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	174,804
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	75,000	83,065
Wells Fargo & Co. (Commercial Banks)		3.500%	03/08/2022	75,000	79,031
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	175,979
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	75,000	83,706
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	75,000	85,516
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	110,945
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	109,546
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	74,245
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	173,845
					1,659,174
HEALTH CARE - 1.4%
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	77,196
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	176,813
AbbVie, Inc. (Pharmaceuticals)	(b)	2.900%	11/06/2022	75,000	75,280
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	150,000	170,905
					500,194
INDUSTRIALS - 1.5%
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	89,932
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	174,754
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	180,688
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	77,009
					522,383
INFORMATION TECHNOLOGY - 0.5%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	174,205
MATERIALS - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	74,743
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	75,703
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	73,396
					223,842
TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	75,000	76,081
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	100,000	105,627
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	65,256
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	108,602
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	75,481
					431,047
UTILITIES - 3.8%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	75,000	87,216
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	174,002
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	75,000	85,351
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	175,041
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	77,582
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	181,372
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	77,327
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	81,673
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	75,000	75,465
Southern Power Co. (Ind. Power Prod. & Energy Traders)		4.875%	07/15/2015	100,000	109,174
American Water Capital Corp. (Water Utilities)		6.085%	10/15/2017	150,000	179,377
					1,303,580
Total Corporate Bonds (Cost $6,254,116)					$6,931,837

U.S. Treasury Obligations - 1.3%		Rate	Maturity	Face Amount	Value
United States Treasury Note		3.375%	11/15/2019	$300,000	$343,687
United States Treasury Note		1.625%	08/15/2022	100,000	98,805
Total U.S. Treasury Obligations (Cost $409,175)					$442,492

Money Market Funds - 3.6%				Shares	Value
Fidelity Institutional Money Market Funds				1,253,000	$1,253,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,253,000)					$1,253,000

Total Investments - 99.8% (Cost $31,345,358)	(d)				$34,646,874
Other Assets in Excess of Liabilities - 0.2%					69,442
Net Assets - 100.0%					$34,716,316

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:  American Depositary Receipts

Footnotes:

(a)  Non-income producing security.

(b)  Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At March 31, 2013, the value of these securities totaled $352,018, or 1.0% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)  Fixed-to-floating rate, callable, perpetual life trust preferred security.  Interest rates stated are those in effect at March 31, 2013.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 97.8%		Shares	Value
Germany - 20.0%
Allianz SE	(b)	23,200	$3,162,675
Axel Springer AG	(b)	10,000	434,457
BASF SE	(b)	34,600	3,037,967
Bayer AG	(b)	7,800	806,099
Bayerische Motoren Werke AG	(b)	30,300	2,622,106
Continental AG	(b)	13,518	1,620,271
Daimler AG	(b)	67,400	3,675,815
Deutsche Telekom AG	(b)	60,200	637,295
Deutsche Wohnen AG	(b)	39,250	714,030
Fresenius SE & Co. KGaA	(b)	4,900	605,430
Gerresheimer AG	(b)	17,400	1,001,053
Gerry Weber International AG	(b)	12,200	533,453
Hannover Rueckversicherung SE	(b)	18,300	1,440,771
Hugo Boss AG	(b)	7,600	853,460
Kabel Deutschland Holding AG	(b)	16,000	1,477,171
Muenchener Rueckversicherungs AG	(b)	14,110	2,644,599
Rheinmetall AG	(b)	32,300	1,498,487
RWE AG	(b)	18,200	679,421
SAP AG - ADR		12,200	982,588
Siemens AG	(b)	48,114	5,186,626
Suedzucker AG	(b)	41,400	1,749,819
TAG Immobilien AG	(c)	57,100	653,620
			36,017,213
Japan - 14.8%
Aisin Seiki Co. Ltd.	(d)	43,200	1,583,258
Asahi Kasei Corp.	(d)	375,000	2,501,726
Astellas Pharma, Inc.	(d)	12,900	693,408
Chugai Pharmaceutical Co. Ltd.	(d)	35,000	793,063
Hitachi Ltd.	(d)	220,000	1,269,028
Honda Motor Co. Ltd.	(d)	45,000	1,699,421
Japan Tobacco, Inc.	(d)	57,600	1,835,662
Kaneka Corp.	(d)	251,000	1,453,179
Kubota Corp.	(d)	161,000	2,288,394
Kuraray Co. Ltd.	(d)	61,500	916,604
Mitsubishi Chemical Holdings Corp.	(d)	186,500	861,821
Mitsui & Co. Ltd.	(d)	117,000	1,631,922
Murata Manufacturing Co. Ltd.	(d)	27,000	2,010,623
Shionogi & Co. Ltd.	(d)	78,600	1,622,349
Shiseido Co. Ltd.	(d)	144,000	2,029,936
Takeda Pharmaceutical Co. Ltd.	(d)	27,100	1,448,059
TOTO Ltd.	(d)	211,000	1,871,621
			26,510,074
South Korea - 12.0%
Amorepacific Corp.	(d)	1,000	878,123
Binggrae Co. Ltd.	(d)	7,800	921,895
Cheil Worldwide, Inc.	(a)(d)	38,000	821,409
Coway Co. Ltd.	(a)(d)	16,973	746,745
Hyundai Motor Co.	(d)	16,800	3,382,348
Kia Motors Corp.	(d)	48,600	2,428,690
Korea Electric Power Corp.	(a)(d)	31,800	866,026
LG Display Co. Ltd.	(a)(d)	26,000	745,461
Mando Corp.	(d)	7,900	830,757
Samsung Electronics Co. Ltd.	(d)	4,193	5,754,729
Samsung Heavy Industries Co. Ltd.	(d)	61,500	1,923,602
Samsung SDI Co. Ltd.	(d)	10,300	1,300,692
SK Innovation Co. Ltd.	(d)	6,900	1,004,674
			21,605,151
Norway - 10.0%
DNB ASA	(b)	192,985	2,840,192
Fred Olsen Energy ASA	(b)	49,966	2,148,752
Norwegian Air Shuttle AS	(a)(b)	28,697	1,045,082
Statoil ASA	(b)	207,800	5,073,007
Telenor ASA	(b)	41,500	913,750
TGS Nopec Geophysical Co. ASA	(b)	55,600	2,107,290
Yara International ASA	(b)	84,500	3,857,322
			17,985,395
Brazil - 8.6%
Banco do Brasil SA		109,600	1,488,814
BM&FBovespa SA		118,000	796,496
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		19,600	1,044,288
Cia de Bebidas das Americas - ADR		34,900	1,477,317
Cielo SA		50,400	1,484,752
Itau Unibanco Holding SA - ADR		52,900	941,620
Localiza Rent a Car SA		56,300	1,005,780
Mills Estruturas e Servicos de Engenharia SA		52,000	838,896
Petroleo Brasileiro SA - ADR		51,700	938,355
Porto Seguro SA		51,500	720,478
Tim Participacoes SA - ADR		42,600	932,088
Tractebel Energia SA		60,000	1,031,498
Vale SA - ADR		165,100	2,729,103
			15,429,485
Denmark - 8.0%
AP Moeller - Maersk A/S	(b)	136	1,067,402
Carlsberg A/S	(b)	17,200	1,676,898
Chr. Hansen Holding A/S	(b)	45,200	1,678,729
Danske Bank A/S	(a)(b)	95,800	1,717,626
DSV A/S	(b)	70,500	1,706,111
GN Store Nord A/S	(b)	56,000	997,219
Novo Nordisk A/S - ADR		26,600	4,295,900
Rockwool International A/S	(b)	9,900	1,209,382
			14,349,267
China - 7.3%
Air China Ltd.	(b)	3,048,000	2,715,458
Baidu, Inc. - ADR	(a)	4,700	412,190
Bank of China Ltd.	(b)	2,790,000	1,298,080
CNOOC Ltd. - ADR		10,800	2,068,200
Ctrip.com International Ltd. - ADR	(a)	56,400	1,205,832
Datang International Power Generation Co. Ltd.	(b)	2,500,000	1,105,426
Golden Eagle Retail Group Ltd.	(b)	340,000	615,339
Great Wall Motor Co. Ltd.	(b)	260,000	886,557
PetroChina Co. Ltd. - ADR		7,400	975,468
PICC Property & Casualty Co. Ltd.	(b)	610,000	785,528
Tencent Holdings Ltd.	(b)	35,000	1,119,461
			13,187,539
Mexico - 7.3%
Alfa SAB de CV		652,384	1,591,947
Fomento Economico Mexicano SAB de CV - ADR		32,000	3,632,000
Genomma Lab Internacional SAB de CV	(a)	336,900	820,194
Grupo Financiero Banorte SAB de CV		364,400	2,921,053
Grupo Financiero Santander Mexico SAB de CV - ADR	(a)	57,595	888,691
Grupo Mexico SAB de CV		391,609	1,577,032
Grupo Televisa SAB - ADR		24,100	641,301
Wal-Mart de Mexico SAB de CV		303,200	989,273
			13,061,491
United Kingdom - 3.7%
Burberry Group PLC	(b)	54,127	1,095,799
HSBC Holdings PLC	(b)	337,575	3,601,782
Subsea 7 SA	(b)	80,530	1,892,590
			6,590,171
Hong Kong - 3.0%
Bosideng International Holdings Ltd.	(b)	2,700,000	840,498
China Mobile Ltd. - ADR		33,200	1,763,916
China Overseas Land & Investment Ltd.	(b)	632,000	1,751,994
Guangdong Investment Ltd.	(b)	1,080,000	949,704
			5,306,112
Bermuda - 1.2%
Seadrill Ltd.	(b)	60,466	2,203,584
Italy - 1.0%
Prada SpA	(b)	171,000	1,732,758
Sweden - 0.6%
Nordea Bank AB	(b)	100,800	1,143,546
Ireland - 0.3%
Shire PLC	(b)	15,000	456,816
Total Common Stocks (Cost $139,938,359)			$175,578,602

Preferred Stocks - 0.7%		Shares	Value
Brazil - 0.7%
Marcopolo SA		103,000	$731,436
Randon Participacoes SA		95,000	592,354
Total Preferred Stocks (Cost $1,061,388)			$1,323,790

U.S. Treasury Obligations - 0.1%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 06/13/2013		$250,000	$249,972
Total U.S. Treasury Obligations (Cost $249,953)			$249,972

Money Market Funds - 1.2%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		2,147,849	$2,147,849
Total Money Market Funds (Cost $2,147,849)			$2,147,849

Total Investments - 99.8% (Cost $143,397,549)	(e)		$179,300,213
Other Assets in Excess of Liabilities - 0.2%			366,808
Net Assets - 100.0%			$179,667,021

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $86,614,687, or 48.2% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $653,620, or 0.4% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Foreign exchanges in Japan and South Korea remained open on March 29, 2013, a day when U.S. markets were closed. The independent fair valuation service, however, did not issue fair valuation adjustments for March 29, 2013. As such, securities traded on these exchanges were valued at the local market close price as of the closing of the local exchanges on March 29, 2013. These securities represent $48,115,225, or 26.8% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common and preferred stocks): (Percent of net assets)
Consumer Discretionary	16.6%
Financials	16.4%
Industrials	15.0%
Materials	10.4%
Energy	10.2%
Consumer Staples	9.0%
Information Technology	8.4%
Health Care	7.5%
Utilities	2.6%
Telecommunication Services	2.4%
98.5%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Lear Corp. (Auto Components)		31,424	$1,724,235
Toyota Motor Corp. - ADR (Automobiles)		19,590	2,010,718
Accor SA (Hotels, Restaurants & Leisure)	(b)	41,144	1,430,956
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	45,401	1,962,685
International Game Technology (Hotels, Restaurants & Leisure)		131,211	2,164,981
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	129,859	1,898,539
Wendy's Co. / The (Hotels, Restaurants & Leisure)		378,219	2,144,502
Comcast Corp. Class A (Media)		46,697	1,850,135
Live Nation Entertainment, Inc. (Media)	(a)	181,472	2,244,809
News Corp. Class A (Media)		41,646	1,271,036
Thomson Reuters Corp. (Media)		41,159	1,336,844
Viacom, Inc. Class B (Media)		24,264	1,493,934
GameStop Corp. Class A (Specialty Retail)		62,132	1,737,832
			23,271,206
CONSUMER STAPLES - 7.3%
CVS Caremark Corp. (Food & Staples Retailing)		35,924	1,975,461
Wal-Mart Stores, Inc. (Food & Staples Retailing)		26,077	1,951,342
Bunge Ltd. (Food Products)		17,293	1,276,742
Kraft Foods Group, Inc. (Food Products)		16,750	863,127
Mondelez International, Inc. Class A (Food Products)		62,140	1,902,105
Tyson Foods, Inc. Class A (Food Products)		44,725	1,110,074
			9,078,851
ENERGY - 12.1%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	40,546	2,643,599
Schlumberger Ltd. (Energy Equip. & Svs.)		32,915	2,465,004
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	72,648	1,886,669
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	57,599	1,624,292
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		62,326	2,097,270
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,581	1,483,179
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	54,077	1,212,406
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		78,876	1,668,227
			15,080,646
FINANCIALS - 12.2%
Charles Schwab Corp. / The (Capital Markets)		97,726	1,728,773
Evercore Partners, Inc. Class A (Capital Markets)		22,670	943,072
Goldman Sachs Group, Inc. / The (Capital Markets)		9,968	1,466,791
Morgan Stanley (Capital Markets)		44,353	974,879
PNC Financial Services Group, Inc. (Commercial Banks)		30,334	2,017,211
Wells Fargo & Co. (Commercial Banks)		52,400	1,938,276
Citigroup, Inc. (Diversified Financial Svs.)		27,671	1,224,165
JPMorgan Chase & Co. (Diversified Financial Svs.)		25,806	1,224,753
MetLife, Inc. (Insurance)		60,304	2,292,758
Symetra Financial Corp. (Insurance)		102,466	1,374,069
			15,184,747
HEALTH CARE - 11.2%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	86,443	640,543
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	36,507	2,007,155
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	91,307	2,063,538
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	32,841	1,893,284
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		30,475	1,946,438
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		35,296	1,481,373
Merck & Co., Inc. (Pharmaceuticals)		28,178	1,246,313
Pfizer, Inc. (Pharmaceuticals)		95,174	2,746,722
			14,025,366
INDUSTRIALS - 10.0%
Boeing Co. / The (Aerospace & Defense)		20,849	1,789,887
Exelis, Inc. (Aerospace & Defense)		57,706	628,418
United Technologies Corp. (Aerospace & Defense)		21,664	2,024,068
FedEx Corp. (Air Freight & Logistics)		14,842	1,457,484
Delta Air Lines, Inc. (Airlines)	(a)	89,458	1,476,952
Brink's Co. / The (Commercial Svs. & Supplies)		45,577	1,288,006
Dover Corp. (Machinery)		12,595	917,924
Xylem, Inc. (Machinery)		46,207	1,273,465
Kirby Corp. (Marine)	(a)	22,011	1,690,445
			12,546,649
INFORMATION TECHNOLOGY - 16.3%
Brocade Communications Systems, Inc. (Communications Equip.)	(a)	210,040	1,211,931
Juniper Networks, Inc. (Communications Equip.)	(a)	82,336	1,526,509
Apple, Inc. (Computers & Peripherals)		2,548	1,127,821
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,192	2,534,544
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	92,108	466,988
Broadcom Corp. Class A (Semiconductors & Equip.)		57,419	1,990,717
International Rectifier Corp. (Semiconductors & Equip.)	(a)	70,366	1,488,241
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		39,799	1,299,437
Xilinx, Inc. (Semiconductors & Equip.)		48,647	1,856,856
Activision Blizzard, Inc. (Software)		87,346	1,272,631
BroadSoft, Inc. (Software)	(a)	18,461	488,663
Cadence Design Systems, Inc. (Software)	(a)	144,148	2,007,982
Microsoft Corp. (Software)		79,560	2,276,212
Silver Spring Networks, Inc. (Software)	(a)	41,640	721,621
Splunk, Inc. (Software)	(a)	3,900	156,117
			20,426,270
MATERIALS - 6.2%
Monsanto Co. (Chemicals)		28,054	2,963,344
PPG Industries, Inc. (Chemicals)		8,815	1,180,681
Goldcorp, Inc. (Metals & Mining)		46,348	1,558,683
Randgold Resources Ltd. - ADR (Metals & Mining)		14,526	1,248,945
United States Steel Corp. (Metals & Mining)		44,059	859,151
			7,810,804
TELECOMMUNICATION SERVICES - 1.5%
Vivendi SA (Diversified Telecom. Svs.)	(b)	88,841	1,837,951
UTILITIES - 1.9%
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(a)	115,963	2,388,838
Total Common Stocks (Cost $101,456,854)			$121,651,328

Money Market Funds - 3.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,619,000	$4,619,000
Total Money Market Funds (Cost 4,619,000)			$4,619,000

Total Investments - 101.0% (Cost $106,075,854)	(c)		$126,270,328
Liabilities in Excess of Other Assets - (1.0)%			(1,305,654)
Net Assets - 100.0%			$124,964,674

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,268,907, or 2.6% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 99.1%		Shares	Value
CONSUMER DISCRETIONARY - 18.1%
HomeAway, Inc. (Internet & Catalog Retail)	(a)	16,700	$542,750
Orbitz Worldwide, Inc. (Internet & Catalog Retail)	(a)	87,500	499,625
Brunswick Corp. (Leisure Equip. & Products)		14,500	496,190
Lions Gate Entertainment Corp. (Media)	(a)	21,000	499,170
Cabela's, Inc. (Specialty Retail)	(a)	9,600	583,488
MarineMax, Inc. (Specialty Retail)	(a)	42,500	577,575
Tile Shop Holdings, Inc. (Specialty Retail)	(a)	26,900	565,169
Tractor Supply Co. (Specialty Retail)		6,400	666,432
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	96,100	1,814,368
Tumi Holdings, Inc. (Textiles, Apparel & Luxury Goods)	(a)	19,900	416,706
			6,661,473
CONSUMER STAPLES - 2.9%
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	18,500	417,175
Pricesmart, Inc. (Food & Staples Retailing)		8,000	622,640
			1,039,815
ENERGY - 6.9%
Bristow Group, Inc. (Energy Equip. & Svs.)		6,200	408,828
Forum Energy Technologies, Inc. (Energy Equip. & Svs.)	(a)	19,900	572,324
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,400	556,848
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(a)	51,500	468,135
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,000	532,980
			2,539,115
FINANCIALS - 5.9%
WisdomTree Investments, Inc. (Capital Markets)	(a)	52,500	546,000
SCBT Financial Corp. (Commercial Banks)		13,100	660,240
Marlin Business Services Corp. (Diversified Financial Svs.)		24,300	563,517
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4,000	397,640
			2,167,397
HEALTH CARE - 20.0%
Alkermes PLC (Biotechnology)	(a)	24,900	590,379
Cepheid, Inc. (Biotechnology)	(a)	12,600	483,462
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	32,900	550,088
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	35,100	566,865
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,500	442,125
Insulet Corp. (Health Care Equip. & Supplies)	(a)	16,500	426,690
Quidel Corp. (Health Care Equip. & Supplies)	(a)	18,400	437,000
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	21,400	628,946
Air Methods Corp. (Health Care Providers & Svs.)		12,900	622,296
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	3,000	396,780
Vanguard Health Systems, Inc. (Health Care Providers & Svs.)	(a)	15,600	231,972
athenahealth, Inc. (Health Care Technology)	(a)	4,800	465,792
Albany Molecular Research, Inc. (Life Sciences Tools & Svs.)	(a)	43,600	458,236
ICON PLC (Life Sciences Tools & Svs.)	(a)	17,100	552,159
Medicines Co. / The (Pharmaceuticals)	(a)	17,600	588,192
			7,440,982
INDUSTRIALS - 15.4%
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	31,300	904,883
HEICO Corp. (Aerospace & Defense)		8,800	382,008
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	22,900	506,548
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		19,800	507,474
InnerWorkings, Inc. (Commercial Svs. & Supplies)	(a)	49,300	746,402
Tetra Tech, Inc. (Commercial Svs. & Supplies)	(a)	17,600	536,624
Manitowoc Co., Inc. / The (Machinery)		34,900	717,544
Trimas Corp. (Machinery)	(a)	17,700	574,719
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	10,600	404,920
H&E Equipment Services, Inc. (Trading Companies & Distributors)		25,100	512,040
			5,793,162
INFORMATION TECHNOLOGY - 25.7%
Aruba Networks, Inc. (Communications Equip.)	(a)	21,300	526,962
Ixia (Communications Equip.)	(a)	23,900	517,196
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	19,800	675,180
CoStar Group, Inc. (Internet Software & Svs.)	(a)	5,800	634,868
EPAM Systems, Inc. (IT Svs.)	(a)	25,800	599,334
InterXion Holding NV (IT Svs.)	(a)	23,500	569,170
MAXIMUS, Inc. (IT Svs.)		5,100	407,847
Cavium, Inc. (Semiconductors & Equip.)	(a)	12,500	485,125
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	73,300	399,485
Accelrys, Inc. (Software)	(a)	46,900	457,744
Aspen Technology, Inc. (Software)	(a)	17,000	548,930
Bottomline Technologies (de), Inc. (Software)	(a)	14,700	419,097
CommVault Systems, Inc. (Software)	(a)	7,100	582,058
NetSuite, Inc. (Software)	(a)	7,700	616,462
QLIK Technologies, Inc. (Software)	(a)	27,800	718,074
Tyler Technologies, Inc. (Software)	(a)	8,900	545,214
Ultimate Software Group, Inc. (Software)	(a)	6,600	687,456
			9,390,202
MATERIALS - 4.2%
American Vanguard Corp. (Chemicals)		14,800	451,992
Innospec, Inc. (Chemicals)		9,200	407,376
Caesar Stone Sdot-Yam Ltd. (Construction Materials)	(a)	25,000	660,000
			1,519,368
Total Common Stocks (Cost $31,424,844)			$36,551,514

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		434,000	$434,000
Total Money Market Funds (Cost $434,000)			$434,000

Total Investments - 100.3% (Cost $31,858,844)	(b)		$36,985,514
Liabilities in Excess of Other Assets - (0.3)%			(102,333)
Net Assets - 100.0%			$36,883,181

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 95.1%		Shares	Value
United Kingdom - 22.1%
Aberdeen Asset Management PLC	(b)	105,374	$688,620
Aggreko PLC	(b)	12,792	347,180
AMEC PLC	(b)	42,951	690,230
Ashtead Group PLC	(b)	105,834	946,892
ASOS PLC	(a)(b)	18,196	927,527
Babcock International Group PLC	(b)	22,000	364,308
Burberry Group PLC	(b)	37,629	761,798
Croda International PLC	(b)	22,054	921,182
Delphi Automotive PLC		20,355	903,762
Filtrona PLC	(b)	77,000	853,755
InterContinental Hotels Group PLC	(b)	40,245	1,230,177
Intertek Group PLC	(b)	11,000	568,397
John Wood Group PLC	(b)	88,702	1,171,986
Johnson Matthey PLC	(b)	12,553	440,370
Jupiter Fund Management PLC	(b)	125,000	623,144
Rightmove PLC	(b)	32,807	888,487
Schroders PLC	(b)	9,000	289,101
Soco International PLC	(a)(b)	139,373	797,021
Subsea 7 SA	(b)	23,000	540,539
Telecity Group PLC	(b)	80,738	1,110,757
Vectura Group PLC	(a)(c)	74,000	102,039
			15,167,272
France - 9.1%
Accor SA	(b)	24,283	844,541
Bureau Veritas SA	(b)	10,537	1,311,793
Edenred	(b)	15,965	523,227
JCDecaux SA	(b)	14,436	396,018
Publicis Groupe SA	(b)	17,881	1,200,148
Remy Cointreau SA	(c)	2,714	313,662
Technip SA	(b)	9,173	940,874
Zodiac Aerospace	(b)	6,162	718,318
			6,248,581
Japan - 7.9%
Aisin Seiki Co. Ltd.	(d)	17,400	637,701
Chiyoda Corp.	(d)	41,000	456,886
Daihatsu Motor Co. Ltd.	(d)	32,000	663,558
Don Quijote Co. Ltd.	(d)	12,900	571,445
Fuji Heavy Industries Ltd.	(d)	23,000	356,966
JGC Corp.	(d)	18,000	454,900
Lawson, Inc.	(d)	7,000	539,119
Park24 Co. Ltd.	(d)	23,200	454,462
Shionogi & Co. Ltd.	(d)	28,900	596,512
Ship Healthcare Holdings, Inc.	(d)	20,600	716,684
			5,448,233
Canada - 6.6%
Agrium, Inc.		9,200	897,132
Ainsworth Lumber Co. Ltd.	(a)	109,000	436,708
Bombardier, Inc.		150,700	597,845
Dollarama, Inc.		16,444	1,055,906
National Bank of Canada		9,300	683,047
Norbord, Inc.	(a)	12,400	422,102
West Fraser Timber Co. Ltd.		5,000	442,979
			4,535,719
Germany - 5.8%
GEA Group AG	(b)	20,022	661,308
Gerresheimer AG	(b)	14,393	828,055
HeidelbergCement AG	(b)	8,249	594,810
Hugo Boss AG	(b)	4,068	456,826
SAF-Holland SA	(a)(b)	58,032	455,446
Wirecard AG	(b)	35,587	985,934
			3,982,379
Mexico - 4.4%
Cemex SAB de CV - ADR	(a)	103,100	1,258,851
Genomma Lab Internacional SAB de CV	(a)	170,000	413,870
Grupo Aeroportuario del Sureste SAB de CV - ADR		4,400	601,348
Mexichem SAB de CV		133,268	713,736
			2,987,805
Hong Kong - 4.2%
Brilliance China Automotive Holdings Ltd.	(a)(b)	510,000	602,309
China Everbright International Ltd.	(b)	1,143,000	818,938
China State Construction International Holdings Ltd.	(b)	360,000	494,062
Haier Electronics Group Co. Ltd.	(a)(b)	300,000	481,097
Techtronic Industries Co.	(b)	189,000	463,983
			2,860,389
Singapore - 4.0%
City Developments Ltd.	(b)	76,000	696,879
Ezion Holdings Ltd.	(b)	569,000	1,000,760
Keppel Corp. Ltd.	(b)	27,900	252,735
SembCorp Marine Ltd.	(b)	218,000	782,123
			2,732,497
Switzerland - 2.9%
Adecco SA	(b)	23,224	1,273,794
GAM Holding AG	(b)	20,000	338,809
Partners Group Holding AG	(b)	1,500	370,438
			1,983,041
Sweden - 2.6%
Assa Abloy AB	(b)	28,000	1,144,660
Getinge AB	(b)	21,339	651,571
			1,796,231
Italy - 2.5%
Azimut Holding SpA	(b)	57,066	925,240
Yoox SpA	(a)(b)	43,200	811,991
			1,737,231
Thailand - 2.4%
Amata Corp. PCL	(d)	835,100	698,649
Bangkok Dusit Medical Services PCL	(d)	169,600	952,679
			1,651,328
Ireland - 2.2%
Grafton Group PLC	(b)	55,000	360,278
Ingersoll-Rand PLC		20,800	1,144,208
			1,504,486
United States - 2.1%
Catamaran Corp.	(a)	7,800	413,634
Invesco Ltd.		35,533	1,029,036
			1,442,670
Norway - 2.1%
Fred Olsen Energy ASA	(b)	10,836	465,994
Petroleum Geo-Services ASA	(b)	61,895	960,086
			1,426,080
Netherlands - 2.0%
ASM International NV	(b)	6,225	206,932
Koninklijke DSM NV	(b)	19,823	1,155,143
			1,362,075
Austria - 1.9%
Andritz AG	(b)	19,195	1,292,053
Brazil - 1.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		17,399	927,019
Mills Estruturas e Servicos de Engenharia SA		18,573	299,631
			1,226,650
Bermuda - 1.5%
Signet Jewelers Ltd.		15,500	1,038,500
Panama - 1.3%
Copa Holdings SA		7,700	920,997
China - 1.2%
AAC Technologies Holdings, Inc.	(b)	67,696	326,398
China BlueChemical Ltd.	(b)	830,000	513,936
			840,334
Israel - 1.1%
NICE Systems Ltd. - ADR	(a)	19,600	721,868
South Korea - 0.9%
Hotel Shilla Co. Ltd.	(d)	11,960	591,228
Luxembourg - 0.8%
Eurofins Scientific	(b)	2,587	543,914
Indonesia - 0.7%
Mitra Adiperkasa Tbk PT	(b)	489,639	459,576
Denmark - 0.5%
Rockwool International A/S	(b)	3,000	366,479
Cayman Islands - 0.5%
Fabrinet	(a)	23,000	336,030

Total Common Stocks (Cost $46,884,225)			$65,203,646

Money Market Funds - 4.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		2,767,075	$2,767,075
Total Money Market Funds (Cost $2,767,075)			$2,767,075

Total Investments - 99.1% (Cost $49,651,300)	(e)		$67,970,721
Other Assets in Excess of Liabilities - 0.9%			624,765
Net Assets - 100.0%			$68,595,486

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $41,838,947, or 61.0% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $415,701, or 0.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Foreign exchanges in Japan, South Korea, and Thailand remained open on March 29, 2013, a day when U.S. markets were closed. The independent fair valuation service, however, did not issue fair valuation adjustments for March 29, 2013. As such, securities traded on these exchanges were valued at the local market close price as of the closing of the local exchanges on March 29, 2013. These securities represent $7,690,789, or 11.2% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common stocks): (Percent of net assets)
Industrials	25.0%
Consumer Discretionary	23.0%
Materials	12.6%
Energy	9.6%
Financials	9.3%
Health Care	7.6%
Information Technology	5.4%
Consumer Staples	2.6%
95.1%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 91.6%		Shares	Value
CONSUMER DISCRETIONARY - 15.1%
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	53,914	$708,969
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	1,144	304,865
News Corp. Class A (Media)		56,782	1,732,987
L Brands, Inc. (Specialty Retail)		23,873	1,066,168
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	(b)	10,856	854,712
Prada SpA (Textiles, Apparel & Luxury Goods)	(b)	36,900	376,532
			5,044,233
CONSUMER STAPLES - 7.3%
Davide Campari-Milano SpA (Beverages)	(b)	128,976	1,004,421
Monster Beverage Corp. (Beverages)	(a)	17,034	813,203
Pernod-Ricard SA (Beverages)	(b)	2,898	361,201
Mead Johnson Nutrition Co. (Food Products)		3,291	254,888
			2,433,713
FINANCIALS - 6.7%
AIA Group Ltd. (Insurance)	(b)	118,000	518,814
Prudential PLC (Insurance)	(b)	41,650	676,463
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	57,016	1,024,578
			2,219,855
HEALTH CARE - 18.1%
Celgene Corp. (Biotechnology)	(a)	16,479	1,910,081
Gilead Sciences, Inc. (Biotechnology)	(a)	10,004	489,496
Medivation, Inc. (Biotechnology)	(a)	20,347	951,629
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	12,716	699,126
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	653	320,747
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	29,028	1,673,464
			6,044,543
INDUSTRIALS - 9.0%
Precision Castparts Corp. (Aerospace & Defense)		1,219	231,147
United Parcel Service, Inc. Class B (Air Freight & Logistics)		11,282	969,124
Iron Mountain, Inc. (Commercial Svs. & Supplies)		18,321	665,235
FANUC Corp. (Machinery)	(b)	7,400	1,139,382
			3,004,888
INFORMATION TECHNOLOGY - 27.7%
Apple, Inc. (Computers & Peripherals)		5,179	2,292,381
EMC Corp. (Computers & Peripherals)	(a)	42,510	1,015,564
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		4,853	362,275
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		16,417	688,365
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	31,568	945,777
CoStar Group, Inc. (Internet Software & Svs.)	(a)	5,656	619,106
eBay, Inc. (Internet Software & Svs.)	(a)	34,584	1,875,144
Yelp, Inc. (Internet Software & Svs.)	(a)	2,807	66,554
Mastercard, Inc. Class A (IT Svs.)		750	405,848
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	52,338	433,359
VMware, Inc. Class A (Software)	(a)	6,649	524,473
			9,228,846
MATERIALS - 1.9%
Monsanto Co. (Chemicals)		3,311	349,741
Turquoise Hill Resources Ltd. (Metals & Mining)	(a)	47,207	300,236
			649,977
TELECOMMUNICATION SERVICES - 5.8%
Ziggo NV (Diversified Telecom. Svs.)	(b)	4,844	170,439
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	25,256	1,758,828
			1,929,267
Total Common Stocks (Cost $21,839,231)			$30,555,322

VVPR Strips - 0.0%	(d)	Quantity	Value
CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages)	(a)(c)	7,148	$9
Total VVPR Strips (Cost $0)			$9

Money Market Funds - 8.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,820,000	$2,820,000
Total Money Market Funds (Cost $2,820,000)			$2,820,000

Total Investments - 100.0% (Cost $24,659,231)	(e)		$33,375,331
Liabilities in Excess of Other Assets - (0.0)%			(4,426)
Net Assets - 100.0%			$33,370,905

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $5,101,964, or 15.3% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to the valuation model of a stock is below a chosen threshold. These securities represent $9, or 0.0% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages. The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 95.3%		Shares	Value
CONSUMER DISCRETIONARY - 16.9%
K12, Inc. (Diversified Consumer Svs.)	(a)	31,495	$759,344
SodaStream International Ltd. (Household Durables)	(a)	11,197	555,819
Arctic Cat, Inc. (Leisure Equip. & Products)	(a)	7,354	321,370
National CineMedia, Inc. (Media)		52,101	822,154
Gordmans Stores, Inc. (Multiline Retail)	(a)	22,138	259,236
Hibbett Sports, Inc. (Specialty Retail)	(a)	11,167	628,367
Monro Muffler Brake, Inc. (Specialty Retail)		13,250	526,157
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,187	697,949
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	8,506	473,699
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	23,384	409,922
Quiksilver, Inc. (Textiles, Apparel & Luxury Goods)	(a)	98,592	598,453
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		24,365	1,081,075
			7,133,545
CONSUMER STAPLES - 1.4%
Casey's General Stores, Inc. (Food & Staples Retailing)		10,014	583,816
ENERGY - 7.5%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	13,874	855,471
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	5,005	436,286
Copano Energy LLC (Oil, Gas & Consumable Fuels)		14,834	601,074
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		11,009	513,129
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,370	229,025
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		13,347	530,143
			3,165,128
FINANCIALS - 3.4%
Financial Engines, Inc. (Capital Markets)		11,678	422,977
WisdomTree Investments, Inc. (Capital Markets)	(a)	40,250	418,600
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		7,883	294,036
MSCI, Inc. (Diversified Financial Svs.)	(a)	9,098	308,695
			1,444,308
HEALTH CARE - 15.2%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	22,432	196,056
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	12,428	224,823
Incyte Corp Ltd. (Biotechnology)	(a)	15,762	368,988
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	1,434	26,228
Seattle Genetics, Inc. (Biotechnology)	(a)	8,963	318,276
Synageva BioPharma Corp. (Biotechnology)	(a)	5,505	302,335
Conceptus, Inc. (Health Care Equip. & Supplies)	(a)	23,159	559,290
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	45,713	738,265
Masimo Corp. (Health Care Equip. & Supplies)		21,405	419,966
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	24,609	243,875
Quidel Corp. (Health Care Equip. & Supplies)	(a)	25,421	603,749
Volcano Corp. (Health Care Equip. & Supplies)	(a)	26,175	582,655
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	36,390	630,275
athenahealth, Inc. (Health Care Technology)	(a)	4,354	422,512
Techne Corp. (Life Sciences Tools & Svs.)		10,286	697,905
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	7,638	117,931
			6,453,129
INDUSTRIALS - 22.3%
HEICO Corp. Class A (Aerospace & Defense)		24,547	842,208
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	18,041	693,857
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	24,153	364,710
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		39,550	858,235
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	23,559	487,671
GrafTech International Ltd. (Electrical Equip.)	(a)	103,664	796,140
Polypore International, Inc. (Electrical Equip.)	(a)	25,186	1,011,973
Nordson Corp. (Machinery)		8,486	559,652
Tennant Co. (Machinery)		9,123	443,013
Wabtec Corp. (Machinery)		7,653	781,448
Resources Connection, Inc. (Professional Svs.)		36,625	465,138
Landstar System, Inc. (Road & Rail)		12,744	727,555
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	9,139	349,110
Saia, Inc. (Road & Rail)	(a)	5,837	211,124
Rush Enterprises, Inc. Class B (Trading Companies & Distributors)	(a)	1,815	37,389
WESCO International, Inc. (Trading Companies & Distributors)	(a)	11,241	816,209
			9,445,432
INFORMATION TECHNOLOGY - 26.4%
Stratasys Ltd. (Computers & Peripherals)	(a)	7,476	554,869
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	22,452	373,377
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	19,607	779,770
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	43,374	563,862
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	6,431	219,297
CoStar Group, Inc. (Internet Software & Svs.)	(a)	2,448	267,958
Envestnet, Inc. (Internet Software & Svs.)	(a)	42,294	740,568
LivePerson, Inc. (Internet Software & Svs.)	(a)	49,825	676,624
Marin Software, Inc. (Internet Software & Svs.)	(a)	4,128	67,823
VistaPrint NV (Internet Software & Svs.)	(a)	12,630	488,276
Yelp, Inc. (Internet Software & Svs.)	(a)	16,123	382,276
Broadridge Financial Solutions, Inc. (IT Svs.)		51,898	1,289,146
Cardtronics, Inc. (IT Svs.)	(a)	6,557	180,055
Euronet Worldwide, Inc. (IT Svs.)	(a)	25,471	670,906
International Rectifier Corp. (Semiconductors & Equip.)	(a)	41,073	868,694
Blackbaud, Inc. (Software)		29,870	885,048
Guidewire Software, Inc. (Software)	(a)	5,558	213,650
Model N, Inc. (Software)	(a)	2,058	40,790
RealPage, Inc. (Software)	(a)	33,440	692,542
SS&C Technologies Holdings, Inc. (Software)	(a)	32,667	979,357
Tyler Technologies, Inc. (Software)	(a)	3,701	226,723
			11,161,611
MATERIALS - 2.2%
Intrepid Potash, Inc. (Chemicals)		49,600	930,496
Total Common Stocks (Cost $36,175,667)			$40,317,465

Money Market Funds - 3.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,547,000	$1,547,000
Total Money Market Funds (Cost $1,547,000)			$1,547,000

Total Investments - 99.0% (Cost $37,722,667)	(b)		$41,864,465
Other Assets in Excess of Liabilities - 1.0%			425,196
Net Assets - 100.0%			$42,289,661

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 20.4%
Coinstar, Inc. (Diversified Consumer Svs.)	(a)	19,912	$1,163,259
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	2,961	964,901
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		16,660	614,421
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		25,089	1,059,508
Discovery Communications, Inc. Class A (Media)	(a)	10,121	796,928
Pandora Media, Inc. (Media)	(a)	52,321	740,865
Scripps Networks Interactive, Inc. Class A (Media)		13,542	871,292
Dollar General Corp. (Multiline Retail)	(a)	30,214	1,528,224
Dick's Sporting Goods, Inc. (Specialty Retail)		13,347	631,313
L Brands, Inc. (Specialty Retail)		22,468	1,003,421
PetSmart, Inc. (Specialty Retail)		19,939	1,238,212
Tiffany & Co. (Specialty Retail)		8,542	594,011
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	3,805	308,852
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	19,130	1,065,350
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	15,371	290,204
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,767	484,272
PVH Corp. (Textiles, Apparel & Luxury Goods)		14,053	1,501,001
			14,856,034
CONSUMER STAPLES - 6.4%
Beam, Inc. (Beverages)		13,861	880,728
Monster Beverage Corp. (Beverages)	(a)	10,708	511,200
Hain Celestial Group, Inc. / The (Food Products)	(a)	16,175	987,969
TreeHouse Foods, Inc. (Food Products)	(a)	9,723	633,453
Church & Dwight Co., Inc. (Household Products)		16,209	1,047,588
Estee Lauder Cos., Inc. / The Class A (Personal Products)		9,757	624,741
			4,685,679
ENERGY - 5.1%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	14,033	914,952
Core Laboratories NV (Energy Equip. & Svs.)		4,193	578,299
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	9,460	824,628
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6,096	757,428
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	11,842	602,047
			3,677,354
FINANCIALS - 13.0%
Lazard Ltd. Class A (Capital Markets)		28,105	959,224
Northern Trust Corp. (Capital Markets)		21,734	1,185,807
T. Rowe Price Group, Inc. (Capital Markets)		12,972	971,214
First Republic Bank (Commercial Banks)		32,798	1,266,659
SLM Corp. (Consumer Finance)		19,023	389,591
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	9,067	1,478,556
MSCI, Inc. (Diversified Financial Svs.)	(a)	43,058	1,460,958
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	67,824	1,712,556
			9,424,565
HEALTH CARE - 14.0%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,132	380,722
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	20,532	371,424
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	10,196	634,803
Cepheid, Inc. (Biotechnology)	(a)	19,994	767,170
Medivation, Inc. (Biotechnology)	(a)	8,673	405,636
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	20,547	1,129,674
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	25,702	899,313
C.R. Bard, Inc. (Health Care Equip. & Supplies)		11,256	1,134,380
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	10,173	941,511
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	4,099	367,393
HMS Holdings Corp. (Health Care Technology)	(a)	11,437	310,515
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		37,108	1,557,423
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,512	535,609
Shire PLC - ADR (Pharmaceuticals)		8,006	731,428
			10,167,001
INDUSTRIALS - 8.5%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		6,664	396,241
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		45,472	986,742
Quanta Services, Inc. (Construction & Engineering)	(a)	24,431	698,238
Hubbell, Inc. Class B (Electrical Equip.)		3,701	359,404
Rockwell Automation, Inc. (Electrical Equip.)		7,921	683,978
Roper Industries, Inc. (Electrical Equip.)		6,717	855,141
Sensata Technologies Holding NV (Electrical Equip.)	(a)	8,627	283,570
Graco, Inc. (Machinery)		14,914	865,459
Kennametal, Inc. (Machinery)		27,647	1,079,339
			6,208,112
INFORMATION TECHNOLOGY - 20.5%
Juniper Networks, Inc. (Communications Equip.)	(a)	18,576	344,399
NetApp, Inc. (Computers & Peripherals)	(a)	30,276	1,034,228
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		20,314	1,516,440
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	22,512	292,656
Equinix, Inc. (Internet Software & Svs.)	(a)	7,018	1,518,064
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	23,038	1,162,958
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	8,353	639,923
FleetCor Technologies, Inc. (IT Svs.)	(a)	12,084	926,480
Genpact Ltd. (IT Svs.)		31,287	569,111
Altera Corp. (Semiconductors & Equip.)		31,240	1,108,083
Linear Technology Corp. (Semiconductors & Equip.)		17,420	668,405
Xilinx, Inc. (Semiconductors & Equip.)		29,883	1,140,634
Activision Blizzard, Inc. (Software)		101,986	1,485,936
Citrix Systems, Inc. (Software)	(a)	9,176	662,140
MICROS Systems, Inc. (Software)	(a)	20,105	914,979
Salesforce.com, Inc. (Software)	(a)	5,168	924,193
			14,908,629
MATERIALS - 4.7%
Airgas, Inc. (Chemicals)		12,904	1,279,561
Ecolab, Inc. (Chemicals)		13,757	1,103,036
International Flavors & Fragrances, Inc. (Chemicals)		13,449	1,031,135
			3,413,732
TELECOMMUNICATION SERVICES - 6.2%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	36,137	910,291
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	16,824	1,171,623
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	33,175	2,389,264
			4,471,178
Total Common Stocks (Cost $57,224,059)			$71,812,284

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		895,000	$895,000
Total Money Market Funds (Cost $895,000)			$895,000

Total Investments - 100.0% (Cost $58,119,059)	(b)		$72,707,284
Other Assets in Excess of Liabilities - 0.0%			22,267
Net Assets - 100.0%			$72,729,551

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)  Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 95.3%		Shares	Value
CONSUMER DISCRETIONARY - 11.1%
BorgWarner, Inc. (Auto Components)	(a)	1,800	$139,212
Delphi Automotive PLC (Auto Components)		4,600	204,240
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,900	49,179
Johnson Controls, Inc. (Auto Components)		10,800	378,756
Ford Motor Co. (Automobiles)		61,787	812,499
Harley-Davidson, Inc. (Automobiles)		3,600	191,880
Genuine Parts Co. (Distributors)		2,400	187,200
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	1,600	27,824
H&R Block, Inc. (Diversified Consumer Svs.)		4,300	126,506
Carnival Corp. (Hotels, Restaurants & Leisure)		7,000	240,100
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	500	162,935
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,000	103,360
International Game Technology (Hotels, Restaurants & Leisure)		4,200	69,300
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,846	162,417
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,800	1,575,102
Starbucks Corp. (Hotels, Restaurants & Leisure)		11,800	672,128
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,000	191,190
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,160	139,277
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,300	162,708
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,100	510,774
D.R. Horton, Inc. (Household Durables)		4,400	106,920
Garmin Ltd. (Household Durables)		1,700	56,168
Harman International Industries, Inc. (Household Durables)		1,100	49,093
Leggett & Platt, Inc. (Household Durables)		2,200	74,316
Lennar Corp. Class A (Household Durables)		2,600	107,848
Newell Rubbermaid, Inc. (Household Durables)		4,500	117,450
PulteGroup, Inc. (Household Durables)	(a)	5,350	108,284
Whirlpool Corp. (Household Durables)		1,255	148,667
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,750	1,532,317
Expedia, Inc. (Internet & Catalog Retail)		1,500	90,015
Netflix, Inc. (Internet & Catalog Retail)	(a)	850	160,998
priceline.com, Inc. (Internet & Catalog Retail)	(a)	775	533,146
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	1,700	89,284
Hasbro, Inc. (Leisure Equip. & Products)		1,800	79,092
Mattel, Inc. (Leisure Equip. & Products)		5,400	236,466
Cablevision Systems Corp. Class A (Media)		3,400	50,864
CBS Corp. Class B (Media)		9,250	431,882
Comcast Corp. Class A (Media)		41,553	1,745,642
DIRECTV (Media)	(a)	9,000	509,490
Discovery Communications, Inc. Class A (Media)	(a)	3,900	307,086
Gannett Co., Inc. (Media)		3,600	78,732
Interpublic Group of Cos., Inc. / The (Media)		6,523	84,995
News Corp. Class A (Media)		31,500	961,380
Omnicom Group, Inc. (Media)		4,100	241,490
Scripps Networks Interactive, Inc. Class A (Media)		1,400	90,076
Time Warner Cable, Inc. (Media)		4,632	444,950
Time Warner, Inc. (Media)		14,766	850,817
Viacom, Inc. Class B (Media)		7,150	440,225
Walt Disney Co. / The (Media)		28,400	1,613,120
Washington Post Co. / The Class B (Media)		75	33,525
Dollar General Corp. (Multiline Retail)	(a)	4,700	237,726
Dollar Tree, Inc. (Multiline Retail)	(a)	3,600	174,348
Family Dollar Stores, Inc. (Multiline Retail)		1,500	88,575
J.C. Penney Co., Inc. (Multiline Retail)		2,200	33,242
Kohl's Corp. (Multiline Retail)		3,300	152,229
Macy's, Inc. (Multiline Retail)		6,176	258,404
Nordstrom, Inc. (Multiline Retail)		2,400	132,552
Target Corp. (Multiline Retail)		10,200	698,190
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	60,060
AutoNation, Inc. (Specialty Retail)	(a)	600	26,250
AutoZone, Inc. (Specialty Retail)	(a)	600	238,062
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,600	231,912
Best Buy Co., Inc. (Specialty Retail)		4,175	92,476
CarMax, Inc. (Specialty Retail)	(a)	3,600	150,120
GameStop Corp. Class A (Specialty Retail)		1,900	53,143
Gap, Inc. / The (Specialty Retail)		4,650	164,610
Home Depot, Inc. / The (Specialty Retail)		23,500	1,639,830
L Brands, Inc. (Specialty Retail)		3,800	169,708
Lowe's Cos., Inc. (Specialty Retail)		17,500	663,600
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,800	184,590
PetSmart, Inc. (Specialty Retail)		1,700	105,570
Ross Stores, Inc. (Specialty Retail)		3,500	212,170
Staples, Inc. (Specialty Retail)		10,600	142,358
Tiffany & Co. (Specialty Retail)		1,900	132,126
TJX Cos., Inc. (Specialty Retail)		11,500	537,625
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,700	65,858
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,400	219,956
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	800	77,280
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		11,400	672,714
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,200	128,172
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,000	169,310
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,400	234,850
			25,628,541
CONSUMER STAPLES - 10.4%
Beam, Inc. (Beverages)		2,500	158,850
Brown-Forman Corp. Class B (Beverages)		2,375	169,575
Coca-Cola Co. / The (Beverages)		60,300	2,438,532
Coca-Cola Enterprises, Inc. (Beverages)		4,100	151,372
Constellation Brands, Inc. Class A (Beverages)	(a)	2,400	114,336
Dr Pepper Snapple Group, Inc. (Beverages)		3,200	150,240
Molson Coors Brewing Co. Class B (Beverages)		2,500	122,325
Monster Beverage Corp. (Beverages)	(a)	2,300	109,802
PepsiCo, Inc. (Beverages)		24,247	1,918,180
Costco Wholesale Corp. (Food & Staples Retailing)		6,900	732,159
CVS Caremark Corp. (Food & Staples Retailing)		19,420	1,067,906
Kroger Co. / The (Food & Staples Retailing)		8,200	271,748
Safeway, Inc. (Food & Staples Retailing)		3,800	100,130
Sysco Corp. (Food & Staples Retailing)		9,200	323,564
Walgreen Co. (Food & Staples Retailing)		13,500	643,680
Wal-Mart Stores, Inc. (Food & Staples Retailing)		26,300	1,968,029
Whole Foods Market, Inc. (Food & Staples Retailing)		2,700	234,225
Archer-Daniels-Midland Co. (Food Products)		10,350	349,105
Campbell Soup Co. (Food Products)		2,800	127,008
ConAgra Foods, Inc. (Food Products)		6,500	232,765
Dean Foods Co. (Food Products)	(a)	2,900	52,577
General Mills, Inc. (Food Products)		10,200	502,962
Hershey Co. / The (Food Products)		2,400	210,072
H.J. Heinz Co. (Food Products)		5,000	361,350
Hormel Foods Corp. (Food Products)		2,100	86,772
J.M. Smucker Co. / The (Food Products)		1,700	168,572
Kellogg Co. (Food Products)		3,900	251,277
Kraft Foods Group, Inc. (Food Products)		9,325	480,517
McCormick & Co., Inc. (Food Products)		2,100	154,455
Mead Johnson Nutrition Co. (Food Products)		3,151	244,045
Mondelez International, Inc. Class A (Food Products)		27,976	856,345
Tyson Foods, Inc. Class A (Food Products)		4,500	111,690
Clorox Co. / The (Household Products)		2,100	185,913
Colgate-Palmolive Co. (Household Products)		6,900	814,407
Kimberly-Clark Corp. (Household Products)		6,100	597,678
Procter & Gamble Co. / The (Household Products)		43,022	3,315,275
Avon Products, Inc. (Personal Products)		6,800	140,964
Estee Lauder Cos., Inc. / The Class A (Personal Products)		3,800	243,314
Altria Group, Inc. (Tobacco)		31,600	1,086,724
Lorillard, Inc. (Tobacco)		5,991	241,737
Philip Morris International, Inc. (Tobacco)		25,900	2,401,189
Reynolds American, Inc. (Tobacco)		5,100	226,899
			24,118,265
ENERGY - 10.4%
Baker Hughes, Inc. (Energy Equip. & Svs.)		6,941	322,132
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,900	254,280
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,100	76,516
Ensco PLC Class A (Energy Equip. & Svs.)		3,700	222,000
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	3,700	201,243
Halliburton Co. (Energy Equip. & Svs.)		14,700	594,027
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,700	103,190
Nabors Industries Ltd. (Energy Equip. & Svs.)		4,600	74,612
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,700	474,025
Noble Corp. (Energy Equip. & Svs.)		4,000	152,600
Rowan Cos. Plc Class A (Energy Equip. & Svs.)	(a)	2,000	70,720
Schlumberger Ltd. (Energy Equip. & Svs.)		20,947	1,568,721
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,900	690,855
Apache Corp. (Oil, Gas & Consumable Fuels)		6,172	476,232
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		3,300	223,113
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8,200	167,362
Chevron Corp. (Oil, Gas & Consumable Fuels)		30,538	3,628,525
ConocoPhillips (Oil, Gas & Consumable Fuels)		19,200	1,153,920
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		3,600	121,140
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,900	110,035
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5,900	332,878
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		4,250	544,297
EQT Corp. (Oil, Gas & Consumable Fuels)		2,400	162,600
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		70,564	6,358,522
Hess Corp. (Oil, Gas & Consumable Fuels)		4,700	336,567
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		9,973	385,756
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		11,120	374,966
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,260	471,296
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		2,900	184,817
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,100	47,082
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		2,800	323,848
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,700	995,299
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,200	88,830
Phillips 66 (Oil, Gas & Consumable Fuels)		9,750	682,207
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,100	260,925
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		2,800	89,152
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,600	210,704
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	5,500	204,930
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		10,518	323,428
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,200	128,810
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,700	395,763
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		10,700	400,822
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,200	51,264
			24,040,011
FINANCIALS - 15.2%
Ameriprise Financial, Inc. (Capital Markets)		3,180	234,207
Bank of New York Mellon Corp. / The (Capital Markets)		18,311	512,525
BlackRock, Inc. (Capital Markets)		2,000	513,760
Charles Schwab Corp. / The (Capital Markets)		17,300	306,037
E*TRADE Financial Corp. (Capital Markets)	(a)	4,090	43,804
Franklin Resources, Inc. (Capital Markets)		2,200	331,782
Goldman Sachs Group, Inc. / The (Capital Markets)		6,850	1,007,977
Invesco Ltd. (Capital Markets)		6,900	199,824
Legg Mason, Inc. (Capital Markets)		1,800	57,870
Morgan Stanley (Capital Markets)		21,600	474,768
Northern Trust Corp. (Capital Markets)		3,400	185,504
State Street Corp. (Capital Markets)		7,200	425,448
T. Rowe Price Group, Inc. (Capital Markets)		4,100	306,967
BB&T Corp. (Commercial Banks)		11,000	345,290
Comerica, Inc. (Commercial Banks)		3,000	107,850
Fifth Third Bancorp (Commercial Banks)		13,750	224,263
First Horizon National Corp. (Commercial Banks)		3,864	41,268
Huntington Bancshares, Inc. (Commercial Banks)		13,300	98,287
KeyCorp (Commercial Banks)		14,500	144,420
M&T Bank Corp. (Commercial Banks)		1,900	196,004
PNC Financial Services Group, Inc. (Commercial Banks)		8,342	554,743
Regions Financial Corp. (Commercial Banks)		22,275	182,432
SunTrust Banks, Inc. (Commercial Banks)		8,500	244,885
U.S. Bancorp (Commercial Banks)		29,290	993,810
Wells Fargo & Co. (Commercial Banks)		77,213	2,856,109
Zions Bancorporation (Commercial Banks)		2,900	72,471
American Express Co. (Consumer Finance)		15,100	1,018,646
Capital One Financial Corp. (Consumer Finance)		9,173	504,056
Discover Financial Services (Consumer Finance)		7,750	347,510
SLM Corp. (Consumer Finance)		7,100	145,408
Bank of America Corp. (Diversified Financial Svs.)		170,327	2,074,583
Citigroup, Inc. (Diversified Financial Svs.)		47,836	2,116,265
CME Group, Inc. (Diversified Financial Svs.)		4,875	299,276
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,100	179,377
JPMorgan Chase & Co. (Diversified Financial Svs.)		60,243	2,859,133
Leucadia National Corp. (Diversified Financial Svs.)		4,600	126,178
McGraw-Hill Cos., Inc. / The (Diversified Financial Svs.)		4,400	229,152
Moody's Corp. (Diversified Financial Svs.)		3,100	165,292
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)		1,900	61,370
NYSE Euronext (Diversified Financial Svs.)		3,800	146,832
ACE Ltd. (Insurance)		5,300	471,541
Aflac, Inc. (Insurance)		7,400	384,948
Allstate Corp. / The (Insurance)		7,500	368,025
American International Group, Inc. (Insurance)	(a)	23,195	900,430
Aon PLC (Insurance)		4,900	301,350
Assurant, Inc. (Insurance)		1,200	54,012
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	28,691	2,989,602
Chubb Corp. / The (Insurance)		4,100	358,873
Cincinnati Financial Corp. (Insurance)		2,266	106,933
Genworth Financial, Inc. Class A (Insurance)	(a)	7,800	78,000
Hartford Financial Services Group, Inc. (Insurance)		6,900	178,020
Lincoln National Corp. (Insurance)		4,286	139,766
Loews Corp. (Insurance)		4,861	214,224
Marsh & McLennan Cos., Inc. (Insurance)		8,600	326,542
MetLife, Inc. (Insurance)		17,200	653,944
Principal Financial Group, Inc. (Insurance)		4,300	146,329
Progressive Corp. / The (Insurance)		8,700	219,849
Prudential Financial, Inc. (Insurance)		7,300	430,627
Torchmark Corp. (Insurance)		1,450	86,710
Travelers Cos., Inc. / The (Insurance)		5,959	501,688
Unum Group (Insurance)		4,200	118,650
XL Group PLC (Insurance)		4,600	139,380
American Tower Corp. (Real Estate Investment Trusts)		6,200	476,904
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		2,273	69,690
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		1,831	231,933
Boston Properties, Inc. (Real Estate Investment Trusts)		2,400	242,544
Equity Residential (Real Estate Investment Trusts)		5,000	275,300
HCP, Inc. (Real Estate Investment Trusts)		7,100	354,006
Health Care REIT, Inc. (Real Estate Investment Trusts)		4,100	278,431
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		11,402	199,421
Kimco Realty Corp. (Real Estate Investment Trusts)		6,400	143,360
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,600	135,720
Prologis, Inc. (Real Estate Investment Trusts)		7,239	289,415
Public Storage (Real Estate Investment Trusts)		2,300	350,336
Simon Property Group, Inc. (Real Estate Investment Trusts)		4,962	786,775
Ventas, Inc. (Real Estate Investment Trusts)		4,600	336,720
Vornado Realty Trust (Real Estate Investment Trusts)		2,693	225,243
Weyerhaeuser Co. (Real Estate Investment Trusts)		8,563	268,707
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	4,800	121,200
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		7,500	64,800
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,300	71,232
			35,026,563
HEALTH CARE - 12.0%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,100	285,634
Amgen, Inc. (Biotechnology)		11,806	1,210,233
Biogen Idec, Inc. (Biotechnology)	(a)	3,745	722,448
Celgene Corp. (Biotechnology)	(a)	6,600	765,006
Gilead Sciences, Inc. (Biotechnology)	(a)	24,000	1,174,320
Abbott Laboratories (Health Care Equip. & Supplies)		24,700	872,404
Baxter International, Inc. (Health Care Equip. & Supplies)		8,600	624,704
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,100	296,391
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	21,403	167,157
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,550	124,215
Covidien PLC (Health Care Equip. & Supplies)		7,400	502,016
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,200	120,936
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,200	93,324
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,800	147,888
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	625	306,994
Medtronic, Inc. (Health Care Equip. & Supplies)		15,900	746,664
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		4,500	181,980
Stryker Corp. (Health Care Equip. & Supplies)		4,600	300,104
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,700	122,400
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		2,670	200,837
Aetna, Inc. (Health Care Providers & Svs.)		5,200	265,824
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,600	185,220
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,400	224,748
Cigna Corp. (Health Care Providers & Svs.)		4,500	280,665
Coventry Health Care, Inc. (Health Care Providers & Svs.)		2,100	98,763
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	1,300	154,167
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	12,878	742,417
Humana, Inc. (Health Care Providers & Svs.)		2,500	172,775
Laboratory Corp of America Holdings (Health Care Providers & Svs.)	(a)	1,500	135,300
McKesson Corp. (Health Care Providers & Svs.)		3,700	399,452
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,300	49,452
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,500	141,125
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,612	76,699
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		16,100	921,081
WellPoint, Inc. (Health Care Providers & Svs.)		4,800	317,904
Cerner Corp. (Health Care Technology)	(a)	2,300	217,925
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,500	230,835
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,717	175,600
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,800	60,552
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,600	428,344
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,400	131,474
AbbVie, Inc. (Pharmaceuticals)		24,900	1,015,422
Actavis, Inc. (Pharmaceuticals)	(a)	2,000	184,220
Allergan, Inc. (Pharmaceuticals)		4,800	535,824
Bristol-Myers Squibb Co. (Pharmaceuticals)		25,769	1,061,425
Eli Lilly & Co. (Pharmaceuticals)		15,700	891,603
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	3,700	140,748
Hospira, Inc. (Pharmaceuticals)	(a)	2,610	85,686
Johnson & Johnson (Pharmaceuticals)		44,000	3,587,320
Merck & Co., Inc. (Pharmaceuticals)		47,594	2,105,083
Mylan, Inc. (Pharmaceuticals)	(a)	6,200	179,428
Perrigo Co. (Pharmaceuticals)		1,400	166,222
Pfizer, Inc. (Pharmaceuticals)		113,210	3,267,241
			27,596,199
INDUSTRIALS - 9.6%
Boeing Co. / The (Aerospace & Defense)		10,700	918,595
General Dynamics Corp. (Aerospace & Defense)		5,200	366,652
Honeywell International, Inc. (Aerospace & Defense)		12,300	926,805
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,400	113,288
Lockheed Martin Corp. (Aerospace & Defense)		4,200	405,384
Northrop Grumman Corp. (Aerospace & Defense)		3,700	259,555
Precision Castparts Corp. (Aerospace & Defense)		2,300	436,126
Raytheon Co. (Aerospace & Defense)		5,100	299,829
Rockwell Collins, Inc. (Aerospace & Defense)		2,200	138,864
Textron, Inc. (Aerospace & Defense)		4,300	128,183
United Technologies Corp. (Aerospace & Defense)		13,300	1,242,619
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,500	148,650
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,300	117,843
FedEx Corp. (Air Freight & Logistics)		4,600	451,720
United Parcel Service, Inc. Class B (Air Freight & Logistics)		11,300	970,670
Southwest Airlines Co. (Airlines)		11,500	155,020
Masco Corp. (Building Products)		5,600	113,400
ADT Corp. / The (Commercial Svs. & Supplies)		3,650	178,631
Avery Dennison Corp. (Commercial Svs. & Supplies)		1,600	68,912
Cintas Corp. (Commercial Svs. & Supplies)		1,600	70,608
Iron Mountain, Inc. (Commercial Svs. & Supplies)		2,684	97,456
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,200	47,552
Republic Services, Inc. (Commercial Svs. & Supplies)		4,680	154,440
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,400	148,652
Tyco International Ltd. (Commercial Svs. & Supplies)		7,300	233,600
Waste Management, Inc. (Commercial Svs. & Supplies)		6,900	270,549
Fluor Corp. (Construction & Engineering)		2,600	172,458
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,100	118,104
Quanta Services, Inc. (Construction & Engineering)	(a)	3,400	97,172
Eaton Corp PLC (Electrical Equip.)		7,436	455,455
Emerson Electric Co. (Electrical Equip.)		11,400	636,918
Rockwell Automation, Inc. (Electrical Equip.)		2,200	189,970
Roper Industries, Inc. (Electrical Equip.)		1,600	203,696
3M Co. (Industrial Conglomerates)		10,000	1,063,100
Danaher Corp. (Industrial Conglomerates)		9,100	565,565
General Electric Co. (Industrial Conglomerates)		163,700	3,784,744
Caterpillar, Inc. (Machinery)		10,300	895,791
Cummins, Inc. (Machinery)		2,800	324,268
Deere & Co. (Machinery)		6,100	524,478
Dover Corp. (Machinery)		2,700	196,776
Flowserve Corp. (Machinery)		800	134,168
Illinois Tool Works, Inc. (Machinery)		6,500	396,110
Ingersoll-Rand PLC (Machinery)		4,300	236,543
Joy Global, Inc. (Machinery)		1,700	101,184
PACCAR, Inc. (Machinery)		5,612	283,743
Pall Corp. (Machinery)		1,700	116,229
Parker Hannifin Corp. (Machinery)		2,300	210,634
Pentair Ltd. (Machinery)		3,203	168,958
Snap-On, Inc. (Machinery)		900	74,430
Stanley Black & Decker, Inc. (Machinery)		2,547	206,231
Xylem, Inc. (Machinery)		2,900	79,924
Dun & Bradstreet Corp. / The (Professional Svs.)		600	50,190
Equifax, Inc. (Professional Svs.)		1,900	109,421
Robert Half International, Inc. (Professional Svs.)		2,200	82,566
CSX Corp. (Road & Rail)		16,100	396,543
Norfolk Southern Corp. (Road & Rail)		5,000	385,400
Ryder System, Inc. (Road & Rail)		800	47,800
Union Pacific Corp. (Road & Rail)		7,400	1,053,834
Fastenal Co. (Trading Companies & Distributors)		4,200	215,670
W.W. Grainger, Inc. (Trading Companies & Distributors)		900	202,482
			22,244,158
INFORMATION TECHNOLOGY - 17.2%
Cisco Systems, Inc. (Communications Equip.)		83,900	1,754,349
F5 Networks, Inc. (Communications Equip.)	(a)	1,200	106,896
Harris Corp. (Communications Equip.)		1,800	83,412
JDS Uniphase Corp. (Communications Equip.)	(a)	3,675	49,135
Juniper Networks, Inc. (Communications Equip.)	(a)	8,100	150,174
Motorola Solutions, Inc. (Communications Equip.)		4,314	276,225
QUALCOMM, Inc. (Communications Equip.)		27,000	1,807,650
Apple, Inc. (Computers & Peripherals)		14,775	6,539,858
Dell, Inc. (Computers & Peripherals)		23,000	329,590
EMC Corp. (Computers & Peripherals)	(a)	33,100	790,759
Hewlett-Packard Co. (Computers & Peripherals)		30,700	731,888
NetApp, Inc. (Computers & Peripherals)	(a)	5,700	194,712
SanDisk Corp. (Computers & Peripherals)	(a)	3,800	209,000
Seagate Technology PLC (Computers & Peripherals)		5,000	182,800
Western Digital Corp. (Computers & Peripherals)		3,400	170,952
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,500	186,625
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,200	309,256
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,300	59,823
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		2,900	53,592
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,200	64,416
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		6,600	276,738
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	2,800	98,812
eBay, Inc. (Internet Software & Svs.)	(a)	18,400	997,648
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,200	3,334,926
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,400	113,472
Yahoo!, Inc. (Internet Software & Svs.)	(a)	15,300	360,009
Accenture PLC Class A (IT Svs.)		10,100	767,297
Automatic Data Processing, Inc. (IT Svs.)		7,600	494,152
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,800	367,728
Computer Sciences Corp. (IT Svs.)		2,400	118,152
Fidelity National Information Services, Inc. (IT Svs.)		4,600	182,252
Fiserv, Inc. (IT Svs.)	(a)	2,100	184,443
International Business Machines Corp. (IT Svs.)		16,450	3,508,785
Mastercard, Inc. Class A (IT Svs.)		1,675	906,393
Paychex, Inc. (IT Svs.)		5,100	178,857
SAIC, Inc. (IT Svs.)		4,500	60,975
Teradata Corp. (IT Svs.)	(a)	2,600	152,126
Total System Services, Inc. (IT Svs.)		2,577	63,858
Visa, Inc. (IT Svs.)		8,100	1,375,704
Western Union Co. / The (IT Svs.)		8,947	134,563
Xerox Corp. (Office Electronics)		19,302	165,997
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	9,600	24,480
Altera Corp. (Semiconductors & Equip.)		5,000	177,350
Analog Devices, Inc. (Semiconductors & Equip.)		4,800	223,152
Applied Materials, Inc. (Semiconductors & Equip.)		18,900	254,772
Broadcom Corp. Class A (Semiconductors & Equip.)		8,250	286,028
First Solar, Inc. (Semiconductors & Equip.)	(a)	950	25,612
Intel Corp. (Semiconductors & Equip.)		77,900	1,702,115
KLA-Tencor Corp. (Semiconductors & Equip.)		2,600	137,124
Lam Research Corp. (Semiconductors & Equip.)	(a)	2,525	104,687
Linear Technology Corp. (Semiconductors & Equip.)		3,700	141,969
LSI Corp. (Semiconductors & Equip.)	(a)	8,700	58,986
Microchip Technology, Inc. (Semiconductors & Equip.)		3,100	113,956
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	16,100	160,678
NVIDIA Corp. (Semiconductors & Equip.)		9,800	125,636
Teradyne, Inc. (Semiconductors & Equip.)	(a)	3,000	48,660
Texas Instruments, Inc. (Semiconductors & Equip.)		17,400	617,352
Xilinx, Inc. (Semiconductors & Equip.)		4,100	156,497
Adobe Systems, Inc. (Software)	(a)	7,900	343,729
Autodesk, Inc. (Software)	(a)	3,500	144,340
BMC Software, Inc. (Software)	(a)	2,100	97,293
CA, Inc. (Software)		5,200	130,884
Citrix Systems, Inc. (Software)	(a)	2,900	209,264
Electronic Arts, Inc. (Software)	(a)	4,700	83,190
Intuit, Inc. (Software)		4,400	288,860
Microsoft Corp. (Software)		118,700	3,396,007
Oracle Corp. (Software)		58,100	1,878,954
Red Hat, Inc. (Software)	(a)	3,000	151,680
Salesforce.com, Inc. (Software)	(a)	2,100	375,543
Symantec Corp. (Software)	(a)	10,894	268,864
			39,621,661
MATERIALS - 3.3%
Air Products & Chemicals, Inc. (Chemicals)		3,300	287,496
Airgas, Inc. (Chemicals)		1,100	109,076
CF Industries Holdings, Inc. (Chemicals)		1,000	190,370
Dow Chemical Co. / The (Chemicals)		19,000	604,960
Eastman Chemical Co. (Chemicals)		2,400	167,688
Ecolab, Inc. (Chemicals)		4,200	336,756
E.I. du Pont de Nemours & Co. (Chemicals)		14,700	722,652
FMC Corp. (Chemicals)		2,200	125,466
International Flavors & Fragrances, Inc. (Chemicals)		1,300	99,671
LyondellBasell Industries NV Class A (Chemicals)		6,000	379,740
Monsanto Co. (Chemicals)		8,386	885,813
Mosaic Co. / The (Chemicals)		4,400	262,284
PPG Industries, Inc. (Chemicals)		2,200	294,668
Praxair, Inc. (Chemicals)		4,700	524,238
Sherwin-Williams Co. / The (Chemicals)		1,400	236,446
Sigma-Aldrich Corp. (Chemicals)		1,900	147,592
Vulcan Materials Co. (Construction Materials)		2,000	103,400
Ball Corp. (Containers & Packaging)		2,400	114,192
Bemis Co., Inc. (Containers & Packaging)		1,600	64,576
MeadWestvaco Corp. (Containers & Packaging)		2,800	101,640
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,600	69,290
Sealed Air Corp. (Containers & Packaging)		3,100	74,741
Alcoa, Inc. (Metals & Mining)		16,800	143,136
Allegheny Technologies, Inc. (Metals & Mining)		1,700	53,907
Cliffs Natural Resources, Inc. (Metals & Mining)		2,400	45,624
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		14,952	494,911
Newmont Mining Corp. (Metals & Mining)		7,800	326,742
Nucor Corp. (Metals & Mining)		5,000	230,750
United States Steel Corp. (Metals & Mining)		2,300	44,850
International Paper Co. (Paper & Forest Products)		6,900	321,402
			7,564,077
TELECOMMUNICATION SERVICES - 2.8%
AT&T, Inc. (Diversified Telecom. Svs.)		86,478	3,172,878
CenturyLink, Inc. (Diversified Telecom. Svs.)		9,872	346,803
Frontier Communications Corp. (Diversified Telecom. Svs.)		15,741	62,649
Verizon Communications, Inc. (Diversified Telecom. Svs.)		45,000	2,211,750
Windstream Corp. (Diversified Telecom. Svs.)		9,296	73,903
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	4,600	320,344
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	5,000	54,500
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	47,432	294,553
			6,537,380
UTILITIES - 3.3%
American Electric Power Co., Inc. (Electric Utilities)		7,600	369,588
Duke Energy Corp. (Electric Utilities)		11,143	808,870
Edison International (Electric Utilities)		5,100	256,632
Entergy Corp. (Electric Utilities)		2,800	177,072
Exelon Corp. (Electric Utilities)		13,490	465,135
FirstEnergy Corp. (Electric Utilities)		6,534	275,735
NextEra Energy, Inc. (Electric Utilities)		6,700	520,456
Northeast Utilities (Electric Utilities)		4,900	212,954
Pepco Holdings, Inc. (Electric Utilities)		3,600	77,040
Pinnacle West Capital Corp. (Electric Utilities)		1,700	98,413
PPL Corp. (Electric Utilities)		9,200	288,052
Southern Co. / The (Electric Utilities)		13,700	642,804
Xcel Energy, Inc. (Electric Utilities)		7,700	228,690
AGL Resources, Inc. (Gas Utilities)		1,886	79,118
ONEOK, Inc. (Gas Utilities)		3,200	152,544
AES Corp. (Ind. Power Prod. & Energy Traders)		9,700	121,929
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		5,100	135,099
Ameren Corp. (Multi-Utilities)		3,800	133,076
CenterPoint Energy, Inc. (Multi-Utilities)		6,700	160,532
CMS Energy Corp. (Multi-Utilities)		4,200	117,348
Consolidated Edison, Inc. (Multi-Utilities)		4,600	280,738
Dominion Resources, Inc. (Multi-Utilities)		9,100	529,438
DTE Energy Co. (Multi-Utilities)		2,700	184,518
Integrys Energy Group, Inc. (Multi-Utilities)		1,212	70,490
NiSource, Inc. (Multi-Utilities)		4,900	143,766
PG&E Corp. (Multi-Utilities)		6,900	307,257
Public Service Enterprise Group, Inc. (Multi-Utilities)		8,000	274,720
SCANA Corp. (Multi-Utilities)		2,100	107,436
Sempra Energy (Multi-Utilities)		3,600	287,784
TECO Energy, Inc. (Multi-Utilities)		3,200	57,024
Wisconsin Energy Corp. (Multi-Utilities)		3,600	154,404
			7,718,662
Total Common Stocks (Cost $154,279,618)			$220,095,517

Exchange Traded Funds - 4.5%		Shares	Value
SPDR S&P 500 ETF Trust		67,175	$10,516,246
Total Exchange Traded Funds (Cost $9,732,423)			$10,516,246

Total Investments - 99.8% (Cost $164,012,041)	(b)		$230,611,763
Other Assets in Excess of Liabilities - 0.2%			413,245
Net Assets - 100.0%			$231,025,008

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 95.8%		Shares	Value
CONSUMER DISCRETIONARY - 2.8%
McDonald's Corp. (Hotels, Restaurants & Leisure)		80,625	$8,037,506
CONSUMER STAPLES - 23.1%
Coca-Cola Co. / The (Beverages)		47,630	1,926,157
PepsiCo, Inc. (Beverages)		55,500	4,390,605
General Mills, Inc. (Food Products)		75,700	3,732,767
Kellogg Co. (Food Products)		67,800	4,368,354
Kraft Foods Group, Inc. (Food Products)		173,600	8,945,608
Unilever PLC (Food Products)	(a)	75,160	3,179,068
Kimberly-Clark Corp. (Household Products)		61,875	6,062,512
Procter & Gamble Co. / The (Household Products)		49,660	3,826,800
Altria Group, Inc. (Tobacco)		316,200	10,874,118
Lorillard, Inc. (Tobacco)		172,200	6,948,270
Philip Morris International, Inc. (Tobacco)		34,235	3,173,927
Reynolds American, Inc. (Tobacco)		224,220	9,975,548
			67,403,734
ENERGY - 11.7%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	187,000	1,314,991
Chevron Corp. (Oil, Gas & Consumable Fuels)		25,150	2,988,323
ConocoPhillips (Oil, Gas & Consumable Fuels)		205,905	12,374,890
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	301,720	10,033,766
Total SA (Oil, Gas & Consumable Fuels)	(a)	154,220	7,386,220
			34,098,190
HEALTH CARE - 23.0%
AbbVie, Inc. (Pharmaceuticals)		197,000	8,033,660
AstraZeneca PLC (Pharmaceuticals)	(a)	244,500	12,264,353
Bristol-Myers Squibb Co. (Pharmaceuticals)		276,775	11,400,362
Eli Lilly & Co. (Pharmaceuticals)		86,400	4,906,656
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	509,816	11,938,435
Johnson & Johnson (Pharmaceuticals)		113,660	9,266,700
Merck & Co., Inc. (Pharmaceuticals)		208,100	9,204,263
			67,014,429
TELECOMMUNICATION SERVICES - 13.9%
AT&T, Inc. (Diversified Telecom. Svs.)		331,200	12,151,728
BCE, Inc. (Diversified Telecom. Svs.)		62,080	2,900,346
Verizon Communications, Inc. (Diversified Telecom. Svs.)		234,120	11,506,998
Windstream Corp. (Diversified Telecom. Svs.)		314,105	2,497,135
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		401,170	11,397,240
			40,453,447
UTILITIES - 21.3%
American Electric Power Co., Inc. (Electric Utilities)		97,100	4,721,973
Duke Energy Corp. (Electric Utilities)		153,206	11,121,224
Pepco Holdings, Inc. (Electric Utilities)		150,000	3,210,000
PPL Corp. (Electric Utilities)		328,400	10,282,204
Southern Co. / The (Electric Utilities)		163,360	7,664,851
SSE PLC (Electric Utilities)	(a)	387,100	8,750,957
Dominion Resources, Inc. (Multi-Utilities)		79,825	4,644,218
National Grid PLC (Multi-Utilities)	(a)	1,002,100	11,644,217
			62,039,644
Total Common Stocks (Cost $257,554,772)			$279,046,950

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,689,000	$2,689,000
Total Money Market Funds (Cost $2,689,000)			$2,689,000

Total Investments - 96.7% (Cost $260,243,772)	(b)		$281,735,950
Other Assets in Excess of Liabilities - 3.3%			9,485,585
Net Assets - 100.0%			$291,221,535

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $66,512,007, or 22.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Corporate Bonds - 97.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 29.3%
Allison Transmission, Inc. (Auto Components)	(b)	7.125%	05/15/2019	$600,000	$648,750
American Axle & Manufacturing, Inc. (Auto Components)		7.750%	11/15/2019	625,000	693,750
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	700,000	728,000
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	412,000
Cooper-Standard Automotive, Inc. (Auto Components)		8.500%	05/01/2018	775,000	848,625
Exide Technologies (Auto Components)		8.625%	02/01/2018	1,150,000	993,312
IDQ Holdings, Inc. (Auto Components)	(b)	11.500%	04/01/2017	600,000	663,000
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	1,200,000	1,194,000
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	825,000	866,250
Lear Corp. (Auto Components)	(b)	4.750%	01/15/2023	150,000	147,000
Pittsburgh Glass Works LLC (Auto Components)	(b)	8.500%	04/15/2016	1,100,000	1,124,750
Stoneridge, Inc. (Auto Components)	(b)	9.500%	10/15/2017	725,000	783,000
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	359,125
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	496,687
Tomkins LLC (Auto Components)		9.000%	10/01/2018	576,000	644,400
Tower Automotive Holdings U.S.A. LLC / T.A. Holdings Finance, Inc. (Auto Components)	(b)	10.625%	09/01/2017	625,000	700,000
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,675,000	1,742,000
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.250%	06/15/2021	850,000	953,062
Jaguar Land Rover PLC (Automobiles)	(b)	8.125%	05/15/2021	1,150,000	1,299,500
Jaguar Land Rover Automotive PLC (Automobiles)	(b)	5.625%	02/01/2023	200,000	208,750
Affinia Group, Inc. (Distributors)	(b)	10.750%	08/15/2016	245,000	266,437
Affinia Group, Inc. (Distributors)		9.000%	11/30/2014	1,050,000	1,055,260
Knowledge Learning Corp. (Diversified Consumer Svs.)	(b)	7.750%	02/01/2015	550,000	544,500
Monitronics International, Inc. (Diversified Consumer Svs.)		9.125%	04/01/2020	650,000	690,625
ServiceMaster Co. (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	444,937
ServiceMaster Co. (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	261,000
ServiceMaster Co. (Diversified Consumer Svs.)		8.000%	02/15/2020	750,000	808,125
ServiceMaster Co. (Diversified Consumer Svs.)	(b)	7.000%	08/15/2020	1,000,000	1,040,000
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.000%	05/15/2018	975,000	1,045,687
American Casino & Entertainment Properties LLC Corp. (Hotels, Restaurants & Leisure)		11.000%	06/15/2014	900,000	914,062
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	550,000	605,687
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	725,000	774,844
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		8.500%	02/15/2020	150,000	148,594
Carlson Wagonlit BV (Hotels, Restaurants & Leisure)	(b)	6.875%	06/15/2019	600,000	628,500
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		9.125%	08/01/2018	775,000	871,875
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	03/15/2021	125,000	124,687
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	550,000	528,000
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5.750%	07/01/2022	275,000	306,625
DineEquity, Inc. (Hotels, Restaurants & Leisure)		9.500%	10/30/2018	1,575,000	1,803,375
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	575,000	639,687
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	525,000	585,375
MGM Resorts International (Hotels, Restaurants & Leisure)	(b)	6.750%	10/01/2020	250,000	265,625
MGM Resorts International (Hotels, Restaurants & Leisure)		8.625%	02/01/2019	600,000	702,000
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	1,200,000	1,404,000
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	750,000	823,125
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	11/15/2022	325,000	330,687
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)(d)	2.780%	03/15/2014	1,075,000	1,073,656
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	950,000	1,010,867
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.750%	10/01/2017	150,000	162,750
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	01/15/2021	800,000	803,000
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	7.500%	03/01/2021	600,000	619,500
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	8.625%	04/15/2016	575,000	618,125
B.C. Mountain LLC / B.C. Mountain Finance, Inc. (Household Durables)	(b)	7.000%	02/01/2021	275,000	292,187
Hillman Group, Inc. / The (Household Durables)		10.875%	06/01/2018	975,000	1,077,375
Hillman Group, Inc. / The (Household Durables)	(b)	10.875%	06/01/2018	250,000	276,250
Jarden Corp. (Household Durables)		7.500%	05/01/2017	600,000	681,750
Libbey Glass, Inc. (Household Durables)		6.875%	05/15/2020	900,000	975,375
Norcraft Cos. LP / Norcraft Finance Corp. (Household Durables)		10.500%	12/15/2015	1,275,000	1,337,156
RSI Home Products, Inc. (Household Durables)	(b)	6.875%	03/01/2018	425,000	433,500
Sealy Mattress Co. (Household Durables)		8.250%	06/15/2014	450,000	452,254
Sealy Mattress Co. (Household Durables)	(b)	10.875%	04/15/2016	241,000	255,161
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,075,000	1,122,031
Yankee Candle Co., Inc. (Household Durables)		9.750%	02/15/2017	1,725,000	1,794,017
YCC Holdings LLC / Yankee Finance, Inc. (Household Durables)	(c)	10.250%	02/15/2016	700,000	725,375
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		12.535%	10/12/2017	317,000	341,964
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		8.500%	04/01/2019	1,850,000	2,074,312
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Equip. & Products)	(b)	7.875%	05/01/2020	1,000,000	1,055,000
AMC Networks, Inc. (Media)		7.750%	07/15/2021	575,000	654,062
AMC Networks, Inc. (Media)		4.750%	12/15/2022	350,000	350,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	84,187
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.875%	04/30/2018	1,025,000	1,092,906
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	425,000	460,062
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	500,000	538,750
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	146,250
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.750%	09/01/2023	325,000	327,437
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	6.375%	09/15/2020	350,000	364,875
Cinemark U.S.A., Inc. (Media)		8.625%	06/15/2019	950,000	1,053,312
Cinemark U.S.A., Inc. (Media)		7.375%	06/15/2021	500,000	561,250
Clear Channel Communications, Inc. (Media)		9.000%	03/01/2021	1,550,000	1,455,062
Clear Channel Communications, Inc. (Media)	(b)	11.250%	03/01/2021	250,000	257,500
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	175,000	181,781
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	1,200,000	1,258,500
Clear Channel Worldwide Holdings, Inc. (Media)	(b)	6.500%	11/15/2022	275,000	288,062
Clear Channel Worldwide Holdings, Inc. (Media)	(b)	6.500%	11/15/2022	750,000	795,000
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	1,525,000	1,727,062
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	1,025,000	1,058,312
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,250,000	1,317,187
DISH DBS Corp. (Media)		4.625%	07/15/2017	200,000	208,500
Entercom Radio LLC (Media)		10.500%	12/01/2019	925,000	1,068,375
Entravision Communications Corp. (Media)		8.750%	08/01/2017	717,000	779,737
Igloo Holdings Corp. (Media)	(b)(c)	8.250%	12/15/2017	925,000	959,687
Intelsat Jackson Holdings, S.A. (Media)		8.500%	11/01/2019	675,000	758,531
Intelsat Jackson Holdings, S.A. (Media)		7.500%	04/01/2021	450,000	502,875
Intelsat Jackson Holdings, S.A. (Media)		7.250%	04/01/2019	550,000	603,625
Intelsat Jackson Holdings, S.A. (Media)		7.250%	10/15/2020	150,000	165,375
Intelsat Jackson Holdings, S.A. (Media)	(b)	6.625%	12/15/2022	175,000	185,937
Intelsat Luxembourg S.A. (Media)	(b)	7.750%	06/01/2021	650,000	663,000
Intelsat Luxembourg S.A. (Media)	(b)	8.125%	06/01/2023	650,000	663,000
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	271,875
Lamar Media Corp. (Media)		5.000%	05/01/2023	725,000	728,625
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	200,000	210,500
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc. (Media)		8.875%	04/15/2017	275,000	303,875
Nielsen Finance LLC / Nielsen Finance Co. (Media)		7.750%	10/15/2018	550,000	613,250
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	4.500%	10/01/2020	450,000	451,687
Regal Entertainment Group (Media)		5.750%	02/01/2025	325,000	320,125
Sirius XM Radio, Inc. (Media)	(b)	5.250%	08/15/2022	1,025,000	1,053,187
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	725,000	795,687
Virgin Media Finance PLC (Media)		4.875%	02/15/2022	575,000	585,062
Visant Corp. (Media)		10.000%	10/01/2017	1,775,000	1,628,562
XM Satellite Radio, Inc. (Media)	(b)	7.625%	11/01/2018	475,000	526,656
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	1,025,000	1,160,812
Claire's Stores, Inc. (Specialty Retail)	(b)	6.125%	03/15/2020	275,000	283,250
Gymboree Corp. (Specialty Retail)		9.125%	12/01/2018	750,000	709,687
Jo-Ann Stores Holdings, Inc. (Specialty Retail)	(b)(c)	9.750%	10/15/2019	850,000	896,750
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	1,775,000	1,863,750
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	725,000	772,125
Michaels Stores, Inc. (Specialty Retail)		7.750%	11/01/2018	1,275,000	1,399,312
New Academy Finance Co. LLC / New Academy Finance Corp. (Specialty Retail)	(b)(c)	8.000%	06/15/2018	775,000	806,000
Party City Holdings, Inc. (Specialty Retail)	(b)	8.875%	08/01/2020	450,000	496,125
Penske Automotive Group, Inc. (Specialty Retail)	(b)	5.750%	10/01/2022	300,000	314,250
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,495,125
Petco Holdings, Inc. (Specialty Retail)	(b)(c)	8.500%	10/15/2017	1,225,000	1,269,406
Sally Holdings LLC , Inc. (Specialty Retail)		5.750%	06/01/2022	125,000	131,094
Sally Holdings LLC , Inc. (Specialty Retail)		6.875%	11/15/2019	700,000	778,750
PVH Corp. (Textiles, Apparel & Luxury Goods)		4.500%	12/15/2022	200,000	198,500
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	(b)	6.125%	10/15/2020	250,000	266,562
					91,161,673
CONSUMER STAPLES - 5.8%
Constellation Brands, Inc. (Beverages)		6.000%	05/01/2022	725,000	795,687
U.S. Foodservice (Food & Staples Retailing)	(b)	8.500%	06/30/2019	2,800,000	2,985,500
Dean Foods Co. (Food Products)		7.000%	06/01/2016	550,000	611,875
Dean Foods Co. (Food Products)		9.750%	12/15/2018	550,000	639,375
Del Monte Corp. (Food Products)		7.625%	02/15/2019	1,800,000	1,876,500
Hawk Acquisition Sub, Inc. (Food Products)	(b)	4.250%	10/15/2020	1,875,000	1,879,687
Michael Foods Group, Inc. (Food Products)		9.750%	07/15/2018	1,975,000	2,207,062
Michael Foods Holding, Inc. (Food Products)	(b)(c)	8.500%	07/15/2018	1,175,000	1,216,125
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		9.250%	04/01/2015	662,000	665,310
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		8.250%	09/01/2017	575,000	620,641
Shearer's Foods LLC / Chip Finance Corp. (Food Products)	(b)	9.000%	11/01/2019	550,000	605,000
Smithfield Foods, Inc. (Food Products)		6.625%	08/15/2022	1,325,000	1,447,562
Spectrum Brands, Inc. (Household Products)		9.500%	06/15/2018	150,000	170,625
Spectrum Brands, Inc. (Household Products)		6.750%	03/15/2020	1,150,000	1,246,312
Prestige Brands, Inc. (Personal Products)		8.250%	04/01/2018	750,000	821,250
Prestige Brands, Inc. (Personal Products)		8.125%	02/01/2020	175,000	198,406
					17,986,917
ENERGY - 11.1%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	02/15/2019	425,000	436,687
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	10/15/2022	300,000	310,500
Chaparral Energy, Inc. (Energy Equip. & Svs.)		9.875%	10/01/2020	1,075,000	1,247,000
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	125,000	137,187
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,138,500
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		9.500%	05/15/2016	400,000	422,000
Drill Rigs Holdings, Inc. (Energy Equip. & Svs.)	(b)	6.500%	10/01/2017	350,000	355,250
Forbes Energy Services Ltd. (Energy Equip. & Svs.)		9.000%	06/15/2019	750,000	731,250
PHI, Inc. (Energy Equip. & Svs.)		8.625%	10/15/2018	850,000	928,625
SESI LLC (Energy Equip. & Svs.)		6.375%	05/01/2019	275,000	297,000
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	250,000	280,937
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	525,000	565,687
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2023	900,000	889,875
Antero Resources Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	12/01/2020	1,200,000	1,260,000
ATP Oil & Gas Corp. (Acquired 04/19/2010 through 02/11/2011, Cost $727,229)(Oil, Gas & Consumable Fuels)	(e)	11.875%	05/01/2015	775,000	58,125
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.750%	11/01/2020	150,000	162,750
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	09/15/2022	275,000	293,562
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	675,000	739,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.775%	03/15/2019	575,000	600,875
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	450,000	457,312
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	375,000	377,344
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.625%	11/15/2019	800,000	828,000
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		7.750%	04/01/2019	300,000	318,000
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		9.500%	06/15/2020	375,000	412,500
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	01/15/2021	525,000	580,125
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		5.500%	04/01/2023	300,000	312,750
Copano Energy LLC / Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	04/01/2021	725,000	841,000
El Paso LLC (Oil, Gas & Consumable Fuels)		7.250%	06/01/2018	225,000	259,395
El Paso LLC (Oil, Gas & Consumable Fuels)		6.500%	09/15/2020	900,000	999,356
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	1,750,000	2,025,625
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2019	200,000	215,500
EP Energy LLC / EP Energy Finance, Inc. (Oil, Gas & Consumable Fuels)		9.375%	05/01/2020	1,150,000	1,334,000
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.875%	05/01/2019	250,000	275,000
EPE Holdings LLC / EP Energy Bond Co., Inc. (Oil, Gas & Consumable Fuels)	(b)(c)	8.125%	12/15/2017	400,000	421,000
Forest Oil Corp. (Oil, Gas & Consumable Fuels)		7.250%	06/15/2019	975,000	979,875
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	09/15/2020	400,000	424,000
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	9.750%	07/15/2020	900,000	999,000
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.500%	03/01/2020	475,000	507,063
Inergy Midstream LP / NRGM Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	12/15/2020	400,000	418,000
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	01/15/2021	200,000	209,750
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	750,000	830,625
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	650,000	700,375
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	05/15/2019	50,000	52,563
Lone Pine Resources Canada Ltd. (Oil, Gas & Consumable Fuels)		10.375%	02/15/2017	425,000	384,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	631,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	400,000	392,000
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)		5.625%	07/01/2024	725,000	750,375
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2021	750,000	821,250
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	01/15/2023	300,000	331,500
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.750%	02/01/2022	275,000	307,656
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.125%	06/15/2019	300,000	330,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.000%	03/15/2023	275,000	281,875
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	301,125
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		9.375%	06/01/2016	389,000	414,285
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	188,125
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(b)	5.625%	02/01/2021	250,000	259,688
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	325,000	339,625
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	775,000	831,188
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	200,000	208,500
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	225,000	228,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	02/01/2021	200,000	220,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	10/01/2020	225,000	238,500
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	1,375,000	1,502,188
					34,595,473
FINANCIALS - 4.6%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	650,000	690,625
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	250,000	263,125
Nuveen Investments, Inc. (Capital Markets)	(b)	9.500%	10/15/2020	1,375,000	1,443,750
CIT Group, Inc. (Commercial Banks)	(b)	6.625%	04/01/2018	700,000	801,500
CIT Group, Inc. (Commercial Banks)		5.250%	03/15/2018	675,000	732,375
CIT Group, Inc. (Commercial Banks)		5.375%	05/15/2020	225,000	248,063
CIT Group, Inc. (Commercial Banks)		5.000%	05/15/2017	575,000	619,563
CIT Group, Inc. (Commercial Banks)		4.250%	08/15/2017	600,000	630,000
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	285,750
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	2,425,000	2,697,813
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	375,000	467,813
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	775,000	948,406
Ally Financial, Inc. (Consumer Finance)		6.250%	12/01/2017	300,000	336,753
Ally Financial, Inc. (Consumer Finance)		5.500%	02/15/2017	250,000	271,713
Express LLC / Express Finance Corp. (Diversified Financial Svs.)		8.750%	03/01/2018	250,000	273,750
Interactive Data Corp. (Diversified Financial Svs.)		10.250%	08/01/2018	1,150,000	1,313,875
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		9.625%	06/15/2018	1,125,000	1,229,063
TransUnion Holding Co., Inc. (Diversified Financial Svs.)	(b)(c)	8.125%	06/15/2018	525,000	563,063
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	616,000
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	69,000	70,639
					14,503,639
HEALTH CARE - 10.4%
Grifols, Inc. (Biotechnology)		8.250%	02/01/2018	1,050,000	1,160,250
Biomet, Inc. (Health Care Equip. & Supplies)	(b)	6.500%	08/01/2020	1,175,000	1,251,375
Biomet, Inc. (Health Care Equip. & Supplies)	(b)	6.500%	10/01/2020	1,075,000	1,110,609
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		9.750%	10/15/2017	250,000	261,875
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	1,425,000	1,460,625
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		9.875%	04/15/2018	625,000	689,063
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		8.750%	03/15/2018	75,000	84,000
Hologic, Inc. (Health Care Equip. & Supplies)		6.250%	08/01/2020	525,000	561,094
VWR Funding, Inc. (Health Care Equip. & Supplies)	(b)	7.250%	09/15/2017	1,600,000	1,702,000
CDRT Holding Corp. (Health Care Providers & Svs.)	(b)(c)	9.250%	10/01/2017	1,050,000	1,094,625
CRC Health Corp. (Acquired 01/25/2006 through 04/30/2012, Cost $451,052)(Health Care Providers & Svs.)	(f)	10.750%	02/01/2016	500,000	507,500
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	450,000	469,688
Emergency Medical Services Corp. (Health Care Providers & Svs.)		8.125%	06/01/2019	1,600,000	1,764,000
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,725,000	1,925,531
HCA Holdings, Inc. (Health Care Providers & Svs.)		6.250%	02/15/2021	225,000	240,469
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	230,625
HCA, Inc. (Health Care Providers & Svs.)		7.500%	02/15/2022	2,725,000	3,140,563
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	550,000	621,844
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	950,000	990,375
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	1,450,000	1,533,665
Jaguar Holding Co. I (Health Care Providers & Svs.)	(b)(c)	9.375%	10/15/2017	575,000	620,281
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Health Care Providers & Svs.)	(b)	9.500%	12/01/2019	1,050,000	1,210,125
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,700,000	1,897,625
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	850,000	945,625
Physiotherapy Associates Holdings, Inc. (Health Care Providers & Svs.)	(b)	11.875%	05/01/2019	175,000	169,313
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	4.500%	04/01/2021	475,000	466,688
Truven Health Analytics, Inc. (Health Care Providers & Svs.)	(b)	10.625%	06/01/2020	700,000	801,500
United Surgical Partners International, Inc. (Health Care Providers & Svs.)		9.000%	04/01/2020	850,000	966,875
Universal Hospital Services, Inc. (Health Care Providers & Svs.)		7.625%	08/15/2020	750,000	810,938
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(b)	7.625%	08/15/2020	275,000	297,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	1,500,000	1,605,000
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	1,100,000	1,273,250
Legend Acquisition Sub, Inc. (Health Care Technology)	(b)	10.750%	08/15/2020	725,000	634,375
					32,498,371
INDUSTRIALS - 11.8%
B/E Aerospace, Inc. (Aerospace & Defense)		5.250%	04/01/2022	750,000	777,188
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	450,000	481,500
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	1,200,000	1,323,000
TransDigm, Inc. (Aerospace & Defense)	(b)	5.500%	10/15/2020	275,000	288,063
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	246,938
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	410,625
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	1,000,000	1,115,000
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	675,000
Nortek, Inc. (Building Products)		8.500%	04/15/2021	1,025,000	1,142,875
Nortek, Inc. (Building Products)	(b)	8.500%	04/15/2021	225,000	250,313
Ply Gem Industries, Inc. (Building Products)		8.250%	02/15/2018	1,050,000	1,148,438
Ply Gem Industries, Inc. (Building Products)		9.375%	04/15/2017	300,000	331,500
RBS Global, Inc. / Rexnord LLC (Building Products)		8.500%	05/01/2018	875,000	963,594
Roofing Supply Group LLC / Roofing Supply Finance, Inc. (Building Products)	(b)	10.000%	06/01/2020	700,000	794,500
Thermon Industries, Inc. (Building Products)		9.500%	05/01/2017	334,000	372,410
Unifrax I LLC / Unifrax Holding Co. (Paper & Forest Products)	(b)	7.500%	02/15/2019	300,000	310,500
ADS Waste Holdings, Inc. (Commercial Svs. & Supplies)	(b)	8.250%	10/01/2020	700,000	757,750
Altegrity, Inc. (Acquired 06/10/2009 through 02/08/2011, Cost $438,216)(Commercial Svs. & Supplies)	(b)(f)	11.750%	05/01/2016	450,000	319,500
ARAMARK Corp. (Commercial Svs. & Supplies)	(b)	5.750%	03/15/2020	775,000	796,313
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.750%	03/15/2017	1,200,000	1,299,000
Iron Mountain, Inc. (Commercial Svs. & Supplies)		7.750%	10/01/2019	525,000	586,031
Iron Mountain, Inc. (Commercial Svs. & Supplies)		5.750%	08/15/2024	200,000	200,750
Maxim Crane Works LP / Maxim Finance Corp. (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	625,000	657,813
Logo Merger Sub Corp. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,125,000	1,170,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		8.375%	09/15/2020	1,325,000	1,484,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	05/15/2020	100,000	111,500
MasTec, Inc. (Construction & Engineering)		4.875%	03/15/2023	275,000	272,938
Belden, Inc. (Electrical Equip.)	(b)	5.500%	09/01/2022	925,000	952,750
CommScope, Inc. (Electrical Equip.)	(b)	8.250%	01/15/2019	1,425,000	1,553,250
General Cable Corp. (Electrical Equip.)	(b)	5.750%	10/01/2022	750,000	768,750
Viasystems, Inc. (Electrical Equip.)	(b)	7.875%	05/01/2019	800,000	840,000
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	175,000	189,000
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	475,000	496,375
Dynacast International LLC / Dynacast Finance, Inc. (Machinery)		9.250%	07/15/2019	825,000	907,500
Mcron Finance Sub. LLC / Mcron Finance Corp. (Machinery)	(b)	8.375%	05/15/2019	425,000	471,750
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	200,000	207,750
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	675,000	697,781
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	480,000	548,400
Schaeffler Finance BV (Machinery)	(b)	8.500%	02/15/2019	875,000	999,688
Schaeffler Finance BV (Machinery)	(b)	7.750%	02/15/2017	475,000	537,344
Stena AB (Marine)		7.000%	12/01/2016	175,000	175,109
Hertz Corp. / The (Road & Rail)		7.500%	10/15/2018	100,000	110,875
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,123,656
HD Supply, Inc. (Trading Companies & Distributors)		10.500%	01/15/2021	75,000	78,281
Interline Brands, Inc. (Trading Companies & Distributors)		7.500%	11/15/2018	700,000	763,000
Isabelle Acquisition Sub, Inc. (Trading Companies & Distributors)	(b)(c)	10.000%	11/15/2018	1,025,000	1,140,313
International Lease Finance Corp. (Trading Companies & Distributors)		8.250%	12/15/2020	275,000	337,563
International Lease Finance Corp. (Trading Companies & Distributors)		8.750%	03/15/2017	1,900,000	2,244,375
International Lease Finance Corp. (Trading Companies & Distributors)		5.750%	05/15/2016	250,000	271,273
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	08/15/2022	700,000	756,330
International Lease Finance Corp. (Trading Companies & Distributors)		4.625%	04/15/2021	350,000	349,781
Rexel SA (Trading Companies & Distributors)	(b)	6.125%	12/15/2019	1,000,000	1,057,500
Rexel SA (Trading Companies & Distributors)	(b)	5.250%	06/15/2020	750,000	763,125
					36,628,558
INFORMATION TECHNOLOGY - 10.0%
MMI International Ltd. (Computers & Peripherals)	(b)	8.000%	03/01/2017	125,000	128,750
NCR Corp. (Computers & Peripherals)	(b)	5.000%	07/15/2022	450,000	453,375
NCR Corp. (Computers & Peripherals)	(b)	4.625%	02/15/2021	475,000	475,000
Seagate HDD Cayman (Computers & Peripherals)		6.875%	05/01/2020	375,000	405,000
Seagate HDD Cayman (Computers & Peripherals)		7.000%	11/01/2021	300,000	327,000
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	300,000	320,250
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	525,000	567,656
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(b)	4.625%	02/15/2020	300,000	304,500
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	02/15/2023	325,000	325,813
Kemet Corp. (Electronic Equip., Instr. & Comp.)		10.500%	05/01/2018	1,250,000	1,309,375
IAC/InterActiveCorp (Internet Software & Svs.)	(b)	4.750%	12/15/2022	700,000	687,750
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	1,125,000	1,248,750
First Data Corp. (IT Svs.)	(b)(c)	8.750%	01/15/2022	2,825,000	3,001,563
First Data Corp. (IT Svs.)	(b)	8.250%	01/15/2021	475,000	496,375
First Data Corp. (IT Svs.)	(b)	11.250%	01/15/2021	400,000	418,000
iGATE Corp. (IT Svs.)		9.000%	05/01/2016	1,000,000	1,093,750
Lender Processing Services, Inc. (IT Svs.)		5.750%	04/15/2023	1,325,000	1,387,938
Stream Global Services, Inc. (IT Svs.)		11.250%	10/01/2014	250,000	260,000
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	217,750
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	175,000	188,125
SunGard Data Systems, Inc. (IT Svs.)	(b)	6.625%	11/01/2019	625,000	648,438
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.750%	08/01/2020	650,000	601,250
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(b)	7.500%	08/15/2022	300,000	273,750
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	799,313
Freescale Semiconductor, Inc. (Semiconductors & Equip.)		10.750%	08/01/2020	575,000	655,500
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. (Semiconductors & Equip.)		10.500%	04/15/2018	925,000	1,036,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	02/15/2021	200,000	208,500
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	03/15/2023	200,000	204,500
Spansion LLC (Semiconductors & Equip.)		7.875%	11/15/2017	1,200,000	1,272,000
Allen Systems Group, Inc. (Acquired 02/01/2011 through 02/28/2012, Cost $465,094)(Software)	(b)(f)	10.500%	11/15/2016	475,000	306,375
Aspect Software, Inc. (Software)		10.625%	05/15/2017	600,000	606,000
Audatex North America, Inc. (Software)	(b)	6.750%	06/15/2018	1,275,000	1,373,813
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,625,000	1,767,188
Infor U.S., Inc. (Software)		9.375%	04/01/2019	1,050,000	1,195,688
Infor U.S., Inc. (Software)		11.500%	07/15/2018	1,575,000	1,858,500
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	1,050,000	1,068,375
Serena Software, Inc. (Software)		10.375%	03/15/2016	450,000	459,000
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,650,000	1,848,000
SSI Investments II Ltd. / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,250,000	1,393,750
					31,192,660
MATERIALS - 8.0%
Ashland, Inc. (Chemicals)	(b)	3.875%	04/15/2018	175,000	177,844
Ashland, Inc. (Chemicals)	(b)	4.750%	08/15/2022	125,000	127,500
Axiall Corp. (Chemicals)	(b)	4.875%	05/15/2023	100,000	102,125
Eagle Spinco, Inc. (Chemicals)	(b)	4.625%	02/15/2021	200,000	204,250
Ferro Corp. (Chemicals)		7.875%	08/15/2018	300,000	314,250
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	900,000	936,000
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		9.000%	11/15/2020	650,000	620,750
Hexion U.S. Finance Corp. (Chemicals)	(b)	6.625%	04/15/2020	425,000	428,188
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	325,000	364,813
Huntsman International LLC (Chemicals)	(b)	4.875%	11/15/2020	250,000	252,813
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	575,000	635,375
Momentive Performance Materials, Inc. (Chemicals)		9.000%	01/15/2021	250,000	188,750
Momentive Performance Materials, Inc. (Chemicals)		10.000%	10/15/2020	600,000	603,000
OMNOVA Solutions, Inc. (Chemicals)		7.875%	11/01/2018	1,050,000	1,123,500
OXEA Finance & Cy SCA (Chemicals)	(b)	9.500%	07/15/2017	727,000	794,248
Rockwood Specialties Group, Inc. (Chemicals)		4.625%	10/15/2020	400,000	411,500
Scotts Miracle-Gro Co. / The (Chemicals)		6.625%	12/15/2020	550,000	602,250
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	05/01/2021	1,125,000	1,188,281
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	125,775
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,325,000	1,474,063
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	470,688
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	275,000	283,250
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	616,688
BOE Merger Corp. (Containers & Packaging)	(b)(c)	9.500%	11/01/2017	775,000	837,969
BWAY Holding Co. (Containers & Packaging)		10.000%	06/15/2018	900,000	1,012,500
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)	(b)	4.500%	01/15/2023	175,000	170,625
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	555,750
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	875,000	917,656
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	214,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.500%	05/15/2018	775,000	818,594
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.000%	04/15/2019	675,000	717,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	1,750,000	1,809,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.875%	08/15/2019	1,275,000	1,400,906
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		7.125%	04/15/2019	175,000	188,781
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,000,000	1,021,250
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	1,350,000	1,552,500
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	12/01/2020	125,000	137,500
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	299,750
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.250%	04/15/2023	125,000	127,031
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.500%	02/01/2023	275,000	270,875
Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products)	(b)	8.000%	06/01/2016	650,000	682,500
					24,781,214
TELECOMMUNICATION SERVICES - 5.0%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(b)	8.875%	06/01/2019	350,000	383,688
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.125%	07/01/2019	925,000	1,022,125
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.625%	07/15/2020	275,000	307,656
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	7.000%	06/01/2020	475,000	499,344
tw telecom holdings, Inc. (Diversified Telecom. Svs.)		5.375%	10/01/2022	175,000	183,313
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,575,000	1,677,375
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	675,000	720,563
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	6.000%	04/15/2021	700,000	698,250
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	725,000	795,688
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	917,656
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)	(b)	6.625%	04/01/2023	450,000	460,688
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	1,100,000	1,130,250
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	2,500,000	2,756,250
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	9.000%	11/15/2018	1,025,000	1,269,719
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	408,625
Sprint Nextel Corp. (Wireless Telecom. Svs.)		6.000%	11/15/2022	475,000	490,438
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	1,600,000	1,764,000
					15,485,628
UTILITIES - 1.8%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)		10.000%	12/01/2020	500,000	569,375
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	11.750%	03/01/2022	625,000	721,875
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	6.875%	08/15/2017	375,000	396,563
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.500%	10/01/2018	211,000	229,990
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	506,000	560,395
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	7.500%	02/15/2021	833,000	918,383
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		8.250%	09/01/2020	750,000	850,313
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.875%	05/15/2021	475,000	530,813
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.625%	05/15/2019	700,000	759,500
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $110,055)(Multi-Utilities)	(b)(f)	6.125%	03/25/2019	126,075	111,196
					5,648,403
Total Corporate Bonds (Cost $285,616,702)					$304,482,536

Common Stocks - 0.1%		Shares	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles)	(a)	4,443	$123,604
Total Common Stocks (Cost $415,829)			$123,604

Preferred Stocks - 0.1%		Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)	346	$342,194
Total Preferred Stocks (Cost $0)			$342,194

Warrants - 0.0%		Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)	4,039	$74,762
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)	4,039	47,620
Total Warrants (Cost $476,540)			$122,382

Other - 0.0%		Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Motors Liquidation Co. GUC Trust (Automobiles)	(a)	1,116	$30,132
Total Other (Cost $0)			$30,132

Money Market Funds - 1.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,363,000	$4,363,000
Total Money Market Funds (Cost $4,363,000)			$4,363,000

Total Investments - 99.4% (Cost $290,872,071)	(g)		$309,463,848
Other Assets in Excess of Liabilities - 0.6%			1,799,584
Net Assets - 100.0%			$311,263,432

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2013, the value of these securities totaled $116,813,475, or 37.5% of the Portfolio's net assets. Unless also noted with (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.

(d) Security is a variable rate instrument in which the coupon rate is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2013.

(e) Represents a security that is in default. Unless noted by (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(f) Represents a security deemed to be illiquid. At March 31, 2013, the value of illiquid securities in the Portfolio totaled $1,244,571, or 0.4% of the Portfolio's net assets.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 99.8%		Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Sotheby's (Diversified Consumer Svs.)		10,855	$406,086
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	20,696	1,075,571
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	11,230	373,734
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	7,880	256,730
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	42,035	414,465
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	27,142	396,816
SHFL Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	59,384	983,993
Meritage Homes Corp. (Household Durables)	(a)	20,225	947,743
Universal Electronics, Inc. (Household Durables)	(a)	21,647	503,293
Chico's FAS, Inc. (Specialty Retail)		28,704	482,227
Francesca's Holdings Corp. (Specialty Retail)	(a)	25,070	718,506
Genesco, Inc. (Specialty Retail)	(a)	30,010	1,803,301
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	22,421	1,095,266
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	13,204	569,621
			10,027,352
CONSUMER STAPLES - 3.2%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	16,149	690,693
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	27,494	619,990
WhiteWave Foods Co. (Food Products)	(a)	42,780	730,255
			2,040,938
ENERGY - 8.0%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	3,694	322,006
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	18,183	1,962,309
Lufkin Industries, Inc. (Energy Equip. & Svs.)		12,986	862,141
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	18,836	863,254
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	26,755	1,018,563
			5,028,273
FINANCIALS - 8.0%
UMB Financial Corp. (Commercial Banks)		10,117	496,441
Cash America International, Inc. (Consumer Finance)		11,660	611,800
KKR Financial Holdings LLC (Diversified Financial Svs.)		33,455	370,347
Validus Holdings Ltd. (Insurance)		22,370	835,967
Geo Group, Inc. / The (Real Estate Investment Trusts)		37,961	1,428,093
Redwood Trust, Inc. (Real Estate Investment Trusts)		11,071	256,626
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)		2,195	45,446
Two Harbors Investment Corp. (Real Estate Investment Trusts)		44,805	564,991
Home Loan Servicing Solutions Ltd. (Thrifts & Mortgage Finance)		18,644	434,965
			5,044,676
HEALTH CARE - 21.0%
Acorda Therapeutics, Inc. (Biotechnology)	(a)	23,766	761,225
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	27,900	504,711
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	6,829	425,174
Seattle Genetics, Inc. (Biotechnology)	(a)	14,140	502,111
Theravance, Inc. (Biotechnology)	(a)	27,368	646,432
United Therapeutics Corp. (Biotechnology)	(a)	15,955	971,181
ArthroCare Corp. (Health Care Equip. & Supplies)	(a)	25,120	873,171
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		7,660	826,361
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	7,422	656,327
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,880	1,170,832
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	17,127	642,262
Air Methods Corp. (Health Care Providers & Svs.)		16,552	798,468
Centene Corp. (Health Care Providers & Svs.)	(a)	19,181	844,731
Emeritus Corp. (Health Care Providers & Svs.)	(a)	12,549	348,737
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	11,954	434,887
MedAssets, Inc. (Health Care Technology)	(a)	42,136	811,118
Vocera Communications, Inc. (Health Care Technology)	(a)	15,236	350,428
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	22,716	897,509
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	15,249	780,444
			13,246,109
INDUSTRIALS - 15.9%
Hexcel Corp. (Aerospace & Defense)	(a)	30,039	871,431
Triumph Group, Inc. (Aerospace & Defense)		11,606	911,071
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	9,981	406,826
JetBlue Airways Corp. (Airlines)	(a)	94,010	648,669
U.S. Airways Group, Inc. (Airlines)	(a)	10,593	179,763
Apogee Enterprises, Inc. (Building Products)		3,918	113,426
Trex Co., Inc. (Building Products)	(a)	8,686	427,177
Waste Connections, Inc. (Commercial Svs. & Supplies)		21,672	779,759
Northwest Pipe Co. (Construction & Engineering)	(a)	19,014	532,012
General Cable Corp. (Electrical Equip.)	(a)	14,998	549,377
Regal-Beloit Corp. (Electrical Equip.)		8,185	667,569
Thermon Group Holdings, Inc. (Electrical Equip.)	(a)	17,660	392,229
Chart Industries, Inc. (Machinery)	(a)	4,080	326,441
Colfax Corp. (Machinery)	(a)	13,079	608,697
Terex Corp. (Machinery)	(a)	26,544	913,644
WABCO Holdings, Inc. (Machinery)	(a)	6,027	425,446
Woodward, Inc. (Machinery)		9,544	379,469
Landstar System, Inc. (Road & Rail)		10,170	580,605
Quality Distribution, Inc. (Road & Rail)	(a)	31,184	262,257
			9,975,868
INFORMATION TECHNOLOGY - 20.7%
Ixia (Communications Equip.)	(a)	14,418	312,006
Riverbed Technology, Inc. (Communications Equip.)	(a)	23,015	343,154
Fusion-io, Inc. (Computers & Peripherals)	(a)	18,310	299,735
Coherent, Inc. (Electronic Equip., Instr. & Comp.)		13,573	770,132
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	39,505	421,913
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)		10,555	700,958
Universal Display Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,939	233,327
Angie's List, Inc. (Internet Software & Svs.)	(a)	16,216	320,428
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	21,011	716,475
Demandware, Inc. (Internet Software & Svs.)	(a)	12,318	312,261
Marin Software, Inc. (Internet Software & Svs.)	(a)	16,725	274,792
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	119,471	605,718
Trulia, Inc. (Internet Software & Svs.)	(a)	25,394	796,864
Cavium, Inc. (Semiconductors & Equip.)	(a)	22,790	884,480
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	13,353	322,208
Teradyne, Inc. (Semiconductors & Equip.)	(a)	42,255	685,376
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	15,740	603,314
Compuware Corp. (Software)	(a)	28,941	361,763
Concur Technologies, Inc. (Software)	(a)	5,930	407,154
Fortinet, Inc. (Software)	(a)	38,102	902,255
Guidewire Software, Inc. (Software)	(a)	9,198	353,571
NICE Systems Ltd. - ADR (Software)	(a)	19,587	721,389
QLIK Technologies, Inc. (Software)	(a)	30,310	782,907
Sourcefire, Inc. (Software)	(a)	5,445	322,507
TIBCO Software, Inc. (Software)	(a)	13,541	273,799
Ultimate Software Group, Inc. (Software)	(a)	2,982	310,605
			13,039,091
MATERIALS - 7.1%
Axiall Corp. (Chemicals)		17,351	1,078,538
Huntsman Corp. (Chemicals)		37,731	701,419
Quaker Chemical Corp. (Chemicals)		13,705	808,869
Texas Industries, Inc. (Construction Materials)	(a)	15,446	974,797
RTI International Metals, Inc. (Metals & Mining)	(a)	27,619	875,246
			4,438,869
Total Common Stocks (Cost $47,887,597)			$62,841,176

Money Market Funds - 0.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		166,000	$166,000
Total Money Market Funds (Cost $166,000)			$166,000

Total Investments - 100.1% (Cost $48,053,597)	(b)		$63,007,176
Liabilities in Excess of Other Assets - (0.1)%			(42,478)
Net Assets - 100.0%			$62,964,698

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 100.2%		Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,475	$938,416
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,225	278,481
Garmin Ltd. (Household Durables)		4,300	142,072
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	10,000	2,664,900
Expedia, Inc. (Internet & Catalog Retail)		2,700	162,027
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	11,275	241,060
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,100	756,723
Mattel, Inc. (Leisure Equip. & Products)		7,575	331,709
Comcast Corp. Class A (Media)		46,647	1,959,640
DIRECTV (Media)	(a)	12,600	713,286
Discovery Communications, Inc. Class A (Media)	(a)	3,200	251,968
Liberty Global, Inc. Class A (Media)	(a)	3,100	227,539
News Corp. Class A (Media)		33,550	1,023,946
Sirius XM Radio, Inc. (Media)		144,175	444,059
Viacom, Inc. Class B (Media)		9,750	600,307
Virgin Media, Inc. (Media)		5,925	290,147
Dollar Tree, Inc. (Multiline Retail)	(a)	5,000	242,150
Sears Holdings Corp. (Multiline Retail)	(a)	2,350	117,429
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,975	320,489
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,450	251,248
Ross Stores, Inc. (Specialty Retail)		4,900	297,038
Staples, Inc. (Specialty Retail)		14,800	198,764
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,300	125,580
			12,578,978
CONSUMER STAPLES - 4.8%
Monster Beverage Corp. (Beverages)	(a)	3,650	174,251
Costco Wholesale Corp. (Food & Staples Retailing)		9,585	1,017,064
Whole Foods Market, Inc. (Food & Staples Retailing)		4,075	353,506
Kraft Foods Group, Inc. (Food Products)		13,025	671,178
Mondelez International, Inc. Class A (Food Products)		39,100	1,196,851
			3,412,850
HEALTH CARE - 13.2%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,300	396,202
Amgen, Inc. (Biotechnology)		16,447	1,685,982
Biogen Idec, Inc. (Biotechnology)	(a)	5,200	1,003,132
Celgene Corp. (Biotechnology)	(a)	9,200	1,066,372
Gilead Sciences, Inc. (Biotechnology)	(a)	33,475	1,637,932
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,100	370,440
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,775	262,530
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,150	133,623
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	875	429,791
Catamaran Corp. (Health Care Providers & Svs.)	(a)	4,525	239,961
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	18,000	1,037,700
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,925	178,159
Cerner Corp. (Health Care Technology)	(a)	3,775	357,681
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	3,750	242,363
Mylan, Inc. (Pharmaceuticals)	(a)	8,700	251,778
Perrigo Co. (Pharmaceuticals)		2,075	246,365
			9,540,011
INDUSTRIALS - 2.1%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,550	211,083
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,550	162,481
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,900	201,742
PACCAR, Inc. (Machinery)		7,764	392,548
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	3,700	228,031
Fastenal Co. (Trading Companies & Distributors)		6,525	335,059
			1,530,944
INFORMATION TECHNOLOGY - 61.1%
Cisco Systems, Inc. (Communications Equip.)		117,200	2,450,652
F5 Networks, Inc. (Communications Equip.)	(a)	1,725	153,663
QUALCOMM, Inc. (Communications Equip.)		37,770	2,528,702
Apple, Inc. (Computers & Peripherals)		20,645	9,138,096
Dell, Inc. (Computers & Peripherals)		38,225	547,764
NetApp, Inc. (Computers & Peripherals)	(a)	7,910	270,206
SanDisk Corp. (Computers & Peripherals)	(a)	5,325	292,875
Seagate Technology PLC (Computers & Peripherals)		7,900	288,824
Western Digital Corp. (Computers & Peripherals)		5,300	266,484
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,900	137,631
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,025	528,393
eBay, Inc. (Internet Software & Svs.)	(a)	28,510	1,545,812
Equinix, Inc. (Internet Software & Svs.)	(a)	1,075	232,533
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	37,025	947,100
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,875	4,664,926
Yahoo!, Inc. (Internet Software & Svs.)	(a)	25,985	611,427
Automatic Data Processing, Inc. (IT Svs.)		10,650	692,463
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	6,625	507,541
Fiserv, Inc. (IT Svs.)	(a)	2,937	257,957
Paychex, Inc. (IT Svs.)		7,995	280,385
Altera Corp. (Semiconductors & Equip.)		7,025	249,177
Analog Devices, Inc. (Semiconductors & Equip.)		6,725	312,645
Applied Materials, Inc. (Semiconductors & Equip.)		26,375	355,535
Avago Technologies Ltd. (Semiconductors & Equip.)		5,425	194,866
Broadcom Corp. Class A (Semiconductors & Equip.)		11,375	394,371
Intel Corp. (Semiconductors & Equip.)		108,720	2,375,532
KLA-Tencor Corp. (Semiconductors & Equip.)		3,650	192,501
Linear Technology Corp. (Semiconductors & Equip.)		5,105	195,879
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,425	209,776
Microchip Technology, Inc. (Semiconductors & Equip.)		4,300	158,068
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	22,450	224,051
NVIDIA Corp. (Semiconductors & Equip.)		13,737	176,108
Texas Instruments, Inc. (Semiconductors & Equip.)		24,275	861,277
Xilinx, Inc. (Semiconductors & Equip.)		5,755	219,668
Activision Blizzard, Inc. (Software)		24,475	356,601
Adobe Systems, Inc. (Software)	(a)	10,955	476,652
Autodesk, Inc. (Software)	(a)	4,925	203,107
BMC Software, Inc. (Software)	(a)	3,150	145,940
CA, Inc. (Software)		10,025	252,329
Check Point Software Technologies Ltd. (Software)	(a)	4,495	211,220
Citrix Systems, Inc. (Software)	(a)	4,100	295,856
Intuit, Inc. (Software)		6,505	427,053
Microsoft Corp. (Software)		184,125	5,267,816
Nuance Communications, Inc. (Software)	(a)	6,950	140,251
Oracle Corp. (Software)		104,060	3,365,300
Symantec Corp. (Software)	(a)	15,148	373,853
			43,978,866
MATERIALS - 0.4%
Sigma-Aldrich Corp. (Chemicals)		2,650	205,852
Randgold Resources Ltd. - ADR (Metals & Mining)		1,100	94,578
			300,430
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	2,800	201,656
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		21,650	615,077
			816,733
Total Common Stocks (Cost $51,177,667)			$72,158,812

Exchange Traded Funds - 0.4%		Shares	Value
PowerShares QQQ Trust Series 1		4,215	$290,709
Total Exchange Traded Funds (Cost $283,807)			$290,709

Total Investments - 100.6% (Cost $51,461,474)	(b)		$72,449,521
Liabilities in Excess of Other Assets - (0.6)%			(416,890)
Net Assets - 100.0%			$72,032,631

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		85,800	$4,834,830
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		62,400	4,489,056
CBS Corp. Class B (Media)		95,700	4,468,233
Time Warner, Inc. (Media)		82,700	4,765,174
Walt Disney Co. / The (Media)		78,800	4,475,840
Macy's, Inc. (Multiline Retail)		70,000	2,928,800
AutoZone, Inc. (Specialty Retail)	(a)	11,200	4,443,824
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	89,800	5,000,962
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	71,400	3,252,984
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		24,800	4,198,888
V.F. Corp. (Textiles, Apparel & Luxury Goods)		26,800	4,495,700
			47,354,291
CONSUMER STAPLES - 3.5%
ConAgra Foods, Inc. (Food Products)		129,400	4,633,814
Procter & Gamble Co. / The (Household Products)		42,800	3,298,168
			7,931,982
ENERGY - 5.2%
Schlumberger Ltd. (Energy Equip. & Svs.)		55,500	4,156,395
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		53,600	4,687,320
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	57,500	2,923,300
			11,767,015
FINANCIALS - 15.0%
Goldman Sachs Group, Inc. / The (Capital Markets)		22,700	3,340,305
PNC Financial Services Group, Inc. (Commercial Banks)		68,500	4,555,250
Capital One Financial Corp. (Consumer Finance)		77,100	4,236,645
Bank of America Corp. (Diversified Financial Svs.)		343,300	4,181,394
Hartford Financial Services Group, Inc. (Insurance)		172,200	4,442,760
Lincoln National Corp. (Insurance)		134,400	4,382,784
MetLife, Inc. (Insurance)		112,200	4,265,844
Prudential Financial, Inc. (Insurance)		75,700	4,465,543
			33,870,525
HEALTH CARE - 14.1%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	195,900	1,451,619
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	108,600	1,964,574
Celgene Corp. (Biotechnology)	(a)	42,100	4,879,811
Infinity Pharmaceuticals, Inc. (Biotechnology)	(a)	11,900	576,793
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	105,500	5,800,390
Baxter International, Inc. (Health Care Equip. & Supplies)		62,000	4,503,680
Perrigo Co. (Pharmaceuticals)		37,700	4,476,121
Roche Holding AG - ADR (Pharmaceuticals)		78,900	4,623,540
Sanofi - ADR (Pharmaceuticals)		67,400	3,442,792
			31,719,320
INDUSTRIALS - 18.7%
FedEx Corp. (Air Freight & Logistics)		49,700	4,880,540
Delta Air Lines, Inc. (Airlines)	(a)	273,500	4,515,485
Tyco International Ltd. (Commercial Svs. & Supplies)		137,300	4,393,600
Quanta Services, Inc. (Construction & Engineering)	(a)	55,600	1,589,048
Eaton Corp. PLC (Electrical Equip.)		79,500	4,869,375
Pentair Ltd. (Machinery)		84,400	4,452,100
Snap-On, Inc. (Machinery)		50,300	4,159,810
Stanley Black & Decker, Inc. (Machinery)		54,500	4,412,865
Xylem, Inc. (Machinery)		147,100	4,054,076
Hertz Global Holdings, Inc. (Road & Rail)	(a)	213,400	4,750,284
			42,077,183
INFORMATION TECHNOLOGY - 19.2%
QUALCOMM, Inc. (Communications Equip.)		66,100	4,425,395
Apple, Inc. (Computers & Peripherals)		15,100	6,683,713
EMC Corp. (Computers & Peripherals)	(a)	169,400	4,046,966
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	172,500	4,412,550
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,400	4,287,762
Yahoo!, Inc. (Internet Software & Svs.)	(a)	65,900	1,550,627
International Business Machines Corp. (IT Svs.)		21,900	4,671,270
Altera Corp. (Semiconductors & Equip.)		116,600	4,135,802
Avago Technologies Ltd. (Semiconductors & Equip.)		127,600	4,583,392
Xilinx, Inc. (Semiconductors & Equip.)		62,000	2,366,540
TIBCO Software, Inc. (Software)	(a)	108,400	2,191,848
			43,355,865
MATERIALS - 1.8%
Air Products & Chemicals, Inc. (Chemicals)		47,200	4,112,064
Total Common Stocks (Cost $199,578,720)			$222,188,245

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,315,000	$3,315,000
Total Money Market Funds (Cost $3,315,000)			$3,315,000

Total Investments - 100.0% (Cost $202,893,720)	(b)		$225,503,245
Liabilities in Excess of Other Assets - (0.0)%			(8,083)
Net Assets - 100.0%			$225,495,162

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 94.9%		Shares	Value
CONSUMER DISCRETIONARY - 13.0%
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	52,900	$1,760,512
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	(a)	80,800	2,794,872
iRobot Corp. (Household Durables)	(a)	103,200	2,648,112
Callaway Golf Co. (Leisure Equip. & Products)		489,800	3,242,476
Five Below, Inc. (Specialty Retail)	(a)	34,531	1,308,379
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	150,700	2,845,216
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	75,700	3,036,327
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		79,300	2,658,136
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	58,500	2,523,690
			22,817,720
CONSUMER STAPLES - 12.2%
Annie's, Inc. (Food Products)	(a)	72,400	2,770,024
Hain Celestial Group, Inc. / The (Food Products)	(a)	46,600	2,846,328
J&J Snack Foods Corp. (Food Products)		40,200	3,090,978
TreeHouse Foods, Inc. (Food Products)	(a)	57,900	3,772,185
Spectrum Brands Holdings, Inc. (Household Products)		47,991	2,715,811
Elizabeth Arden, Inc. (Personal Products)	(a)	78,200	3,147,550
Prestige Brands Holdings, Inc. (Personal Products)	(a)	125,230	3,217,159
			21,560,035
ENERGY - 6.8%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	21,300	1,856,721
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	14,264	1,539,371
Emerald Oil, Inc. (Oil, Gas & Consumable Fuels)	(a)	282,474	1,988,617
Energy XXI Bermuda Ltd. (Oil, Gas & Consumable Fuels)		105,500	2,871,710
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	58,026	2,209,050
Triangle Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	232,998	1,537,787
			12,003,256
FINANCIALS - 1.0%
FirstMerit Corp. (Commercial Banks)		105,200	1,738,956
HEALTH CARE - 12.9%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	174,000	1,289,340
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	96,100	1,738,449
Array BioPharma, Inc. (Biotechnology)	(a)	261,913	1,288,612
Celldex Therapeutics, Inc. (Biotechnology)	(a)	180,100	2,085,558
Coronado Biosciences, Inc. (Biotechnology)	(a)	179,551	1,745,236
Infinity Pharmaceuticals, Inc. (Biotechnology)	(a)	37,278	1,806,865
Oncothyreon, Inc. (Biotechnology)	(a)	235,650	490,152
Sunesis Pharmaceuticals, Inc. (Biotechnology)	(a)	398,527	2,179,943
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	391,100	1,814,704
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	212,525	3,432,279
NxStage Medical, Inc. (Health Care Equip. & Supplies)	(a)	243,640	2,748,259
Unilife Corp. (Health Care Equip. & Supplies)	(a)	922,312	2,010,640
			22,630,037
INDUSTRIALS - 19.8%
GenCorp, Inc. (Aerospace & Defense)	(a)	128,500	1,709,050
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	81,800	3,146,028
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	35,000	589,400
Alaska Air Group, Inc. (Airlines)	(a)	45,000	2,878,200
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		123,600	3,167,868
Acuity Brands, Inc. (Electrical Equip.)		25,400	1,761,490
Capstone Turbine Corp. (Electrical Equip.)	(a)	3,176,368	2,858,731
Actuant Corp. Class A (Machinery)		55,500	1,699,410
Middleby Corp. (Machinery)	(a)	16,800	2,556,120
Titan International, Inc. (Machinery)		134,200	2,828,936
Mistras Group, Inc. (Professional Svs.)	(a)	135,917	3,290,550
Avis Budget Group, Inc. (Road & Rail)	(a)	101,600	2,827,528
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	34,200	3,184,362
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	101,404	2,332,292
			34,829,965
INFORMATION TECHNOLOGY - 23.2%
Ciena Corp. (Communications Equip.)	(a)	138,600	2,218,986
Infinera Corp. (Communications Equip.)	(a)	379,100	2,653,700
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	148,588	2,170,871
Internap Network Services Corp. (Internet Software & Svs.)	(a)	361,025	3,375,584
EPAM Systems, Inc. (IT Svs.)	(a)	103,065	2,394,200
Cavium, Inc. (Semiconductors & Equip.)	(a)	66,100	2,565,341
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	515,161	2,807,627
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		102,900	2,507,673
Peregrine Semiconductor Corp. (Semiconductors & Equip.)	(a)	290,378	2,836,993
Power Integrations, Inc. (Semiconductors & Equip.)		68,400	2,969,244
Semtech Corp. (Semiconductors & Equip.)	(a)	98,200	3,475,298
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	541,700	2,735,585
Guidewire Software, Inc. (Software)	(a)	67,720	2,603,157
PTC, Inc. (Software)	(a)	110,900	2,826,841
QLIK Technologies, Inc. (Software)	(a)	106,800	2,758,644
			40,899,744
MATERIALS - 4.5%
GSE Holding, Inc. (Chemicals)	(a)	341,985	2,824,796
Kronos Worldwide, Inc. (Chemicals)		164,047	2,567,335
PolyOne Corp. (Chemicals)		103,100	2,516,671
			7,908,802
TELECOMMUNICATION SERVICES - 1.5%
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	451,600	2,718,632
Total Common Stocks (Cost $147,015,378)			$167,107,147

Money Market Funds - 2.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,546,000	$4,546,000
Total Money Market Funds (Cost $4,546,000)			$4,546,000

Total Investments - 97.5% (Cost $151,561,378)	(b)		$171,653,147
Other Assets in Excess of Liabilities - 2.5%			4,435,108
Net Assets - 100.0%			$176,088,255

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 33.9%
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	2,260	$373,442
Time Warner Cable, Inc. (Media)		7,740	743,504
Viacom, Inc. Class B (Media)		6,010	370,036
Walt Disney Co. / The (Media)		8,090	459,512
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	6,140	395,539
Hibbett Sports, Inc. (Specialty Retail)	(a)	6,940	390,514
TJX Cos., Inc. (Specialty Retail)		15,460	722,755
Tractor Supply Co. (Specialty Retail)		4,010	417,561
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,940	308,009
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,420	850,924
V.F. Corp. (Textiles, Apparel & Luxury Goods)		3,010	504,927
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		6,670	295,948
			5,832,671
ENERGY - 13.6%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	6,680	582,296
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	11,530	627,117
Oceaneering International, Inc. (Energy Equip. & Svs.)		9,010	598,354
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		11,790	536,327
			2,344,094
FINANCIALS - 7.1%
BB&T Corp. (Commercial Banks)		8,030	252,062
Wells Fargo & Co. (Commercial Banks)		11,800	436,482
Cash America International, Inc. (Consumer Finance)		2,030	106,514
JPMorgan Chase & Co. (Diversified Financial Svs.)		8,940	424,292
			1,219,350
HEALTH CARE - 7.4%
Celgene Corp. (Biotechnology)	(a)	4,890	566,800
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	15,560	404,249
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)		9,390	305,551
			1,276,600
INDUSTRIALS - 17.9%
FedEx Corp. (Air Freight & Logistics)		1,780	174,796
Eaton Corp. PLC (Electrical Equip.)		4,140	253,575
Emerson Electric Co. (Electrical Equip.)		11,680	652,562
General Electric Co. (Industrial Conglomerates)		11,200	258,944
Caterpillar, Inc. (Machinery)		5,530	480,944
Dover Corp. (Machinery)		4,730	344,722
CSX Corp. (Road & Rail)		14,840	365,509
Union Pacific Corp. (Road & Rail)		3,790	539,734
			3,070,786
INFORMATION TECHNOLOGY - 15.5%
F5 Networks, Inc. (Communications Equip.)	(a)	4,910	437,383
Apple, Inc. (Computers & Peripherals)		1,480	655,092
EMC Corp. (Computers & Peripherals)	(a)	13,610	325,143
Accenture PLC Class A (IT Svs.)		4,080	309,958
International Business Machines Corp. (IT Svs.)		2,370	505,521
Tyler Technologies, Inc. (Software)	(a)	7,200	441,072
			2,674,169
MATERIALS - 3.4%
Praxair, Inc. (Chemicals)		5,260	586,700
Total Common Stocks (Cost $13,412,409)			$17,004,370

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		213,000	$213,000
Total Money Market Funds (Cost $213,000)			$213,000

Total Investments - 100.0% (Cost $13,625,409)	(b)		$17,217,370
Liabilities in Excess of Other Assets - (0.0)%			(7,582)
Net Assets - 100.0%			$17,209,788

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 64.4%		Shares	Value
CONSUMER DISCRETIONARY - 11.4%
LKQ Corp. (Distributors)	(a)	27,680	$602,317
Jarden Corp. (Household Durables)	(a)	19,515	836,218
MDC Holdings, Inc. (Household Durables)		7,000	256,550
PulteGroup, Inc. (Household Durables)	(a)	14,500	293,480
Ryland Group, Inc. / The (Household Durables)	(e)	7,300	303,826
Toll Brothers, Inc. (Household Durables)	(a)	5,100	174,624
Walt Disney Co. / The (Media)		21,790	1,237,672
Nordstrom, Inc. (Multiline Retail)		12,230	675,463
Home Depot, Inc. / The (Specialty Retail)		8,700	607,086
Tiffany & Co. (Specialty Retail)		11,670	811,532
TJX Cos., Inc. (Specialty Retail)	(e)	34,190	1,598,382
Tractor Supply Co. (Specialty Retail)		19,490	2,029,494
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	(e)	13,680	807,257
V.F. Corp. (Textiles, Apparel & Luxury Goods)		5,610	941,077
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		13,770	610,975
			11,785,953
CONSUMER STAPLES - 6.2%
Costco Wholesale Corp. (Food & Staples Retailing)	(e)	16,030	1,700,943
Wal-Mart Stores, Inc. (Food & Staples Retailing)		4,140	309,796
Bunge Ltd. (Food Products)		9,410	694,740
Ingredion, Inc. (Food Products)		9,360	676,915
Kimberly-Clark Corp. (Household Products)		3,620	354,688
British American Tobacco PLC - ADR (Tobacco)		6,000	642,300
Lorillard, Inc. (Tobacco)		7,710	311,099
Philip Morris International, Inc. (Tobacco)		8,820	817,702
Reynolds American, Inc. (Tobacco)		21,120	939,629
			6,447,812
ENERGY - 9.7%
Atwood Oceanics, Inc. (Energy Equip. & Svs.)	(a)	11,500	604,210
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	20,000	1,743,400
National Oilwell Varco, Inc. (Energy Equip. & Svs.)	(e)	8,460	598,545
Oceaneering International, Inc. (Energy Equip. & Svs.)		26,940	1,789,085
Oil States International, Inc. (Energy Equip. & Svs.)	(a)	8,500	693,345
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		18,950	960,576
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,500	761,600
Phillips 66 (Oil, Gas & Consumable Fuels)		5,500	384,835
Tesoro Corp. (Oil, Gas & Consumable Fuels)		21,550	1,261,753
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		26,820	1,220,042
			10,017,391
FINANCIALS - 8.0%
Franklin Resources, Inc. (Capital Markets)		3,470	523,311
Northern Trust Corp. (Capital Markets)		21,880	1,193,773
Waddell & Reed Financial, Inc. Class A (Capital Markets)		13,900	608,542
U.S. Bancorp (Commercial Banks)		25,000	848,250
Wells Fargo & Co. (Commercial Banks)	(e)	38,160	1,411,538
American Express Co. (Consumer Finance)	(e)	31,900	2,151,974
DFC Global Corp. (Consumer Finance)	(a)(e)	30,000	499,200
World Acceptance Corp. (Consumer Finance)	(a)	7,540	647,460
JPMorgan Chase & Co. (Diversified Financial Svs.)		7,390	350,729
			8,234,777
HEALTH CARE - 3.3%
Amgen, Inc. (Biotechnology)	(e)	11,010	1,128,635
Abbott Laboratories (Health Care Equip. & Supplies)		5,010	176,953
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	8,790	506,744
McKesson Corp. (Health Care Providers & Svs.)		4,380	472,865
Actavis, Inc. (Pharmaceuticals)	(a)	8,900	819,779
Johnson & Johnson (Pharmaceuticals)		3,860	314,706
			3,419,682
INDUSTRIALS - 9.5%
General Dynamics Corp. (Aerospace & Defense)		12,830	904,643
United Technologies Corp. (Aerospace & Defense)		6,480	605,426
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		24,000	615,120
Fluor Corp. (Construction & Engineering)		22,000	1,459,260
URS Corp. (Construction & Engineering)		15,000	711,150
AMETEK, Inc. (Electrical Equip.)		28,340	1,228,822
Crane Co. (Machinery)		15,300	854,658
Union Pacific Corp. (Road & Rail)	(e)	4,830	687,840
Fastenal Co. (Trading Companies & Distributors)		17,400	893,490
W.W. Grainger, Inc. (Trading Companies & Distributors)		8,090	1,820,088
			9,780,497
INFORMATION TECHNOLOGY - 6.5%
Apple, Inc. (Computers & Peripherals)	(e)	2,350	1,040,181
Google, Inc. Class A (Internet Software & Svs.)	(a)	500	397,015
Accenture PLC Class A (IT Svs.)		7,760	589,527
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,870	373,091
International Business Machines Corp. (IT Svs.)		6,310	1,345,923
Mastercard, Inc. Class A (IT Svs.)	(e)	2,210	1,195,897
Visa, Inc. (IT Svs.)		6,670	1,132,833
ANSYS, Inc. (Software)	(a)	8,000	651,360
			6,725,827
MATERIALS - 4.0%
Ecolab, Inc. (Chemicals)		6,090	488,296
FMC Corp. (Chemicals)		26,300	1,499,889
LyondellBasell Industries NV Class A (Chemicals)		20,200	1,278,458
Nucor Corp. (Metals & Mining)		18,200	839,930
			4,106,573
TELECOMMUNICATION SERVICES - 0.4%
AT&T, Inc. (Diversified Telecom. Svs.)		9,720	356,627
UTILITIES - 5.4%
Hawaiian Electric Industries, Inc. (Electric Utilities)		39,600	1,097,316
Southern Co. / The (Electric Utilities)		22,770	1,068,368
Westar Energy, Inc. (Electric Utilities)		44,800	1,486,464
Xcel Energy, Inc. (Electric Utilities)		30,400	902,880
SCANA Corp. (Multi-Utilities)		20,600	1,053,896
			5,608,924
Total Common Stocks (Cost $58,342,478)			$66,484,063

Corporate Bonds - 24.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 4.0%
Jarden Corp. (Household Durables)		7.500%	01/15/2020	$200,000	$218,750
NVR, Inc. (Household Durables)		3.950%	09/15/2022	500,000	514,598
Toll Brothers Finance Corp. (Household Durables)		6.750%	11/01/2019	100,000	117,230
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (Media)		2.400%	03/15/2017	300,000	308,104
DISH DBS Corp. (Media)		7.125%	02/01/2016	300,000	334,875
NBCUniversal Media LLC (Media)		5.150%	04/30/2020	500,000	593,801
Dollar General Corp. (Multiline Retail)		4.125%	07/15/2017	500,000	539,375
AutoNation, Inc. (Specialty Retail)		5.500%	02/01/2020	200,000	218,000
Gap, Inc. / The (Specialty Retail)		5.950%	04/12/2021	500,000	572,821
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	500,000	532,500
L Brands, Inc. (Specialty Retail)		6.950%	03/01/2033	150,000	156,000
					4,106,054
CONSUMER STAPLES - 4.2%
Bottling Group LLC (Beverages)		5.500%	04/01/2016	500,000	568,981
Coca-Cola Co. / The (Beverages)		4.875%	03/15/2019	150,000	177,120
Coca-Cola Co. / The (Beverages)		3.300%	09/01/2021	500,000	543,017
Constellation Brands, Inc. (Beverages)		7.250%	09/01/2016	200,000	228,000
PepsiCo, Inc. (Beverages)		5.000%	06/01/2018	150,000	176,712
PepsiCo, Inc. (Beverages)		3.125%	11/01/2020	500,000	536,633
Wal-Mart Stores, Inc. (Food & Staples Retailing)		7.550%	02/15/2030	200,000	290,725
Wal-Mart Stores, Inc. (Food & Staples Retailing)		3.250%	10/25/2020	300,000	325,203
Wal-Mart Stores, Inc. (Food & Staples Retailing)		4.250%	04/15/2021	100,000	114,900
Wal-Mart Stores, Inc. (Food & Staples Retailing)		4.125%	02/01/2019	100,000	114,174
ConAgra Foods, Inc. (Food Products)		1.900%	01/25/2018	500,000	505,754
Kellogg Co. (Food Products)		4.000%	12/15/2020	100,000	111,595
Central Garden and Pet Co. (Household Products)		8.250%	03/01/2018	50,000	51,750
Altria Group, Inc. (Tobacco)		9.950%	11/10/2038	50,000	82,736
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	51,000	71,215
Altria Group, Inc. (Tobacco)		4.125%	09/11/2015	300,000	323,884
Lorillard Tobacco Co. (Tobacco)		6.875%	05/01/2020	100,000	121,518
					4,343,917
ENERGY - 0.5%
Petrobras International Finance Co - Pifco (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	54,563
Tesoro Corp. (Oil, Gas & Consumable Fuels)		4.250%	10/01/2017	400,000	420,000
					474,563
FINANCIALS - 6.3%
Morgan Stanley (Capital Markets)	(b)	0.784%	10/15/2015	500,000	492,013
Morgan Stanley (Capital Markets)	(c)	3.500%	10/15/2020	50,000	51,396
Morgan Stanley (Capital Markets)	(b)	0.605%	01/09/2014	400,000	399,157
CIT Group, Inc. (Commercial Banks)		5.000%	08/15/2022	200,000	214,695
Wachovia Corp. (Commercial Banks)	(b)	0.550%	06/15/2017	500,000	493,709
Wells Fargo & Co. (Commercial Banks)	(b)	0.500%	10/28/2015	300,000	299,048
Wells Fargo Bank NA (Commercial Banks)	(b)	0.500%	05/16/2016	100,000	98,441
American Express Co. (Consumer Finance)		7.250%	05/20/2014	500,000	536,922
American Express Co. (Consumer Finance)		5.500%	09/12/2016	500,000	570,708
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	06/01/2014	100,000	107,607
Bank of America NA (Diversified Financial Svs.)	(b)	0.580%	06/15/2017	50,000	48,131
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	1,000	1,046
General Electric Capital Corp. (Diversified Financial Svs.)		4.750%	09/15/2014	200,000	211,721
General Electric Capital Corp. (Diversified Financial Svs.)	(b)	0.460%	02/15/2017	300,000	295,437
JPMorgan Chase Bank NA (Diversified Financial Svs.)	(b)	0.610%	06/13/2016	250,000	246,212
American International Group, Inc. (Insurance)		4.250%	05/15/2013	100,000	100,442
Berkshire Hathaway Finance Corp. (Insurance)		5.400%	05/15/2018	300,000	359,048
Berkshire Hathaway Finance Corp. (Insurance)		3.000%	05/15/2022	300,000	306,615
Berkshire Hathaway Finance Corp. (Insurance)		4.250%	01/15/2021	150,000	169,079
Berkshire Hathaway, Inc. (Insurance)		3.400%	01/31/2022	200,000	211,326
HCP, Inc. (Real Estate Investment Trusts)		6.700%	01/30/2018	200,000	243,126
Health Care REIT, Inc. (Real Estate Investment Trusts)		4.125%	04/01/2019	150,000	162,908
Simon Property Group LP (Real Estate Investment Trusts)		5.100%	06/15/2015	500,000	547,122
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		4.000%	04/30/2019	150,000	164,000
Vornado Realty LP (Real Estate Investment Trusts)		4.250%	04/01/2015	200,000	211,493
					6,541,402
HEALTH CARE - 3.5%
Celgene Corp. (Biotechnology)		3.250%	08/15/2022	500,000	507,062
Gilead Sciences, Inc. (Biotechnology)		4.400%	12/01/2021	200,000	225,671
Baxter International, Inc. (Health Care Equip. & Supplies)		5.900%	09/01/2016	200,000	232,812
Laboratory Corp of America Holdings (Health Care Providers & Svs.)		2.200%	08/23/2017	500,000	506,283
Medco Health Solutions, Inc. (Health Care Providers & Svs.)		2.750%	09/15/2015	150,000	156,482
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.500%	03/01/2021	200,000	219,874
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.200%	03/01/2016	200,000	212,141
Endo Health Solutions, Inc. (Pharmaceuticals)		7.000%	07/15/2019	200,000	214,750
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	50,000	56,969
Johnson & Johnson (Pharmaceuticals)		2.950%	09/01/2020	300,000	322,215
Johnson & Johnson (Pharmaceuticals)		5.550%	08/15/2017	400,000	479,085
Merck & Co., Inc. (Pharmaceuticals)		6.000%	09/15/2017	200,000	242,736
Novartis Capital Corp. (Pharmaceuticals)		4.400%	04/24/2020	200,000	231,224
					3,607,304
INDUSTRIALS - 2.0%
Lockheed Martin Corp. (Aerospace & Defense)		4.250%	11/15/2019	200,000	225,508
Lockheed Martin Corp. (Aerospace & Defense)		2.125%	09/15/2016	300,000	311,873
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	200,000	220,500
United Parcel Service, Inc. (Air Freight & Logistics)		5.125%	04/01/2019	500,000	602,264
Masco Corp. (Building Products)		6.125%	10/03/2016	225,000	251,482
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		5.750%	09/15/2017	200,000	218,649
Valmont Industries, Inc. (Machinery)		6.625%	04/20/2020	150,000	177,967
					2,008,243
INFORMATION TECHNOLOGY - 0.6%
Google, Inc. (Internet Software & Svs.)		3.625%	05/19/2021	300,000	333,423
Fiserv, Inc. (IT Svs.)		3.500%	10/01/2022	300,000	299,879
					633,302
MATERIALS - 1.0%
Ecolab, Inc. (Chemicals)		4.350%	12/08/2021	200,000	221,217
LyondellBasell Industries NV (Chemicals)		5.000%	04/15/2019	200,000	227,000
Ball Corp. (Containers & Packaging)		5.000%	03/15/2022	200,000	209,000
Reliance Steel & Aluminum Co. (Metals & Mining)		6.200%	11/15/2016	200,000	223,183
Southern Copper Corp. (Metals & Mining)		5.375%	04/16/2020	150,000	171,157
					1,051,557
TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc. (Diversified Telecom. Svs.)		5.800%	02/15/2019	500,000	604,054
AT&T, Inc. (Diversified Telecom. Svs.)		1.400%	12/01/2017	500,000	497,308
CenturyLink, Inc. (Diversified Telecom. Svs.)		5.800%	03/15/2022	500,000	507,444
Telefonica Emisiones SAU (Diversified Telecom. Svs.)		6.421%	06/20/2016	200,000	222,333
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	08/01/2013	50,000	51,063
Comcast Cable Communications Holdings, Inc. (Wireless Telecom. Svs.)		9.455%	11/15/2022	150,000	227,852
					2,110,054
UTILITIES - 0.2%
Entergy Corp. (Electric Utilities)		3.625%	09/15/2015	50,000	52,274
AmeriGas Finance LLC / AmeriGas Finance Corp. (Gas Utilities)		7.000%	05/20/2022	150,000	163,875
					216,149
Total Corporate Bonds (Cost $24,894,456)					$25,092,545

U.S. Treasury Obligations - 10.3%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	0.250%	01/31/2015	$1,000,000	$1,000,391
U.S. Treasury Note	0.250%	02/28/2015	500,000	500,118
U.S. Treasury Note	0.375%	03/15/2016	1,000,000	1,000,860
U.S. Treasury Note	3.250%	03/31/2017	800,000	885,375
U.S. Treasury Note	0.625%	08/31/2017	1,000,000	999,531
U.S. Treasury Note	0.750%	02/28/2018	1,000,000	1,000,391
U.S. Treasury Note	1.250%	01/31/2019	700,000	712,141
U.S. Treasury Note	1.125%	12/31/2019	1,000,000	997,344
U.S. Treasury Note	1.250%	02/29/2020	700,000	701,805
U.S. Treasury Note	2.625%	11/15/2020	500,000	545,859
U.S. Treasury Note	2.125%	08/15/2021	300,000	313,758
U.S. Treasury Note	2.000%	02/15/2022	1,000,000	1,028,906
U.S. Treasury Bond	2.750%	11/15/2042	1,000,000	929,063
Total U.S. Treasury Obligations (Cost $10,563,159)				$10,615,542

Purchased Options - 0.1%	Contracts (d)	Value
S&P 500 Index Put Option
Expiration: April 2013, Exercise Price: $1,450.00	60	$8,100
S&P 500 Index Put Option
Expiration: April 2013, Exercise Price: $1,500.00	160	53,600
Total Purchased Options (Cost $305,741)		$61,700

Money Market Funds - 1.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,828,000	$1,828,000
Total Money Market Funds (Cost $1,828,000)			$1,828,000

Total Investments - 100.8% (Cost $95,933,834)	(f)		$104,081,850
Total Written Options Outstanding - (0.2)% (see following schedule)			(221,250)
Liabilities in Excess of Other Assets - (0.6)%			(606,390)
Net Assets - 100.0%			$103,254,210

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Securities are variable rate instruments in which the coupon rates are adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2013.

(c) Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at March 31, 2013.

(d) 100 shares per contract.

(e) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(f) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Written Options Outstanding	March 31, 2013 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: April 2013, Exercise Price: $1,570.00	150	$221,250
Total Written Options Outstanding (Premiums received $178,496)	150	$221,250

* 100 shares per contract.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 101.6%		Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Jarden Corp. (Household Durables)	(a)	4,050	$173,542
MDC Holdings, Inc. (Household Durables)		700	25,655
PulteGroup, Inc. (Household Durables)	(a)	1,300	26,312
Ryland Group, Inc. / The (Household Durables)	(b)	1,300	54,106
Toll Brothers, Inc. (Household Durables)	(a)	800	27,392
Walt Disney Co. / The (Media)	(b)	5,400	306,720
Nordstrom, Inc. (Multiline Retail)		1,200	66,276
Tiffany & Co. (Specialty Retail)		2,900	201,666
TJX Cos., Inc. (Specialty Retail)	(b)	6,300	294,525
Tractor Supply Co. (Specialty Retail)		3,300	343,629
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		2,600	153,426
V.F. Corp. (Textiles, Apparel & Luxury Goods)		900	150,975
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,500	110,925
			1,935,149
CONSUMER STAPLES - 9.3%
Costco Wholesale Corp. (Food & Staples Retailing)	(b)	2,100	222,831
Ingredion, Inc. (Food Products)		2,200	159,104
Kimberly-Clark Corp. (Household Products)		2,000	195,960
Philip Morris International, Inc. (Tobacco)		1,900	176,149
Reynolds American, Inc. (Tobacco)		3,500	155,715
			909,759
ENERGY - 16.2%
Atwood Oceanics, Inc. (Energy Equip. & Svs.)	(a)	1,500	78,810
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	2,600	226,642
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		2,900	205,175
Oceaneering International, Inc. (Energy Equip. & Svs.)		3,300	219,153
Oil States International, Inc. (Energy Equip. & Svs.)	(a)	2,050	167,219
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		2,500	126,725
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,500	134,400
Tesoro Corp. (Oil, Gas & Consumable Fuels)		4,300	251,765
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4,000	181,960
			1,591,849
FINANCIALS - 11.7%
Franklin Resources, Inc. (Capital Markets)		600	90,486
Northern Trust Corp. (Capital Markets)		3,900	212,784
Waddell & Reed Financial, Inc. Class A (Capital Markets)		2,200	96,316
U.S. Bancorp (Commercial Banks)	(b)	3,000	101,790
Wells Fargo & Co. (Commercial Banks)	(b)	5,500	203,445
American Express Co. (Consumer Finance)		1,800	121,428
DFC Global Corp. (Consumer Finance)	(a)	5,200	86,528
World Acceptance Corp. (Consumer Finance)	(a)	1,100	94,457
JPMorgan Chase & Co. (Diversified Financial Svs.)	(b)	3,100	147,126
			1,154,360
HEALTH CARE - 7.9%
Amgen, Inc. (Biotechnology)		2,400	246,024
Abbott Laboratories (Health Care Equip. & Supplies)		3,100	109,492
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)(b)	900	64,800
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)(b)	1,500	86,475
McKesson Corp. (Health Care Providers & Svs.)		1,200	129,552
Actavis, Inc. (Pharmaceuticals)	(a)	1,500	138,165
			774,508
INDUSTRIALS - 12.3%
United Technologies Corp. (Aerospace & Defense)	(b)	1,400	130,802
Fluor Corp. (Construction & Engineering)		3,000	198,990
AMETEK, Inc. (Electrical Equip.)		5,000	216,800
Dover Corp. (Machinery)	(b)	1,400	102,032
Parker Hannifin Corp. (Machinery)		1,100	100,738
Union Pacific Corp. (Road & Rail)	(b)	1,200	170,892
Fastenal Co. (Trading Companies & Distributors)		2,100	107,835
W.W. Grainger, Inc. (Trading Companies & Distributors)		800	179,984
			1,208,073
INFORMATION TECHNOLOGY - 12.3%
Apple, Inc. (Computers & Peripherals)	(b)	600	265,578
Google, Inc. Class A (Internet Software & Svs.)	(a)	200	158,806
Accenture PLC Class A (IT Svs.)		1,200	91,164
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	900	68,949
International Business Machines Corp. (IT Svs.)	(b)	900	191,970
Mastercard, Inc. Class A (IT Svs.)		400	216,452
ANSYS, Inc. (Software)	(a)	1,400	113,988
Mentor Graphics Corp. (Software)		5,900	106,495
			1,213,402
MATERIALS - 4.4%
FMC Corp. (Chemicals)		3,400	193,902
LyondellBasell Industries NV Class A (Chemicals)		2,100	132,909
Nucor Corp. (Metals & Mining)		2,200	101,530
			428,341
UTILITIES - 7.8%
Hawaiian Electric Industries, Inc. (Electric Utilities)		7,000	193,970
Southern Co. / The (Electric Utilities)	(b)	3,600	168,912
Westar Energy, Inc. (Electric Utilities)		7,000	232,260
SCANA Corp. (Multi-Utilities)		3,400	173,944
			769,086
Total Common Stocks (Cost $8,170,979)			$9,984,527

Purchased Options - 0.1%		Contracts (c)	Value
S&P 500 Index Put Option
Expiration: April 2013, Exercise Price: $1,500.00		30	$10,050
S&P 500 Index Put Option
Expiration: April 2013, Exercise Price: $1,450.00		5	675
Total Purchased Options (Cost $49,368)			$10,725

Money Market Funds - 0.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		28,000	$28,000
Total Money Market Funds (Cost $28,000)			$28,000

Total Investments - 102.0% (Cost $8,248,347)	(d)		$10,023,252
Total Written Options Outstanding - (0.5)% (see following schedule)			(44,250)
Liabilities in Excess of Other Assets - (1.5)%			(151,618)
Net Assets - 100.0%			$9,827,384

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(c) 100 shares per contract.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	March 31, 2013 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: April 2013, Exercise Price: $1,570.00	30	$44,250
Total Written Options Outstanding (Premiums received $34,299)	30	$44,250

* 100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 23.9%
Dorman Products, Inc. (Auto Components)		982	$36,540
Daimler AG (Automobiles)		3,095	168,832
Thor Industries, Inc. (Automobiles)		1,479	54,412
Winnebago Industries, Inc. (Automobiles)	(a)	2,005	41,383
Carriage Services, Inc. (Diversified Consumer Svs.)		2,877	61,136
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	4,276	108,568
H&R Block, Inc. (Diversified Consumer Svs.)		1,690	49,720
AFC Enterprises, Inc. (Hotels, Restaurants & Leisure)	(a)	1,306	47,447
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,575	81,018
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)		5,405	117,505
Krispy Kreme Doughnuts, Inc. (Hotels, Restaurants & Leisure)	(a)	6,145	88,734
Multimedia Games Holding Co., Inc. (Hotels, Restaurants & Leisure)	(a)	2,751	57,413
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	(a)	2,201	136,066
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,698	83,305
D.R. Horton, Inc. (Household Durables)		9,079	220,620
Lennar Corp. Class A (Household Durables)		4,414	183,093
Arctic Cat, Inc. (Leisure Equip. & Products)	(a)	1,269	55,455
Mattel, Inc. (Leisure Equip. & Products)		2,543	111,358
Comcast Corp. Class A (Media)		15,766	662,330
DIRECTV (Media)	(a)	3,738	211,608
Discovery Communications, Inc. Class A (Media)	(a)	1,074	84,567
Liberty Media Corp. (Media)	(a)	814	90,867
Sirius XM Radio, Inc. (Media)		38,472	118,494
Starz - Liberty Capital (Media)	(a)	814	18,030
Virgin Media, Inc. (Media)		1,987	97,303
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	2,995	109,887
Gap, Inc. / The (Specialty Retail)		13,212	467,705
Home Depot, Inc. / The (Specialty Retail)		13,811	963,732
Lithia Motors, Inc. Class A (Specialty Retail)		2,171	103,079
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	650	45,643
Stage Stores, Inc. (Specialty Retail)		4,450	115,166
TJX Cos., Inc. (Specialty Retail)		4,476	209,253
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,028	156,045
Williams-Sonoma, Inc. (Specialty Retail)		2,715	139,877
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		3,336	133,140
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		1,811	60,705
			5,490,036
CONSUMER STAPLES - 3.2%
Coca-Cola Enterprises, Inc. (Beverages)		761	28,096
Susser Holdings Corp. (Food & Staples Retailing)	(a)	1,994	101,913
Clorox Co. / The (Household Products)		345	30,543
Medifast, Inc. (Personal Products)	(a)	1,483	33,990
Prestige Brands Holdings, Inc. (Personal Products)	(a)	4,827	124,006
Philip Morris International, Inc. (Tobacco)		4,445	412,096
			730,644
ENERGY - 7.5%
BP PLC - ADR (Oil, Gas & Consumable Fuels)		4,066	172,195
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		3,458	155,230
EPL Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,800	101,878
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		11,879	1,070,417
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		296	26,522
Phillips 66 (Oil, Gas & Consumable Fuels)		549	38,414
Total SA - ADR (Oil, Gas & Consumable Fuels)		3,259	156,367
			1,721,023
FINANCIALS - 8.5%
Franklin Resources, Inc. (Capital Markets)		1,793	270,402
PrivateBancorp, Inc. (Commercial Banks)		6,998	132,332
Western Alliance Bancorp (Commercial Banks)	(a)	8,115	112,312
Discover Financial Services (Consumer Finance)		4,205	188,552
Netspend Holdings, Inc. (Consumer Finance)	(a)	6,621	105,208
Allstate Corp. / The (Insurance)		4,043	198,390
Horace Mann Educators Corp. (Insurance)		3,753	78,250
Travelers Cos., Inc. / The (Insurance)		9,410	792,228
ViewPoint Financial Group, Inc. (Thrifts & Mortgage Finance)		3,726	74,930
			1,952,604
HEALTH CARE - 19.1%
Amgen, Inc. (Biotechnology)		3,667	375,904
Gilead Sciences, Inc. (Biotechnology)	(a)	11,172	546,646
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,291	580,532
Becton Dickinson and Co. (Health Care Equip. & Supplies)		943	90,160
C.R. Bard, Inc. (Health Care Equip. & Supplies)		394	39,707
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	2,622	122,736
Neogen Corp. (Health Care Equip. & Supplies)	(a)	2,318	114,903
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,502	110,742
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,945	46,619
Gentiva Health Services, Inc. (Health Care Providers & Svs.)	(a)	2,827	30,588
Hanger, Inc. (Health Care Providers & Svs.)	(a)	3,216	101,400
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	1,209	159,902
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		12,447	712,093
Medidata Solutions, Inc. (Health Care Technology)	(a)	2,407	139,558
AstraZeneca PLC - ADR (Pharmaceuticals)		3,575	178,678
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		3,877	181,870
Mylan, Inc. (Pharmaceuticals)	(a)	3,043	88,064
Pfizer, Inc. (Pharmaceuticals)		26,934	777,315
			4,397,417
INDUSTRIALS - 5.9%
Northrop Grumman Corp. (Aerospace & Defense)		1,739	121,991
A.O. Smith Corp. (Building Products)		1,081	79,529
Apogee Enterprises, Inc. (Building Products)		1,451	42,006
InnerWorkings, Inc. (Commercial Svs. & Supplies)	(a)	4,720	71,461
Aegion Corp. (Construction & Engineering)	(a)	3,756	86,951
AZZ, Inc. (Electrical Equip.)		2,371	114,282
Flowserve Corp. (Machinery)		1,742	292,151
Illinois Tool Works, Inc. (Machinery)		3,273	199,457
Trimas Corp. (Machinery)	(a)	3,668	119,100
On Assignment, Inc. (Professional Svs.)	(a)	4,982	126,094
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	1,326	99,052
			1,352,074
INFORMATION TECHNOLOGY - 18.9%
Ixia (Communications Equip.)	(a)	6,955	150,506
Seagate Technology PLC (Computers & Peripherals)		9,204	336,498
Western Digital Corp. (Computers & Peripherals)		1,817	91,359
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,368	73,215
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	698	33,239
eBay, Inc. (Internet Software & Svs.)	(a)	9,603	520,675
Yahoo!, Inc. (Internet Software & Svs.)	(a)	28,736	676,158
International Business Machines Corp. (IT Svs.)		3,532	753,376
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		3,378	82,322
Ultratech, Inc. (Semiconductors & Equip.)	(a)	2,557	101,078
BMC Software, Inc. (Software)	(a)	2,628	121,755
Manhattan Associates, Inc. (Software)	(a)	2,460	182,753
Netscout Systems, Inc. (Software)	(a)	3,982	97,838
Oracle Corp. (Software)		25,368	820,401
Sourcefire, Inc. (Software)	(a)	2,833	167,799
Symantec Corp. (Software)	(a)	5,117	126,288
			4,335,260
MATERIALS - 2.3%
American Vanguard Corp. (Chemicals)		1,103	33,686
CF Industries Holdings, Inc. (Chemicals)		228	43,404
FMC Corp. (Chemicals)		500	28,515
LyondellBasell Industries NV Class A (Chemicals)		3,019	191,072
NewMarket Corp. (Chemicals)		369	96,073
Sherwin-Williams Co. / The (Chemicals)		375	63,334
Metals U.S.A. Holdings Corp. (Metals & Mining)		3,521	72,709
			528,793
TELECOMMUNICATION SERVICES - 4.4%
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		14,832	156,923
France Telecom SA - ADR (Diversified Telecom. Svs.)		15,475	157,226
Swisscom AG - ADR (Diversified Telecom. Svs.)		3,911	181,157
TeliaSonera AB - ADR (Diversified Telecom. Svs.)		12,461	178,940
Vivendi SA - ADR (Diversified Telecom. Svs.)		7,475	154,433
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		6,701	190,375
			1,019,054
UTILITIES - 4.8%
Electricite de France SA - ADR (Electric Utilities)		46,685	175,536
Enel SpA - ADR (Electric Utilities)		40,679	130,580
SSE PLC - ADR (Electric Utilities)		7,227	164,125
E.ON SE - ADR (Multi-Utilities)		9,153	160,635
GDF Suez - ADR (Multi-Utilities)		8,200	157,932
National Grid PLC - ADR (Multi-Utilities)		2,960	171,710
RWE AG - ADR (Multi-Utilities)		4,098	153,675
			1,114,193
Total Common Stocks (Cost $20,030,910)			$22,641,098

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		337,000	$337,000
Total Money Market Funds (Cost $337,000)			$337,000

Total Investments - 100.0% (Cost $20,367,910)	(b)		$22,978,098
Other Assets in Excess of Liabilities - 0.0%			5,305
Net Assets - 100.0%			$22,983,403

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 98.3%		Shares	Value
CONSUMER DISCRETIONARY - 33.8%
Dorman Products, Inc. (Auto Components)		3,058	$113,788
Thor Industries, Inc. (Automobiles)		4,609	169,565
Winnebago Industries, Inc. (Automobiles)	(a)	6,245	128,897
Carriage Services, Inc. (Diversified Consumer Svs.)		8,963	190,464
AFC Enterprises, Inc. (Hotels, Restaurants & Leisure)	(a)	4,068	147,790
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		4,906	252,365
D.R. Horton, Inc. (Household Durables)		28,283	687,277
Lennar Corp. Class A (Household Durables)		13,750	570,350
Gap, Inc. / The (Specialty Retail)		41,158	1,456,993
Home Depot, Inc. / The (Specialty Retail)		40,000	2,791,200
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	2,025	142,195
Stage Stores, Inc. (Specialty Retail)		4,393	113,691
Urban Outfitters, Inc. (Specialty Retail)	(a)	12,547	486,071
Williams-Sonoma, Inc. (Specialty Retail)		8,457	435,705
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		10,392	414,745
			8,101,096
CONSUMER STAPLES - 5.1%
Mondelez International, Inc. Class A (Food Products)		20,669	632,678
Universal Corp. (Tobacco)		10,592	593,576
			1,226,254
FINANCIALS - 27.0%
BB&T Corp. (Commercial Banks)		18,097	568,065
First Niagara Financial Group, Inc. (Commercial Banks)		66,424	588,517
FirstMerit Corp. (Commercial Banks)		36,975	611,197
F.N.B. Corp. (Commercial Banks)		49,534	599,361
Trustmark Corp. (Commercial Banks)		23,486	587,385
United Bankshares, Inc. (Commercial Banks)		21,718	577,916
Allstate Corp. / The (Insurance)		13,098	642,719
Cincinnati Financial Corp. (Insurance)		13,540	638,953
Mercury General Corp. (Insurance)		13,095	496,693
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		40,347	578,979
People's United Financial, Inc. (Thrifts & Mortgage Finance)		43,617	586,212
			6,475,997
HEALTH CARE - 8.0%
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	8,080	1,425,312
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,680	345,056
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9,176	145,256
			1,915,624
INDUSTRIALS - 9.4%
Northrop Grumman Corp. (Aerospace & Defense)		7,820	548,573
A.O. Smith Corp. (Building Products)		3,367	247,710
Apogee Enterprises, Inc. (Building Products)		4,520	130,854
Republic Services, Inc. (Commercial Svs. & Supplies)		17,997	593,901
Flowserve Corp. (Machinery)		4,321	724,675
			2,245,713
INFORMATION TECHNOLOGY - 1.0%
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,173	103,478
Manhattan Associates, Inc. (Software)	(a)	1,768	131,345
			234,823
MATERIALS - 4.1%
American Vanguard Corp. (Chemicals)		3,435	104,905
NewMarket Corp. (Chemicals)		1,151	299,674
Commercial Metals Co. (Metals & Mining)		36,231	574,261
			978,840
UTILITIES - 9.9%
FirstEnergy Corp. (Electric Utilities)		12,678	535,012
Pinnacle West Capital Corp. (Electric Utilities)		10,334	598,235
Black Hills Corp. (Multi-Utilities)		14,600	642,984
Public Service Enterprise Group, Inc. (Multi-Utilities)		17,438	598,821
			2,375,052
Total Common Stocks (Cost $21,459,597)			$23,553,399

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		395,000	$395,000
Total Money Market Funds (Cost $395,000)			$395,000

Total Investments - 99.9% (Cost $21,854,597)	(b)		$23,948,399
Other Assets in Excess of Liabilities - 0.1%			15,073
Net Assets - 100.0%			$23,963,472

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2013 (Unaudited)

Common Stocks - 98.4%		Shares	Value
CONSUMER DISCRETIONARY - 22.2%
McDonald's Corp. (Hotels, Restaurants & Leisure)		23,900	$2,382,591
Starbucks Corp. (Hotels, Restaurants & Leisure)		28,800	1,640,448
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		32,300	2,323,662
CBS Corp. Class B (Media)		43,500	2,031,015
Walt Disney Co. / The (Media)		38,800	2,203,840
Macy's, Inc. (Multiline Retail)		59,000	2,468,560
AutoZone, Inc. (Specialty Retail)	(a)	5,900	2,340,943
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	47,000	2,617,430
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	38,600	1,758,616
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		13,000	2,201,030
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	35,000	1,792,000
V.F. Corp. (Textiles, Apparel & Luxury Goods)		14,200	2,382,050
			26,142,185
CONSUMER STAPLES - 4.1%
Kellogg Co. (Food Products)		37,600	2,422,568
Procter & Gamble Co. / The (Household Products)		30,200	2,327,212
			4,749,780
ENERGY - 3.2%
Schlumberger Ltd. (Energy Equip. & Svs.)		28,200	2,111,898
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	31,100	1,581,124
			3,693,022
FINANCIALS - 3.3%
Capital One Financial Corp. (Consumer Finance)		39,200	2,154,040
Hartford Financial Services Group, Inc. (Insurance)		67,900	1,751,820
			3,905,860
HEALTH CARE - 14.5%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	105,600	782,496
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	65,800	1,190,322
Celgene Corp. (Biotechnology)	(a)	23,000	2,665,930
Infinity Pharmaceuticals, Inc. (Biotechnology)	(a)	6,200	300,514
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	49,700	2,732,506
Baxter International, Inc. (Health Care Equip. & Supplies)		32,500	2,360,800
Medtronic, Inc. (Health Care Equip. & Supplies)		49,900	2,343,304
Perrigo Co. (Pharmaceuticals)		19,500	2,315,235
Roche Holding AG - ADR (Pharmaceuticals)		41,100	2,408,460
			17,099,567
INDUSTRIALS - 21.8%
United Technologies Corp. (Aerospace & Defense)		25,100	2,345,093
FedEx Corp. (Air Freight & Logistics)		23,500	2,307,700
Delta Air Lines, Inc. (Airlines)	(a)	143,200	2,364,232
Tyco International Ltd. (Commercial Svs. & Supplies)		73,600	2,355,200
Quanta Services, Inc. (Construction & Engineering)	(a)	19,500	557,310
Eaton Corp. PLC (Electrical Equip.)		35,900	2,198,875
Danaher Corp. (Industrial Conglomerates)		36,800	2,287,120
Pentair Ltd. (Machinery)		34,300	1,809,325
Snap-On, Inc. (Machinery)		28,500	2,356,950
Stanley Black & Decker, Inc. (Machinery)		29,300	2,372,421
Xylem, Inc. (Machinery)		80,000	2,204,800
Hertz Global Holdings, Inc. (Road & Rail)	(a)	111,700	2,486,442
			25,645,468
INFORMATION TECHNOLOGY - 28.2%
F5 Networks, Inc. (Communications Equip.)	(a)	15,500	1,380,740
QUALCOMM, Inc. (Communications Equip.)		36,100	2,416,895
Apple, Inc. (Computers & Peripherals)		12,000	5,311,560
EMC Corp. (Computers & Peripherals)	(a)	92,100	2,200,269
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	89,700	2,294,526
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,010	3,978,090
Yahoo!, Inc. (Internet Software & Svs.)	(a)	26,600	625,898
International Business Machines Corp. (IT Svs.)		19,300	4,116,690
Altera Corp. (Semiconductors & Equip.)		62,700	2,223,969
Avago Technologies Ltd. (Semiconductors & Equip.)		64,300	2,309,656
Xilinx, Inc. (Semiconductors & Equip.)		60,800	2,320,736
Microsoft Corp. (Software)		40,569	1,160,679
Oracle Corp. (Software)		43,800	1,416,492
TIBCO Software, Inc. (Software)	(a)	72,400	1,463,928
			33,220,128
TELECOMMUNICATION SERVICES - 1.1%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		26,100	1,282,815
Total Common Stocks (Cost $106,921,085)			$115,738,825

Money Market Funds - 1.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,012,000	$2,012,000
Total Money Market Funds (Cost $2,012,000)			$2,012,000

Total Investments - 100.1% (Cost $108,933,085)	(b)		$117,750,825
Liabilities in Excess of Other Assets - (0.1)%			(76,305)
Net Assets - 100.0%			$117,674,520

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2013 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty-four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing in equity securities traded in the U.S.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	30,000,000	Strategic Value	10,000,000
Money Market	80,000,000	High Income Bond	60,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	45,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	35,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	10,000,000
Aggressive Growth	10,000,000	Income Opportunity	10,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	10,000,000
S&P 500® Index	35,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2013:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$197,786,895	$-	$-
	Preferred Stocks**	1,039,148	-	-
	Money Market Funds	2,249,000	-	-
		$201,075,043	$-	$-

Money Market *	Commercial Paper**	$-	$172,993,617	$-
	Asset-Backed Securities**	-	284,380	-
	U.S. Government Agency Issues	-	9,999,700	-
	U.S. Treasury Obligations	-	9,999,599	-
	Money Market Funds	30,000,000	-	-
		$30,000,000	$193,277,296	$-

Bond	Corporate Bonds**	$-	$154,405,615	$-
	U.S. Treasury Obligations	-	3,977,735	-
	Money Market Funds	2,467,000	-	-
		$2,467,000	$158,383,350	$-

Omni	Common Stocks**	$26,019,545	$-	$-
	Corporate Bonds**	-	6,931,837	-
	U.S. Treasury Obligations	-	442,492	-
	Money Market Funds	1,253,000	-	-
		$27,272,545	$7,374,329	$-

International	Common Stocks**	$88,963,915	$86,614,687	$-
	Preferred Stocks**	1,323,790	-	-
	U.S. Treasury Obligations	-	249,972	-
	Money Market Funds	2,147,849	-	-
		$92,435,554	$86,864,659	$-

	Foreign currency contracts	$14,163	$-	$-

Capital Appreciation	Common Stocks**	$118,382,421	$3,268,907	$-
	Money Market Funds	4,619,000	-	-
		$123,001,421	$3,268,907	$-

Millennium	Common Stocks**	$36,551,514	$-	$-
	Money Market Funds	434,000	-	-
		$36,985,514	$-	$-

International Small-Mid Company	Common Stocks**	$23,364,699	$41,838,947	$-
	Money Market Funds	2,767,075	-	-
		$26,131,774	$41,838,947	$-

Aggressive Growth	Common Stocks**	$25,453,358	$5,101,964	$-
	VVPR Strips**	-	9	-
	Money Market Funds	2,820,000	-	-
		$28,273,358	$5,101,973	$-

Small Cap Growth	Common Stocks**	$40,317,465	$-	$-
	Money Market Funds	1,547,000	-	-
		$41,864,465	$-	$-

Mid Cap Opportunity	Common Stocks**	$71,812,284	$-	$-
	Money Market Funds	895,000	-	-
		$72,707,284	$-	$-

S&P 500® Index	Common Stocks**	$220,095,517	$-	$-
	Exchange Traded Funds	10,516,246	-	-
		$230,611,763	$-	$-

Strategic Value	Common Stocks**	$212,534,943	$66,512,007	$-
	Money Market Funds	2,689,000	-	-
		$215,223,943	$66,512,007	$-

High Income Bond	Corporate Bonds**	$-	$304,482,536	$-
	Common Stocks**	123,604	-	-
	Preferred Stocks**	342,194	-	-
	Warrants**	122,382	-	-
	Other**	30,132	-	-
	Money Market Funds	4,363,000	-	-
		$4,981,312	$304,482,536	$-

Capital Growth	Common Stocks**	$62,841,176	$-	$-
	Money Market Funds	166,000	-	-
		$63,007,176	$-	$-

Nasdaq-100® Index	Common Stocks**	$72,158,812	$-	$-
	Exchange Traded Funds	290,709	-	-
		$72,449,521	$-	$-

Bristol	Common Stocks**	$222,188,245	$-	$-
	Money Market Funds	3,315,000	-	-
		$225,503,245	$-	$-

Bryton Growth	Common Stocks**	$167,107,147	$-	$-
	Money Market Funds	4,546,000	-	-
		$171,653,147	$-	$-

U.S. Equity	Common Stocks**	$17,004,370	$-	$-
	Money Market Funds	213,000	-	-
		$17,217,370	$-	$-

Balanced	Common Stocks**	$66,484,063	$-	$-
	Corporate Bonds**	-	25,092,545	-
	U.S. Treasury Obligations	-	10,615,542	-
	Purchased Options	61,700	-	-
	Money Market Funds	1,828,000	-	-
		$68,373,763	$35,708,087	$-

	Written Options	$(221,250)	$-	$-

Income Opportunity	Common Stocks**	$9,984,527	$-	$-
	Purchased Options	10,725	-	-
	Money Market Funds	28,000	-	-
		$10,023,252	$-	$-

	Written Options	$(44,250)	$-	$-

Target VIP	Common Stocks**	$22,641,098	$-	$-
	Money Market Funds	337,000	-	-
		$22,978,098	$-	$-

Target Equity/Income	Common Stocks**	$23,553,399	$-	$-
	Money Market Funds	395,000	-	-
		$23,948,399	$-	$-

Bristol Growth	Common Stocks**	$115,738,825	$-	$-
	Money Market Funds	2,012,000	-	-
		$117,750,825	$-	$-

*	At March 31, 2013, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.
**	For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

As noted on the Schedules of Investments for the International and International Small-Mid Company Portfolios, there were several transfers of securities which were reported in the Level 2 pricing category at December 31, 2012, to Level 1 at March 31, 2013. On March 29, 2013, a national holiday in the United States, markets in Japan, South Korea, and Thailand were open for trading. The fair value service provider, however, did not provide fair value adjustments on that date. Therefore, for common stocks traded in those identified markets, the local close prices were utilized for the March 31, 2013 financial reporting presentation. As such, the affected securities were classified as Level 1 for March 31, 2013 and Level 2 for December 31, 2012, a date for which fair value adjustments were readily available. Detail regarding these securities is included in the table below:

International Portfolio
Security Name	Value at March 31, 2013
Aisin Seiki Co. Ltd.	$1,583,258
Asahi Kasei Corp.	$2,501,726
Astellas Pharma, Inc.	$693,408
Chugai Pharmaceutical Co. Ltd.	$793,063
Hitachi Ltd.	$1,269,028
Japan Tobacco, Inc.	$1,835,662
Kaneka Corp.	$1,453,179
Kuraray Co. Ltd.	$916,604
Mitsubishi Chemical Holdings Corp.	$861,821
Murata Manufacturing Co. Ltd.	$2,010,623
Shionogi & Co. Ltd.	$1,622,349
Shiseido Co. Ltd.	$2,029,936
Takeda Pharmaceutical Co. Ltd.	$1,448,059
Coway Co. Ltd.	$746,745
Hyundai Motor Co.	$3,382,348
Kia Motors Corp.	$2,428,690
Korea Electric Power Corp.	$866,026
Mando Corp.	$830,757
Samsung Electronics Co. Ltd.	$5,754,729
Samsung Heavy Industries Co. Ltd.	$1,923,602
Samsung SDI Co. Ltd.	$1,300,692
SK Innovation Co. Ltd.	$1,004,674

International Small-Mid Co. Portfolio
Security Name	Value
Aisin Seiki Co. Ltd.	$637,701
Chiyoda Corp.	$456,886
Daihatsu Motor Co. Ltd.	$663,558
Don Quijote Co. Ltd.	$571,445
Fuji Heavy Industries Ltd.	$356,966
JGC Corp.	$454,900
Lawson, Inc.	$539,119
Park24 Co. Ltd.	$454,462
Shionogi & Co. Ltd.	$596,512
Ship Healthcare Holdings, Inc.	$716,684
Amata Corp. PCL	$698,649
Bangkok Dusit Medical Services PCL	$952,679
Hotel Shilla Co. Ltd.	$591,228

There were no securities in Level 3 during the three-month period ended March 31, 2013.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3) Financial Instruments

The Fund’s Portfolios, other than the Money Market Portfolio, may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced and Income Opportunity Portfolios wrote call options and purchased put options on the S&P 500 Index during the three-month period ended March 31, 2013. These instruments were used by the Portfolios to provide a hedge against equity price risk. During a period in which the prices of the Portfolios’ common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolios.

The Balanced and Income Opportunity Portfolios’ written call options are collateralized by cash and/or securities held with the Portfolios’ prime broker and in segregated accounts at the Portfolios’ custodian. Such collateral for the Portfolios is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolios’ Schedules of Investments. Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At March 31, 2013, there were no outstanding futures contracts. There were other index futures contracts that were executed and closed in the International Portfolio during the three-month period ended March 31, 2013. These were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Details of the foreign currency contracts outstanding in the International Portfolio at March 31, 2013 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)

January 8, 2013	April 11, 2013	HSBC	77,300,000	RUB	$2,512,391	$2,481,845	$(30,546)
February 7, 2013	May 13, 2013	HSBC	35,488,600	SEK	$5,523,174	$5,441,210	$(81,964)
March 7, 2013	June 10, 2013	HSBC	4,570,000	NZD	$3,758,825	$3,806,481	$47,656
March 4, 2013	June 10, 2013	HSBC	6,600,000	NZD	$5,421,372	$5,497,326	$75,954
March 7, 2013	June 17, 2013	JPM	3,408,900	GBP	$5,119,466	$5,177,632	$58,166
March 13, 2013	June 17, 2013	HSBC	40,000,000	INR	$722,674	$724,635	$1,961
March 13, 2013	June 17, 2013	BARC	109,900,000	INR	$1,987,701	$1,990,936	$3,235
March 20, 2013	June 24, 2013	JPM	1,079,871	AUD	$1,114,678	$1,117,413	$2,735
March 20, 2013	June 24, 2013	JPM	158,309	AUD	$163,353	$163,813	$460
March 20, 2013	June 24, 2013	JPM	1,511,820	AUD	$1,560,843	$1,564,379	$3,536
					$27,884,477	$27,965,670	$81,193

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)

February 27, 2013	May 13, 2013	HSBC	$2,401,780	15,488,600	SEK	$2,374,755	$27,025
March 7, 2013	June 17, 2013	HSBC	$11,059,282	1,049,360,000	JPY	$11,153,337	$(94,055)
			$13,461,062			$13,528,092	$(67,030)

Counterparties	Currencies
HSBC - HSBC Bank USA, N.A.	RUB - New Russian Rubel
JPM - JPMorgan Chase Bank, N.A.	SEK - Swedish Krona
BARC - Barclays Bank PLC	NZD - New Zealand Dollar
GBP - British Pound
INR - Indian Rupee
JPY - Japanese Yen
AUD - Australian Dollar

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index. The Portfolio was under-weighted in equity investments within the countries of Russia, Sweden, New Zealand, Great Britain, India, and Australia. The Portfolio executed contracts to buy those countries’ currencies to mitigate the effects that volatility in those currencies’ exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in equity investments within the country of Japan and, likewise, executed contracts to sell those countries’ currencies in order to mitigate the effect that volatility in the exchange rate might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the year for similar benchmark performance hedging purposes. The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

(4)	Federal Income Tax Information

The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2013 for federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$41,630,169	$13,841,031	$3,532,750	$40,693,376	$23,497,912	$5,220,140
Depreciation	(3,124,229)	(396,784)	(386,402)	(5,057,093)	(3,837,004)	(190,871)
Net unrealized:
Appreciation	$38,505,940	$13,444,247	$3,146,348	$35,636,283	$19,660,908	$5,029,269
Aggregate cost of securities:	$162,569,103	$147,406,103	$31,500,526	$143,663,930	$106,609,420	$31,956,245

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$18,733,265	$9,871,232	$5,464,526	$15,496,040	$78,813,208	$24,580,729
Depreciation	(419,552)	(1,159,513)	(1,662,207)	(1,011,850)	(13,876,278)	(3,093,572)
Net unrealized:
Appreciation	$18,313,713	$8,711,719	$3,802,319	$14,484,190	$64,936,930	$21,487,157
Aggregate cost of securities:	$49,657,008	$24,663,612	$38,062,146	$58,223,094	$165,674,833	$260,248,793

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$21,147,128	$16,741,126	$21,739,294	$24,394,474	$28,086,029	$3,804,408
Depreciation	(2,555,351)	(1,896,373)	(1,551,654)	(2,973,422)	(8,903,230)	(212,447)
Net unrealized:
Appreciation	$18,591,777	$14,844,753	$20,187,640	$21,421,052	$19,182,799	$3,591,961
Aggregate cost of securities:	$290,872,071	$48,162,423	$52,261,881	$204,082,193	$152,470,348	$13,625,409

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$8,884,596	$1,834,887	$3,344,351	$2,358,814	$10,489,652
Depreciation	(477,794)	(18,955)	(824,918)	(291,963)	(2,140,184)
Net unrealized:
Appreciation	$8,406,802	$1,815,932	$2,519,433	$2,066,851	$8,349,468
Aggregate cost of securities:	$95,675,048	$8,207,320	$20,458,665	$21,881,548	$109,401,357

(5)	Legal Matters

In December 2007, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. The Target Equity/Income Portfolio composes part of the Fund. The value of the proceeds received by the Target Equity/Income Portfolio as a result of the Merger was $1,772,400. On March 2, 2012, the Fund moved the U.S. Bankruptcy Court for the Southern District of New York to dismiss it from the Creditor Trust Action. The Court has yet to take any action on the motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted. Management of the Fund is currently assessing the cases and has not yet determined the potential effect, if any, on the net asset value of the Target Equity/Income Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al., was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. On Novermber 6, 2012, the Fund, along with other similarly situated defendants in the MDL, filed a motion to dismiss the individual creditor actions. The Court has yet to take any action on the motion to dismiss. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund is currently assessing the complaints and has not yet determined the potential effect, if any, on the respective net assets values of those Portfolios.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title) /s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 21, 2012

By (Signature and Title) /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date May 21, 2012